UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 11 of its series:

Wells Fargo Capital Growth Fund, Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Growth Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Low Volatility U.S. Equity Fund, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund.

Date of reporting period: January 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

January 31, 2017

Wells Fargo Capital Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Capital Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Capital Growth Fund for the six-month period that ended January 31, 2017. Despite heightened market volatility, global stocks delivered favorable results overall. U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

In August–September 2016, global stocks delivered generally positive results; bonds’ interest rates remained historically low.

From August into early September 2016, U.S. and international stocks generally trended upward. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields rose, after bottoming in July, as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, anticipation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Capital Growth Fund	3

money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into January 2017.

January brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Capital Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Christopher J. Warner, CFA®

Average annual total returns (%) as of January 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFCGX)	7-31-2007	6.54	10.24	4.89	13.01	11.56	5.51	1.24	1.11
Class C (WFCCX)	7-31-2007	11.19	10.73	4.74	12.19	10.73	4.74	1.99	1.86
Class R4 (WCGRX)	11-30-2012	–	–	–	13.27	11.95	5.96	0.96	0.75
Class R6 (WFCRX)	11-30-2012	–	–	–	13.47	12.11	6.04	0.81	0.60
Administrator Class (WFCDX)	6-30-2003	–	–	–	13.15	11.77	5.77	1.16	0.94
Institutional Class (WWCIX)	4-8-2005	–	–	–	13.39	12.06	6.01	0.91	0.70
Russell 1000® Growth Index[4]	–	–	–	–	17.23	13.93	8.42	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Capital Growth Fund	5

Ten largest holdings (%) as of January 31, 2017[5]
Alphabet Incorporated Class A	7.09
Amazon.com Incorporated	6.31
Visa Incorporated Class A	3.82
Microsoft Corporation	3.53
The Home Depot Incorporated	3.40
UnitedHealth Group Incorporated	3.34
Waste Connections Incorporated	3.14
Celgene Corporation	2.97
Facebook Incorporated Class A	2.69
Fidelity National Information Services Incorporated	2.64

Sector distribution as of January 31, 2017[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Capital Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2016 to January 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2016	Ending account value 1-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,020.27	$5.38	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.38	1.06%
Class C
Actual	$1,000.00	$1,016.68	$9.18	1.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.04	$9.17	1.81%
Class R4
Actual	$1,000.00	$1,022.11	$3.81	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%
Class R6
Actual	$1,000.00	$1,023.25	$3.05	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Administrator Class
Actual	$1,000.00	$1,021.12	$4.78	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.77	0.94%
Institutional Class
Actual	$1,000.00	$1,022.24	$3.56	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Capital Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.38%

Consumer Discretionary: 21.00%

Hotels, Restaurants & Leisure: 5.62%
Royal Caribbean Cruises Limited	37,100	$3,473,669
Starbucks Corporation	107,141	5,916,326
Yum! Brands Incorporated	74,100	4,855,773

		14,245,768

Internet & Direct Marketing Retail: 6.31%
Amazon.com Incorporated †	19,405	15,979,629

Media: 2.23%
Charter Communications Incorporated Class A †	17,450	5,652,928

Specialty Retail: 6.84%
O’Reilly Automotive Incorporated †	14,050	3,684,894
The Home Depot Incorporated	62,533	8,603,290
The TJX Companies Incorporated	67,260	5,039,119

		17,327,303

Consumer Staples: 4.57%

Beverages: 2.93%
Constellation Brands Incorporated Class A	27,634	4,138,468
Monster Beverage Corporation †	77,000	3,280,200

		7,418,668

Tobacco: 1.64%
Reynolds American Incorporated	69,100	4,154,983

Financials: 5.05%

Capital Markets: 5.05%
Intercontinental Exchange Incorporated	104,775	6,114,669
Raymond James Financial Incorporated	34,900	2,615,057
S&P Global Incorporated	33,863	4,069,655

		12,799,381

Health Care: 12.40%

Biotechnology: 4.58%
Alexion Pharmaceuticals Incorporated †	14,100	1,842,588
Celgene Corporation †	64,800	7,526,520
Gilead Sciences Incorporated	30,900	2,238,705

		11,607,813

Health Care Equipment & Supplies: 4.48%
Baxter International Incorporated	75,850	3,633,974
Boston Scientific Corporation †	163,850	3,942,231
Intuitive Surgical Incorporated †	5,450	3,775,161

		11,351,366

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Capital Growth Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Health Care Providers & Services: 3.34%
UnitedHealth Group Incorporated	52,200	$8,461,620

Industrials: 11.42%

Aerospace & Defense: 1.57%
Northrop Grumman Corporation	17,350	3,974,538

Airlines: 1.34%
Spirit Airlines Incorporated †	62,600	3,382,904

Building Products: 2.07%
Johnson Controls International plc	119,512	5,256,138

Commercial Services & Supplies: 3.14%
Waste Connections Incorporated	99,020	7,951,306

Electrical Equipment: 1.09%
Acuity Brands Incorporated	13,300	2,756,159

Professional Services: 1.18%
TransUnion †	94,773	2,988,193

Road & Rail: 1.03%
Kansas City Southern	30,400	2,611,664

Information Technology: 40.88%

Communications Equipment: 1.77%
Harris Corporation	43,600	4,478,156

Internet Software & Services: 11.37%
Alphabet Incorporated Class A †	21,908	17,968,723
Facebook Incorporated Class A †	52,324	6,818,864
Tencent Holdings Limited ADR	153,850	4,028,562

		28,816,149

IT Services: 9.63%
Fidelity National Information Services Incorporated	84,100	6,679,222
PayPal Holdings Incorporated †	122,350	4,867,083
Total System Services Incorporated	62,350	3,159,898
Visa Incorporated Class A	117,133	9,688,070

		24,394,273

Semiconductors & Semiconductor Equipment: 2.20%
Broadcom Limited	28,000	5,586,000

Software: 15.91%
Activision Blizzard Incorporated	94,950	3,817,940
Adobe Systems Incorporated †	39,700	4,501,186
Electronic Arts Incorporated †	63,600	5,306,148
Microsoft Corporation	138,500	8,954,025
Nintendo Company Limited	101,850	2,518,751

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Capital Growth Fund	9

Security name		Shares	Value

Software (continued)
Salesforce.com Incorporated †		57,380	$4,538,758
ServiceNow Incorporated †		26,780	2,426,804
Symantec Corporation		183,350	5,051,293
Ultimate Software Group Incorporated †		16,500	3,195,390

			40,310,295

Materials: 3.06%

Chemicals: 1.61%
The Sherwin-Williams Company		13,450	4,086,245

Construction Materials: 1.45%
Vulcan Materials Company		28,550	3,663,822

Total Common Stocks (Cost $191,354,801)			249,255,301

	Yield
Short-Term Investments: 1.83%

Investment Companies: 1.83%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.46%	4,627,172	4,627,172

Total Short-Term Investments (Cost $4,627,172)			4,627,172

Total investments in securities (Cost $195,981,973) *	100.21%	253,882,473
Other assets and liabilities, net	(0.21)	(526,567)

Total net assets	100.00%	$253,355,906

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $196,143,042 and unrealized gains (losses) consists of:

Gross unrealized gains	$60,266,643
Gross unrealized losses	(2,527,212)

Net unrealized gains	$57,739,431

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Capital Growth Fund	Statement of assets and liabilities—January 31, 2017 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $191,354,801)	$249,255,301
In affiliated securities, at value (cost $4,627,172)	4,627,172

Total investments, at value (cost $195,981,973)	253,882,473
Receivable for Fund shares sold	45,207
Receivable for dividends	30,842
Receivable for securities lending income	86
Prepaid expenses and other assets	49,706

Total assets	254,008,314

Liabilities
Payable for Fund shares redeemed	462,408
Management fee payable	106,446
Distribution fee payable	2,058
Administration fees payable	21,761
Accrued expenses and other liabilities	59,735

Total liabilities	652,408

Total net assets	$253,355,906

NET ASSETS CONSIST OF
Paid-in capital	$185,892,299
Overdistributed net investment income	(119,782)
Accumulated net realized gains on investments	9,682,889
Net unrealized gains on investments	57,900,500

Total net assets	$253,355,906

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$72,050,061
Shares outstanding – Class A1	4,807,129
Net asset value per share – Class A	$14.99
Maximum offering price per share – Class A2	$15.90
Net assets – Class C	$3,216,361
Shares outstanding – Class C1	240,984
Net asset value per share – Class C	$13.35
Net assets – Class R4	$16,068
Share outstanding – Class R4[1]	974
Net asset value per share – Class R4	$16.50
Net assets – Class R6	$132,925,386
Shares outstanding – Class R6[1]	7,999,989
Net asset value per share – Class R6	$16.62
Net assets – Administrator Class	$20,652,178
Shares outstanding – Administrator Class[1]	1,283,141
Net asset value per share – Administrator Class	$16.10
Net assets – Institutional Class	$24,495,852
Shares outstanding – Institutional Class[1]	1,479,102
Net asset value per share – Institutional Class	$16.56

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2017 (unaudited)	Wells Fargo Capital Growth Fund	11

Investment income
Dividends (net of foreign withholding taxes of $7,585)	$1,525,374
Income from affiliated securities	6,431
Securities lending income, net	5,195

Total investment income	1,537,000

Expenses
Management fee	924,646
Administration fees
Class A	78,036
Class C	3,508
Class R4	6
Class R6	20,385
Administrator Class	17,752
Institutional Class	15,145
Shareholder servicing fees
Class A	92,900
Class C	4,177
Class R4	7
Administrator Class	34,138
Distribution fee
Class C	12,530
Custody and accounting fees	4,844
Professional fees	25,358
Registration fees	41,515
Shareholder report expenses	16,279
Trustees’ fees and expenses	12,606
Other fees and expenses	3,944

Total expenses	1,307,776
Less: Fee waivers and/or expense reimbursements	(265,981)

Net expenses	1,041,795

Net investment income	495,205

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	18,340,874
Affiliated securities	260

Net realized gains on investments	18,341,134
Net change in unrealized gains (losses) on investments	(13,712,834)

Net realized and unrealized gains (losses) on investments	4,628,300

Net increase in net assets resulting from operations	$5,123,505

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Capital Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2017 (unaudited)		Year ended July 31, 2016

Operations
Net investment income		$495,205		$89,510
Net realized gains (losses) on investments		18,341,134		(424,974)
Net change in unrealized gains (losses) on investments		(13,712,834)		701,484

Net increase in net assets resulting from operations		5,123,505		366,020

Distributions to shareholders from
Net investment income
Class A		(97,914)		0
Class R4		(38)		0
Class R6		(412,002)		0
Administrator Class		(39,091)		0
Institutional Class		(65,942)		0
Net realized gains
Class A		(1,953,165)		(12,289,754)
Class C		(101,375)		(556,329)
Class R4		(384)		(1,876)
Class R6		(3,243,150)		(18,521,143)
Administrator Class		(611,585)		(4,001,022)
Institutional Class		(616,477)		(3,150,712)

Total distributions to shareholders		(7,141,123)		(38,520,836)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	106,488	1,565,916	4,787,904	79,683,106
Class C	26,447	347,356	37,860	527,959
Class R6	180,361	2,968,080	958,376	15,871,334
Administrator Class	64,900	1,032,603	179,863	2,841,546
Institutional Class	357,411	5,902,506	571,120	9,788,878
Investor Class	N/A	N/A	45,169 [1]	724,606 [1]

		11,816,461		109,437,429

Reinvestment of distributions
Class A	137,410	2,007,306	842,773	12,076,915
Class C	6,718	87,332	37,294	480,716
Class R4	26	422	120	1,876
Class R6	225,598	3,655,152	1,172,966	18,521,143
Administrator Class	41,307	647,990	259,809	3,985,470
Institutional Class	41,696	673,157	188,296	2,965,655

		7,071,359		38,031,775

Payment for shares redeemed
Class A	(573,420)	(8,495,720)	(1,479,556)	(21,274,728)
Class C	(44,435)	(584,742)	(87,529)	(1,218,466)
Class R6	(822,126)	(13,493,027)	(1,823,127)	(29,216,949)
Administrator Class	(740,945)	(11,751,991)	(415,047)	(6,710,672)
Institutional Class	(341,573)	(5,583,267)	(536,405)	(8,726,371)
Investor Class	N/A	N/A	(4,836,074)[1]	(80,008,660)[1]

		(39,908,747)		(147,155,846)

Net increase (decrease) in net assets resulting from capital share transactions		(21,020,927)		313,358

Total decrease in net assets		(23,038,545)		(37,841,458)

Net assets
Beginning of period		276,394,451		314,235,909

End of period		$253,355,906		$276,394,451

Overdistributed net investment income		$(119,782)		$0

[1]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Capital Growth Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.12	$17.38	$21.31	$19.87	$16.74	$16.25
Net investment income (loss)	0.01 [1]	(0.03)[1]	(0.07)[1]	(0.10)[1]	0.00 [1,2]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	0.29	0.04	2.09	3.79	3.43	0.54

Total from investment operations	0.30	0.01	2.02	3.69	3.43	0.49
Distributions to shareholders from
Net investment income	(0.02)	0.00	0.00	(0.02)	0.00	0.00
Net realized gains	(0.41)	(2.27)	(5.95)	(2.23)	(0.30)	0.00

Total distributions to shareholders	(0.43)	(2.27)	(5.95)	(2.25)	(0.30)	0.00
Net asset value, end of period	$14.99	$15.12	$17.38	$21.31	$19.87	$16.74
Total return[3]	2.03%	0.75%	11.00%	19.09%	20.85%	3.02%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.24%	1.27%	1.26%	1.26%	1.21%
Net expenses	1.06%	1.06%	1.11%	1.11%	1.14%	1.20%
Net investment income (loss)	0.10%	(0.18)%	(0.39)%	(0.46)%	0.01%	(0.30)%
Supplemental data
Portfolio turnover rate	39%	85%	114%	94%	107%	116%
Net assets, end of period (000s omitted)	$72,050	$77,648	$17,126	$18,561	$16,390	$17,784

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.54	$15.92	$20.12	$18.98	$16.12	$15.77
Net investment loss	(0.04)[1]	(0.13)[1]	(0.20)[1]	(0.24)[1]	(0.13)[1]	(0.16)[1]
Net realized and unrealized gains (losses) on investments	0.26	0.02	1.95	3.61	3.29	0.51

Total from investment operations	0.22	(0.11)	1.75	3.37	3.16	0.35
Distributions to shareholders from
Net realized gains	(0.41)	(2.27)	(5.95)	(2.23)	(0.30)	0.00
Net asset value, end of period	$13.35	$13.54	$15.92	$20.12	$18.98	$16.12
Total return[2]	1.67%	0.00%	10.15%	18.21%	19.97%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.99%	1.99%	2.02%	2.01%	2.01%	1.96%
Net expenses	1.81%	1.81%	1.86%	1.86%	1.89%	1.95%
Net investment loss	(0.65)%	(0.98)%	(1.14)%	(1.20)%	(0.73)%	(1.05)%
Supplemental data
Portfolio turnover rate	39%	85%	114%	94%	107%	116%
Net assets, end of period (000s omitted)	$3,216	$3,415	$4,212	$4,628	$4,503	$6,042

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Capital Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS R4		2016	2015	2014	2013[1]
Net asset value, beginning of period	$16.59	$18.79	$22.52	$20.83	$18.22
Net investment income (loss)	0.03 [2]	0.01 [2]	(0.01)[2]	(0.02)	0.05
Net realized and unrealized gains (losses) on investments	0.33	0.06	2.23	3.99	2.95

Total from investment operations	0.36	0.07	2.22	3.97	3.00
Distributions to shareholders from
Net investment income	(0.04)	0.00	0.00	(0.05)	(0.09)
Net realized gains	(0.41)	(2.27)	(5.95)	(2.23)	(0.30)

Total distributions to shareholders	(0.45)	(2.27)	(5.95)	(2.28)	(0.39)
Net asset value, end of period	$16.50	$16.59	$18.79	$22.52	$20.83
Total return[3]	2.21%	1.03%	11.35%	19.56%	16.86%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.93%	0.91%	0.91%	0.90%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.41%	0.08%	(0.04)%	(0.10)%	0.37%
Supplemental data
Portfolio turnover rate	39%	85%	114%	94%	107%
Net assets, end of period (000s omitted)	$16	$16	$16	$14	$12

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS R6		2016	2015	2014	2013[1]
Net asset value, beginning of period	$16.70	$18.87	$22.56	$20.85	$18.22
Net investment income	0.05 [2]	0.04 [2]	0.02	0.00 [2,3]	0.07
Net realized and unrealized gains (losses) on investments	0.33	0.06	2.24	4.00	2.95

Total from investment operations	0.38	0.10	2.26	4.00	3.02
Distributions to shareholders from
Net investment income	(0.05)	0.00	0.00	(0.06)	(0.09)
Net realized gains	(0.41)	(2.27)	(5.95)	(2.23)	(0.30)

Total distributions to shareholders	(0.46)	(2.27)	(5.95)	(2.29)	(0.39)
Net asset value, end of period	$16.62	$16.70	$18.87	$22.56	$20.85
Total return[4]	2.32%	1.20%	11.54%	19.71%	16.99%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.79%	0.78%	0.79%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.56%	0.23%	0.11%	0.01%	0.52%
Supplemental data
Portfolio turnover rate	39%	85%	114%	94%	107%
Net assets, end of period (000s omitted)	$132,925	$140,581	$153,009	$142,754	$58

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Capital Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$16.20	$18.43	$22.22	$20.61	$17.32	$16.77
Net investment income (loss)	0.02 [1]	(0.01)[1]	(0.03)[1]	(0.05)[1]	0.04 [1]	(0.00)[1,2]
Net realized and unrealized gains (losses) on investments	0.32	0.05	2.19	3.93	3.55	0.55

Total from investment operations	0.34	0.04	2.16	3.88	3.59	0.55
Distributions to shareholders from
Net investment income	(0.03)	0.00	0.00	(0.04)	0.00	0.00
Net realized gains	(0.41)	(2.27)	(5.95)	(2.23)	(0.30)	0.00

Total distributions to shareholders	(0.44)	(2.27)	(5.95)	(2.27)	(0.30)	0.00
Net asset value, end of period	$16.10	$16.20	$18.43	$22.22	$20.61	$17.32
Total return[3]	2.11%	0.88%	11.22%	19.35%	21.15%	3.22%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.16%	1.11%	1.09%	1.09%	1.05%
Net expenses	0.94%	0.93%	0.90%	0.90%	0.91%	0.94%
Net investment income (loss)	0.28%	(0.09)%	(0.16)%	(0.24)%	0.24%	(0.01)%
Supplemental data
Portfolio turnover rate	39%	85%	114%	94%	107%	116%
Net assets, end of period (000s omitted)	$20,652	$31,064	$34,886	$67,830	$63,786	$74,529

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$16.65	$18.84	$22.54	$20.84	$17.56	$16.96
Net investment income	0.04 [1]	0.03 [1]	0.02 [1]	0.01 [1]	0.09 [1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	0.32	0.05	2.23	4.00	3.58	0.57

Total from investment operations	0.36	0.08	2.25	4.01	3.67	0.60
Distributions to shareholders from
Net investment income	(0.04)	0.00	0.00	(0.08)	(0.09)	0.00
Net realized gains	(0.41)	(2.27)	(5.95)	(2.23)	(0.30)	0.00

Total distributions to shareholders	(0.45)	(2.27)	(5.95)	(2.31)	(0.39)	0.00
Net asset value, end of period	$16.56	$16.65	$18.84	$22.54	$20.84	$17.56
Total return[2]	2.22%	1.09%	11.50%	19.76%	21.42%	3.48%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	0.84%	0.82%	0.82%	0.78%
Net expenses	0.70%	0.68%	0.65%	0.65%	0.67%	0.70%
Net investment income	0.43%	0.16%	0.09%	0.05%	0.46%	0.21%
Supplemental data
Portfolio turnover rate	39%	85%	114%	94%	107%	116%
Net assets, end of period (000s omitted)	$24,496	$23,670	$22,578	$49,816	$331,310	$543,933

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Capital Growth Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Capital Growth Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

20	Wells Fargo Capital Growth Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2016, the Fund had current year deferred post-October capital losses consisting of $1,426,783 in short-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Capital Growth Fund	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$53,205,628	$0	$0	$53,205,628
Consumer staples	11,573,651	0	0	11,573,651
Financials	12,799,381	0	0	12,799,381
Health care	31,420,799	0	0	31,420,799
Industrials	28,920,902	0	0	28,920,902
Information technology	103,584,873	0	0	103,584,873
Materials	7,750,067	0	0	7,750,067

Short-term investments
Investment companies	4,627,172	0	0	4,627,172
Total assets	$253,882,473	$0	$0	$253,882,473

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2017, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class, Institutional Class	0.13

22	Wells Fargo Capital Growth Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 0.75% for Class R4 shares, 0.60% for R6 shares, 0.94% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended January 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $239 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,471 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2017, Funds Distributor received $531 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2017 were $100,617,238 and $131,523,992, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended January 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

Notes to financial statements (unaudited)	Wells Fargo Capital Growth Fund	23

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

24	Wells Fargo Capital Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Capital Growth Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Capital Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Capital Growth Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

301455 03-17 SA200/SAR200 01-17

Semi-Annual Report

January 31, 2017

Wells Fargo Disciplined U.S. Core Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Disciplined U.S. Core Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Disciplined U.S. Core Fund for the six-month period that ended January 31, 2017. Despite heightened market volatility, global stocks delivered favorable results overall. U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

In August–September 2016, global stocks delivered generally positive results; bonds’ interest rates remained historically low.

From August into early September 2016, U.S. and international stocks generally trended upward. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields rose, after bottoming in July, as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, anticipation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Disciplined U.S. Core Fund	3

money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into January 2017.

January brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Disciplined U.S. Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio manager

Greg W. Golden, CFA®

Average annual total returns (%) as of January 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVSAX)	2-28-1990	12.22	12.92	6.26	19.09	14.27	6.89	0.87	0.87
Class C (EVSTX)	6-30-1999	17.10	13.40	6.10	18.10	13.40	6.10	1.62	1.62
Class R (EVSHX)	9-30-2015	–	–	–	18.77	13.97	6.60	1.12	1.12
Class R6 (EVSRX)	9-30-2015	–	–	–	19.53	14.76	7.29	0.44	0.43
Administrator Class (EVSYX)	2-21-1995	–	–	–	19.17	14.43	7.10	0.79	0.74
Institutional Class (EVSIX)	7-30-2010	–	–	–	19.50	14.75	7.28	0.54	0.48
S&P 500 Index[4]	–	–	–	–	20.04	14.09	6.99	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Disciplined U.S. Core Fund	5

Ten largest holdings (%) as of January 31, 2017[5]
Apple Incorporated	3.70
Microsoft Corporation	3.12
Exxon Mobil Corporation	2.29
Johnson & Johnson	2.08
AT&T Incorporated	2.06
Alphabet Incorporated Class A	1.95
Bank of America Corporation	1.94
Alphabet Incorporated Class C	1.92
Chevron Corporation	1.77
JPMorgan Chase & Company	1.66

Sector distribution as of January 31, 2017[6]

[1]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect higher expenses applicable to Class R shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Disciplined U.S. Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-01-2016	Ending account value 1-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,058.70	$4.40	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Class C
Actual	$1,000.00	$1,054.56	$8.26	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Class R
Actual	$1,000.00	$1,057.42	$5.69	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Class R6
Actual	$1,000.00	$1,060.12	$2.17	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.03	$2.14	0.42%
Administrator Class
Actual	$1,000.00	$1,059.31	$3.83	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76	0.74%
Institutional Class
Actual	$1,000.00	$1,060.22	$2.49	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	7

Security name	Shares	Value

Common Stocks: 98.08%

Consumer Discretionary: 12.86%

Automobiles: 1.70%
Ford Motor Company	514,456	$6,358,676
General Motors Company	237,546	8,696,559

		15,055,235

Hotels, Restaurants & Leisure: 1.73%
Carnival Corporation	36,878	2,042,304
Darden Restaurants Incorporated	54,176	3,970,017
McDonald’s Corporation	20,977	2,571,151
Starbucks Corporation	121,729	6,721,875

		15,305,347

Household Durables: 0.28%
Garmin Limited «	50,814	2,453,808

Internet & Direct Marketing Retail: 1.50%
Amazon.com Incorporated †	16,066	13,230,030

Media: 3.93%
Comcast Corporation Class A	171,711	12,950,444
News Corporation Class B	501,026	6,337,979
The Walt Disney Company	92,297	10,212,663
Twenty-First Century Fox Incorporated Class A	167,108	5,243,849

		34,744,935

Multiline Retail: 0.21%
Macy’s Incorporated	63,156	1,865,628

Specialty Retail: 3.51%
Best Buy Company Incorporated	126,925	5,650,701
Lowe’s Companies Incorporated	108,714	7,944,819
Staples Incorporated	437,712	4,026,950
The Home Depot Incorporated	97,785	13,453,260

		31,075,730

Consumer Staples: 8.31%

Beverages: 1.36%
PepsiCo Incorporated	76,773	7,967,502
The Coca-Cola Company	97,496	4,052,909

		12,020,411

Food & Staples Retailing: 3.16%
CVS Health Corporation	109,427	8,623,942
The Kroger Company	222,767	7,565,167
Wal-Mart Stores Incorporated	151,709	10,125,059
Walgreens Boots Alliance Incorporated	19,991	1,638,063

		27,952,231

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Food Products: 1.20%
ConAgra Foods Incorporated	45,435	$1,776,054
Hormel Foods Corporation	37,364	1,356,313
Tyson Foods Incorporated Class A	119,370	7,495,242

		10,627,609

Household Products: 0.91%
Church & Dwight Company Incorporated	39,919	1,805,137
Kimberly-Clark Corporation	17,495	2,119,169
The Procter & Gamble Company	46,884	4,107,038

		8,031,344

Tobacco: 1.68%
Altria Group Incorporated	164,411	11,702,775
Philip Morris International	32,672	3,140,759

		14,843,534

Energy: 6.38%

Energy Equipment & Services: 1.07%
Baker Hughes Incorporated	65,537	4,134,074
Schlumberger Limited	63,747	5,336,261

		9,470,335

Oil, Gas & Consumable Fuels: 5.31%
Chevron Corporation	140,735	15,670,842
Devon Energy Corporation	40,977	1,866,093
Exxon Mobil Corporation	240,918	20,210,611
Occidental Petroleum Corporation	31,357	2,125,064
ONEOK Incorporated	24,821	1,367,885
Range Resources Corporation	54,756	1,770,809
Valero Energy Corporation	60,143	3,955,004

		46,966,308

Financials: 13.46%

Banks: 5.97%
Bank of America Corporation	758,359	17,169,248
Citigroup Incorporated	245,511	13,706,879
Citizens Financial Group Incorporated	55,144	1,994,558
Fifth Third Bancorp	89,972	2,348,269
JPMorgan Chase & Company	173,102	14,649,622
Regions Financial Corporation	119,484	1,721,764
SunTrust Banks Incorporated	21,863	1,242,256

		52,832,596

Capital Markets: 1.44%
E*TRADE Financial Corporation †	96,938	3,630,328
Morgan Stanley	80,802	3,433,277
Northern Trust Corporation	37,027	3,071,760
State Street Corporation	34,237	2,608,859

		12,744,224

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	9

Security name	Shares	Value

Consumer Finance: 0.55%
Discover Financial Services	31,363	$2,172,829
Synchrony Financial	75,311	2,697,640

		4,870,469

Diversified Financial Services: 1.55%
Berkshire Hathaway Incorporated Class B †	83,498	13,705,362

Insurance: 3.95%
AFLAC Incorporated	95,215	6,664,098
Aon plc	15,446	1,740,764
MetLife Incorporated	169,354	9,214,551
Principal Financial Group Incorporated	86,020	4,910,882
Prudential Financial Incorporated	81,570	8,573,823
The Travelers Companies Incorporated	14,104	1,661,169
Unum Group	46,807	2,126,442

		34,891,729

Health Care: 13.64%

Biotechnology: 2.66%
AbbVie Incorporated	99,107	6,056,429
Amgen Incorporated	63,555	9,957,797
Gilead Sciences Incorporated	103,208	7,477,420

		23,491,646

Health Care Equipment & Supplies: 1.60%
Baxter International Incorporated	114,083	5,465,717
Medtronic plc	114,972	8,740,171

		14,205,888

Health Care Providers & Services: 3.79%
Cardinal Health Incorporated	70,540	5,287,678
Express Scripts Holding Company †	27,594	1,900,675
Humana Incorporated	36,793	7,303,411
McKesson Corporation	45,027	6,265,507
UnitedHealth Group Incorporated	78,597	12,740,574

		33,497,845

Pharmaceuticals: 5.59%
Bristol-Myers Squibb Company	88,463	4,348,841
Johnson & Johnson	162,495	18,402,559
Merck & Company Incorporated	232,266	14,398,169
Pfizer Incorporated	387,577	12,297,818

		49,447,387

Industrials: 9.16%

Aerospace & Defense: 1.79%
General Dynamics Corporation	13,316	2,411,261
Northrop Grumman Corporation	7,463	1,709,624
The Boeing Company	56,323	9,204,305

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Aerospace & Defense (continued)
United Technologies Corporation	22,673	$2,486,548

		15,811,738

Air Freight & Logistics: 0.80%
United Parcel Service Incorporated Class B	64,902	7,082,755

Airlines: 1.22%
Delta Air Lines Incorporated	121,262	5,728,417
United Continental Holdings Incorporated †	72,033	5,076,166

		10,804,583

Commercial Services & Supplies: 0.70%
Waste Management Incorporated	88,874	6,176,743

Construction & Engineering: 0.68%
Jacobs Engineering Group Incorporated	60,732	3,555,859
Quanta Services Incorporated †	67,936	2,438,223

		5,994,082

Electrical Equipment: 0.56%
Eaton Corporation plc	69,887	4,946,602

Industrial Conglomerates: 2.06%
3M Company	19,212	3,358,642
General Electric Company	440,880	13,094,136
Honeywell International Incorporated	14,761	1,746,522

		18,199,300

Machinery: 1.05%
Illinois Tool Works Incorporated	21,291	2,708,215
Ingersoll-Rand plc	44,630	3,541,391
Parker-Hannifin Corporation	20,852	3,067,955

		9,317,561

Road & Rail: 0.30%
CSX Corporation	58,113	2,695,862

Information Technology: 21.78%

Communications Equipment: 1.28%
Cisco Systems Incorporated	369,351	11,346,463

Electronic Equipment, Instruments & Components: 0.34%
Corning Incorporated	113,657	3,010,774

Internet Software & Services: 4.95%
Alphabet Incorporated Class A †	21,061	17,274,022
Alphabet Incorporated Class C †	21,293	16,966,049
Facebook Incorporated Class A †	72,750	9,480,780

		43,720,851

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	11

Security name	Shares	Value

IT Services: 2.90%
Accenture plc Class A	62,746	$7,144,887
International Business Machines Corporation	56,755	9,904,883
The Western Union Company	199,557	3,907,326
Xerox Corporation	680,526	4,716,045

		25,673,141

Semiconductors & Semiconductor Equipment: 3.64%
Applied Materials Incorporated	105,022	3,597,004
Intel Corporation	357,077	13,147,575
Linear Technology Corporation	51,635	3,259,718
NVIDIA Corporation	74,345	8,116,987
QUALCOMM Incorporated	26,507	1,416,269
Texas Instruments Incorporated	34,980	2,642,389

		32,179,942

Software: 4.14%
Microsoft Corporation	426,445	27,569,669
Oracle Corporation	224,996	9,024,590

		36,594,259

Technology Hardware, Storage & Peripherals: 4.53%
Apple Incorporated	269,473	32,700,549
Hewlett Packard Enterprise Company	75,803	1,719,212
HP Incorporated	373,042	5,614,282

		40,034,043

Materials: 3.38%

Chemicals: 1.85%
Ecolab Incorporated	14,023	1,684,583
LyondellBasell Industries NV Class A	76,091	7,097,008
The Dow Chemical Company	126,698	7,555,002

		16,336,593

Containers & Packaging: 0.63%
Avery Dennison Corporation	76,543	5,589,170

Metals & Mining: 0.90%
Newmont Mining Corporation	220,683	8,006,379

Real Estate: 3.51%

Equity REITs: 2.80%
American Tower Corporation	58,829	6,088,802
Equinix Incorporated	14,105	5,430,143
GGP Incorporated	236,218	5,867,655
Simon Property Group Incorporated	40,141	7,376,712

		24,763,312

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name		Shares	Value

Real Estate Management & Development: 0.71%
CBRE Group Incorporated Class A †		207,908	$6,312,087

Telecommunication Services: 3.10%

Diversified Telecommunication Services: 3.10%
AT&T Incorporated		432,680	18,241,789
Verizon Communications Incorporated		186,299	9,130,514

			27,372,303

Utilities: 2.50%

Electric Utilities: 2.23%
American Electric Power Company Incorporated		50,409	3,229,201
Duke Energy Corporation		13,644	1,071,600
Exelon Corporation		223,290	8,011,645
FirstEnergy Corporation		180,441	5,470,971
Xcel Energy Incorporated		47,497	1,962,576

			19,745,993

Multi-Utilities: 0.27%
CenterPoint Energy Incorporated		55,782	1,462,043
DTE Energy Company		8,928	880,658

			2,342,701

Total Common Stocks (Cost $672,989,481)			867,386,868

	Yield
Short-Term Investments: 2.06%

Investment Companies: 2.06%
Securities Lending Cash Investment LLC (l)(r)(u)	0.86%	2,274,423	2,274,650
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.46	15,913,662	15,913,662

Total Short-Term Investments (Cost $18,188,312)			18,188,312

Total investments in securities (Cost $691,177,793) *	100.14%	885,575,180
Other assets and liabilities, net	(0.14)	(1,263,602)

Total net assets	100.00%	$884,311,578

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $690,386,453 and unrealized gains (losses) consists of:

Gross unrealized gains	$203,237,705
Gross unrealized losses	(8,048,978)

Net unrealized gains	$195,188,727

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2017 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	13

Assets
Investments
In unaffiliated securities (including $2,220,715 of securities loaned), at value (cost $672,989,481)	$867,386,868
In affiliated securities, at value (cost $18,188,312)	18,188,312

Total investments, at value (cost $691,177,793)	885,575,180
Receivable for Fund shares sold	5,993,169
Receivable for dividends	748,652
Receivable for securities lending income	787
Prepaid expenses and other assets	136,080

Total assets	892,453,868

Liabilities
Payable for investments purchased	4,227,633
Payable for Fund shares redeemed	1,024,462
Payable upon receipt of securities loaned	2,274,300
Management fee payable	246,089
Distribution fees payable	32,152
Administration fees payable	126,456
Accrued expenses and other liabilities	211,198

Total liabilities	8,142,290

Total net assets	$884,311,578

NET ASSETS CONSIST OF
Paid-in capital	$667,539,445
Undistributed net investment income	6,059,243
Accumulated net realized gains on investments	16,315,503
Net unrealized gains on investments	194,397,387

Total net assets	$884,311,578

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$440,663,870
Shares outstanding – Class A1	29,404,963
Net asset value per share – Class A	$14.99
Maximum offering price per share – Class A2	$15.90
Net assets – Class C	$53,122,226
Shares outstanding – Class C1	3,826,705
Net asset value per share – Class C	$13.88
Net assets – Class R	$1,233,821
Shares outstanding – Class R1	81,191
Net asset value per share – Class R	$15.20
Net assets – Class R6	$25,422,249
Shares outstanding – Class R6[1]	1,657,822
Net asset value per share – Class R6	$15.33
Net assets – Administrator Class	$79,519,788
Shares outstanding – Administrator Class[1]	5,177,058
Net asset value per share – Administrator Class	$15.36
Net assets – Institutional Class	$284,349,624
Shares outstanding – Institutional Class[1]	18,724,863
Net asset value per share – Institutional Class	$15.19

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Disciplined U.S. Core Fund	Statement of operations—six months ended January 31, 2017 (unaudited)

Investment income
Dividends	$9,219,789
Income from affiliated securities	17,543
Securities lending income, net	2,997

Total investment income	9,240,329

Expenses
Management fee	1,413,462
Administration fees
Class A	437,799
Class C	52,421
Class R	572
Class R6	3,366
Administrator Class	69,525
Institutional Class	137,064
Shareholder servicing fees
Class A	521,190
Class C	62,406
Class R	681
Administrator Class	133,359
Distribution fees
Class C	187,217
Class R	681
Custody and accounting fees	19,560
Professional fees	27,033
Registration fees	70,228
Shareholder report expenses	33,380
Trustees’ fees and expenses	14,495
Other fees and expenses	12,325

Total expenses	3,196,764
Less: Fee waivers and/or expense reimbursements	(64,425)

Net expenses	3,132,339

Net investment income	6,107,990

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	18,246,692
Net change in unrealized gains (losses) on investments	22,324,674

Net realized and unrealized gains (losses) on investments	40,571,366

Net increase in net assets resulting from operations	$46,679,356

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Disciplined U.S. Core Fund	15

	Six months ended January 31, 2017 (unaudited)		Year ended July 31, 2016

Operations
Net investment income		$6,107,990			$9,531,603
Net realized gains on investments		18,246,692			10,319,714
Net change in unrealized gains (losses) on investments		22,324,674			22,567,499

Net increase in net assets resulting from operations		46,679,356			42,418,816

Distributions to shareholders from
Net investment income
Class A		(4,241,326)			(4,528,287)
Class C		(349,824)			(257,661)
Class R		(11,093)			(495)[1]
Class R6		(347,445)			(1,177)[1]
Administrator Class		(881,706)			(1,187,160)
Institutional Class		(3,455,983)			(1,510,103)
Net realized gains
Class A		(5,786,409)			(31,556,159)
Class C		(762,481)			(2,500,322)
Class R		(10,965)			(2,461)[1]
Class R6		(335,630)			(5,847)[1]
Administrator Class		(1,132,642)			(6,952,701)
Institutional Class		(3,458,102)			(8,572,495)

Total distributions to shareholders		(20,773,606)			(57,074,868)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,381,403	49,936,733	9,125,390		126,350,368
Class C	655,738	8,928,242	2,429,480		31,365,592
Class R	77,312	1,151,872	13,383	[1]	196,826 [1]
Class R6	1,426,321	21,347,703	289,003	[1]	4,094,576 [1]
Administrator Class	1,564,987	23,229,885	5,692,270		79,570,117
Institutional Class	9,011,192	134,886,390	8,264,426		115,262,034

		239,480,825			356,839,513

Reinvestment of distributions
Class A	632,192	9,490,470	2,569,607		34,920,049
Class C	67,906	944,467	155,194		1,959,119
Class R	1,447	22,058	212	[1]	2,956 [1]
Class R6	44,450	683,075	504	[1]	7,024 [1]
Administrator Class	122,191	1,880,016	553,449		7,715,022
Institutional Class	358,107	5,452,012	369,132		5,097,050

		18,472,098			49,701,220

Payment for shares redeemed
Class A	(3,062,873)	(44,751,523)	(4,670,412)		(64,993,916)
Class C	(375,295)	(5,104,002)	(532,257)		(7,048,689)
Class R	(11,163)	(165,701)	0	[1]	0 [1]
Class R6	(83,789)	(1,266,293)	(18,667)[1]		(273,006)[1]
Administrator Class	(4,374,002)	(66,067,358)	(2,402,412)		(34,276,688)
Institutional Class	(1,767,004)	(26,326,960)	(4,530,382)		(66,406,281)

		(143,681,837)			(172,998,580)

Net increase in net assets resulting from capital share transactions		114,271,086			233,542,153

Total increase in net assets		140,176,836			218,886,101

Net assets
Beginning of period		744,134,742			525,248,641

End of period		$884,311,578			$744,134,742

Undistributed net investment income		$6,059,243			$9,238,630

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.50	$15.45	$16.29	$16.27	$14.65	$14.25
Net investment income	0.11	0.21	0.21	0.19	0.24	0.20
Net realized and unrealized gains (losses) on investments	0.74	0.47	1.60	2.35	3.25	0.93

Total from investment operations	0.85	0.68	1.81	2.54	3.49	1.13
Distributions to shareholders from
Net investment income	(0.15)	(0.19)	(0.16)	(0.24)	(0.24)	(0.23)
Net realized gains	(0.21)	(1.44)	(2.49)	(2.28)	(1.63)	(0.50)

Total distributions to shareholders	(0.36)	(1.63)	(2.65)	(2.52)	(1.87)	(0.73)
Net asset value, end of period	$14.99	$14.50	$15.45	$16.29	$16.27	$14.65
Total return[1]	5.87%	5.22%	12.01%	17.00%	26.62%	8.54%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.87%	0.89%	0.93%	0.94%	0.92%
Net expenses	0.85%	0.87%	0.89%	0.92%	0.92%	0.92%
Net investment income	1.45%	1.60%	1.43%	1.27%	1.66%	1.43%
Supplemental data
Portfolio turnover rate	26%	52%	53%	71%	64%	82%
Net assets, end of period (000s omitted)	$440,664	$412,629	$331,123	$305,577	$285,780	$254,272

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined U.S. Core Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.45	$14.50	$15.47	$15.58	$14.10	$13.69
Net investment income	0.05	0.14	0.13	0.08	0.12	0.09
Net realized and unrealized gains (losses) on investments	0.68	0.38	1.48	2.23	3.12	0.90

Total from investment operations	0.73	0.52	1.61	2.31	3.24	0.99
Distributions to shareholders from
Net investment income	(0.09)	(0.13)	(0.09)	(0.14)	(0.13)	(0.08)
Net realized gains	(0.21)	(1.44)	(2.49)	(2.28)	(1.63)	(0.50)

Total distributions to shareholders	(0.30)	(1.57)	(2.58)	(2.42)	(1.76)	(0.58)
Net asset value, end of period	$13.88	$13.45	$14.50	$15.47	$15.58	$14.10
Total return[1]	5.46%	4.43%	11.18%	16.10%	25.65%	7.75%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.62%	1.64%	1.68%	1.69%	1.67%
Net expenses	1.60%	1.62%	1.64%	1.67%	1.67%	1.67%
Net investment income	0.69%	0.82%	0.66%	0.51%	0.92%	0.68%
Supplemental data
Portfolio turnover rate	26%	52%	53%	71%	64%	82%
Net assets, end of period (000s omitted)	$53,122	$46,801	$20,680	$10,913	$9,544	$8,590

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R	Six months ended January 31, 2017 (unaudited)	Year ended July 31, 2016[1]
Net asset value, beginning of period	$14.77	$14.62
Net investment income	0.08 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	0.77	1.72

Total from investment operations	0.85	1.85
Distributions to shareholders from
Net investment income	(0.21)	(0.26)
Net realized gains	(0.21)	(1.44)

Total distributions to shareholders	(0.42)	(1.70)
Net asset value, end of period	$15.20	$14.77
Total return[3]	5.74%	13.56%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.12%
Net expenses	1.10%	1.12%
Net investment income	1.01%	1.12%
Supplemental data
Portfolio turnover rate	26%	52%
Net assets, end of period (000s omitted)	$1,234	$201

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined U.S. Core Fund	19

(For a share outstanding throughout each period)

CLASS R6	Six months ended January 31, 2017 (unaudited)	Year ended July 31, 2016[1]
Net asset value, beginning of period	$14.86	$14.62
Net investment income	0.13 [2]	0.22 [2]
Net realized and unrealized gains (losses) on investments	0.76	1.72

Total from investment operations	0.89	1.94
Distributions to shareholders from
Net investment income	(0.21)	(0.26)
Net realized gains	(0.21)	(1.44)

Total distributions to shareholders	(0.42)	(1.70)
Net asset value, end of period	$15.33	$14.86
Total return[3]	6.01%	14.24%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.44%
Net expenses	0.42%	0.43%
Net investment income	1.75%	1.88%
Supplemental data
Portfolio turnover rate	26%	52%
Net assets, end of period (000s omitted)	$25,422	$4,024

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.85	$15.80	$16.60	$16.47	$14.79	$14.36
Net investment income	0.13 [1]	0.24 [1]	0.25 [1]	0.25 [1]	0.28 [1]	0.23 [1]
Net realized and unrealized gains (losses) on investments	0.75	0.48	1.63	2.35	3.27	0.93

Total from investment operations	0.88	0.72	1.88	2.60	3.55	1.16
Distributions to shareholders from
Net investment income	(0.16)	(0.23)	(0.19)	(0.19)	(0.24)	(0.23)
Net realized gains	(0.21)	(1.44)	(2.49)	(2.28)	(1.63)	(0.50)

Total distributions to shareholders	(0.37)	(1.67)	(2.68)	(2.47)	(1.87)	(0.73)
Net asset value, end of period	$15.36	$14.85	$15.80	$16.60	$16.47	$14.79
Total return[2]	5.93%	5.36%	12.20%	17.12%	26.82%	8.72%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.78%	0.74%	0.76%	0.78%	0.75%
Net expenses	0.74%	0.74%	0.73%	0.74%	0.74%	0.74%
Net investment income	1.66%	1.71%	1.58%	1.56%	1.87%	1.63%
Supplemental data
Portfolio turnover rate	26%	52%	53%	71%	64%	82%
Net assets, end of period (000s omitted)	$79,520	$116,807	$63,544	$50,498	$127,384	$150,408

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined U.S. Core Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.72	$15.66	$16.47	$16.43	$14.78	$14.39
Net investment income	0.13 [1]	0.28 [1]	0.30	0.26 [1]	0.35	0.26 [1]
Net realized and unrealized gains (losses) on investments	0.76	0.47	1.61	2.37	3.23	0.93

Total from investment operations	0.89	0.75	1.91	2.63	3.58	1.19
Distributions to shareholders from
Net investment income	(0.21)	(0.25)	(0.23)	(0.31)	(0.30)	(0.30)
Net realized gains	(0.21)	(1.44)	(2.49)	(2.28)	(1.63)	(0.50)

Total distributions to shareholders	(0.42)	(1.69)	(2.72)	(2.59)	(1.93)	(0.80)
Net asset value, end of period	$15.19	$14.72	$15.66	$16.47	$16.43	$14.78
Total return[2]	6.02%	5.64%	12.55%	17.48%	27.16%	9.02%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.54%	0.47%	0.50%	0.51%	0.49%
Net expenses	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%
Net investment income	1.73%	1.96%	1.86%	1.63%	2.08%	1.80%
Supplemental data
Portfolio turnover rate	26%	52%	53%	71%	64%	82%
Net assets, end of period (000s omitted)	$284,350	$163,674	$109,901	$91,144	$1,875	$1,215

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Disciplined U.S. Core Fund	23

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$113,730,713	$0	$0	$113,730,713
Consumer staples	73,475,129	0	0	73,475,129
Energy	56,436,643	0	0	56,436,643
Financials	119,044,380	0	0	119,044,380
Health care	120,642,766	0	0	120,642,766
Industrials	81,029,226	0	0	81,029,226
Information technology	192,559,473	0	0	192,559,473
Materials	29,932,142	0	0	29,932,142
Real estate	31,075,399	0	0	31,075,399
Telecommunications	27,372,303	0	0	27,372,303
Utilities	22,088,694	0	0	22,088,694

Short-term investments
Investment companies	15,913,662	0	0	15,913,662
Investments measured at net asset value*				2,274,650
Total assets	$883,300,530	$0	$0	$885,575,180

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,274,650 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended January 31, 2017, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Notes to financial statements (unaudited)	Wells Fargo Disciplined U.S. Core Fund	25

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.43% for Class R6 shares, 0.74% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended January 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $25,961 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $7,719 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2017, Funds Distributor received $30,544 from the sale of Class A shares and $524 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2017 were $307,437,098 and $209,460,360, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended January 31, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Disciplined U.S. Core Fund	27

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

28	Wells Fargo Disciplined U.S. Core Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Disciplined U.S. Core Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Disciplined U.S. Core Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

301456 03-17 SA203/SAR203 01-17

Semi-Annual Report

January 31, 2017

Wells Fargo Endeavor Select Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Endeavor Select Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Endeavor Select Fund for the six-month period that ended January 31, 2017. Despite heightened market volatility, global stocks delivered favorable results overall. U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

In August–September 2016, global stocks delivered generally positive results; bonds’ interest rates remained historically low.

From August into early September 2016, U.S. and international stocks generally trended upward. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields rose, after bottoming in July, as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, anticipation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Endeavor Select Fund	3

money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into January 2017.

January brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Endeavor Select Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Christopher J. Warner, CFA®

Average annual total returns (%) as of January 31, 2017

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (STAEX)	12-29-2000	5.84	10.14	4.85	12.34	11.45	5.48	1.28	1.20
Class C (WECCX)	12-29-2000	10.48	10.61	4.69	11.48	10.61	4.69	2.03	1.95
Administrator Class (WECDX)	4-8-2005	–	–	–	12.61	11.70	5.75	1.20	1.00
Institutional Class (WFCIX)	4-8-2005	–	–	–	12.80	11.92	5.94	0.95	0.80
Russell 1000® Growth Index[3]	–	–	–	–	17.23	13.93	8.42	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, focused portfolio risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Endeavor Select Fund	5

Ten largest holdings (%) as of January 31, 2017[4]
Amazon.com Incorporated	6.58
Alphabet Incorporated Class A	5.44
Visa Incorporated Class A	4.41
UnitedHealth Group Incorporated	3.82
The Home Depot Incorporated	3.62
Microsoft Corporation	3.54
Waste Connections Incorporated	3.39
Celgene Corporation	3.17
Fidelity National Information Services Incorporated	3.13
Intercontinental Exchange Incorporated	2.81

Sector distribution as of January 31, 2017[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through November 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Endeavor Select Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2016	Ending account value 1-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,021.82	$6.10	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.09	1.20%
Class C
Actual	$1,000.00	$1,017.35	$9.89	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.33	$9.88	1.95%
Administrator Class
Actual	$1,000.00	$1,022.87	$5.08	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08	1.00%
Institutional Class
Actual	$1,000.00	$1,024.00	$4.07	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Endeavor Select Fund	7

Security name	Shares	Value

Common Stocks: 99.31%

Consumer Discretionary: 21.12%

Hotels, Restaurants & Leisure: 4.62%
Starbucks Corporation	71,400	$3,942,708
Yum! Brands Incorporated	56,900	3,728,657

		7,671,365

Internet & Direct Marketing Retail: 6.58%
Amazon.com Incorporated †	13,253	10,913,580

Media: 2.22%
Charter Communications Incorporated Class A †	11,400	3,693,030

Specialty Retail: 7.70%
O’Reilly Automotive Incorporated †	10,900	2,858,743
The Home Depot Incorporated	43,683	6,009,907
The TJX Companies Incorporated	52,117	3,904,606

		12,773,256

Consumer Staples: 4.57%

Beverages: 2.93%
Constellation Brands Incorporated Class A	18,015	2,697,926
Monster Beverage Corporation †	50,900	2,168,340

		4,866,266

Tobacco: 1.64%
Reynolds American Incorporated	45,200	2,717,876

Financials: 5.97%

Capital Markets: 5.97%
Intercontinental Exchange Incorporated	79,815	4,658,003
Raymond James Financial Incorporated	28,900	2,165,477
S&P Global Incorporated	25,578	3,073,964

		9,897,444

Health Care: 13.43%

Biotechnology: 4.06%
Celgene Corporation †	45,279	5,259,156
Gilead Sciences Incorporated	20,400	1,477,980

		6,737,136

Health Care Equipment & Supplies: 5.55%
Baxter International Incorporated	65,700	3,147,687
Boston Scientific Corporation †	128,500	3,091,710
Intuitive Surgical Incorporated †	4,300	2,978,567

		9,217,964

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Endeavor Select Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Health Care Providers & Services: 3.82%
UnitedHealth Group Incorporated	39,100	$6,338,110

Industrials: 9.77%

Aerospace & Defense: 1.56%
Northrop Grumman Corporation	11,300	2,588,604

Airlines: 1.44%
Spirit Airlines Incorporated †	44,300	2,393,972

Building Products: 2.34%
Johnson Controls International plc	88,126	3,875,781

Commercial Services & Supplies: 3.39%
Waste Connections Incorporated	70,140	5,632,242

Road & Rail: 1.04%
Kansas City Southern	20,100	1,726,791

Information Technology: 40.94%

Communications Equipment: 2.04%
Harris Corporation	32,900	3,379,159

Internet Software & Services: 12.26%
Alphabet Incorporated Class A †	10,999	9,021,270
Alphabet Incorporated Class C †	4,200	3,346,518
Facebook Incorporated Class A †	34,349	4,476,362
Tencent Holdings Limited ADR	133,500	3,495,698

		20,339,848

IT Services: 9.79%
Fidelity National Information Services Incorporated	65,300	5,186,126
PayPal Holdings Incorporated †	94,100	3,743,298
Visa Incorporated Class A	88,558	7,324,632

		16,254,056

Semiconductors & Semiconductor Equipment: 2.51%
Broadcom Limited	20,900	4,169,550

Software: 14.34%
Adobe Systems Incorporated †	29,900	3,390,062
Electronic Arts Incorporated †	51,000	4,254,930
Microsoft Corporation	90,800	5,870,220
Salesforce.com Incorporated †	51,000	4,034,100
Symantec Corporation	136,000	3,746,800
Ultimate Software Group Incorporated †	12,900	2,498,214

		23,794,326

Materials: 3.51%

Chemicals: 1.89%
The Sherwin-Williams Company	10,300	3,129,243

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Endeavor Select Fund	9

Security name		Shares	Value

Construction Materials: 1.62%
Vulcan Materials Company		21,000	$2,694,930

Total Common Stocks (Cost $125,504,837)			164,804,529

	Yield
Short-Term Investments: 1.09%

Investment Companies: 1.09%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.46%	1,812,885	1,812,885

Total Short-Term Investments (Cost $1,812,885)			1,812,885

Total investments in securities (Cost $127,317,722) *	100.40%	166,617,414
Other assets and liabilities, net	(0.40)	(662,546)

Total net assets	100.00%	$165,954,868

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $127,311,783 and unrealized gains (losses) consists of:

Gross unrealized gains	$40,104,545
Gross unrealized losses	(798,914)

Net unrealized gains	$39,305,631

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Endeavor Select Fund	Statement of assets and liabilities—January 31, 2017 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $125,504,837)	$164,804,529
In affiliated securities, at value (cost $1,812,885)	1,812,885

Total investments, at value (cost $127,317,722)	166,617,414
Receivable for Fund shares sold	66,113
Receivable for dividends	21,897
Receivable for securities lending income	121
Prepaid expenses and other assets	67,517

Total assets	166,773,062

Liabilities
Payable for Fund shares redeemed	593,939
Management fee payable	87,801
Distribution fees payable	2,338
Administration fees payable	19,727
Shareholder report expenses payable	76,762
Accrued expenses and other liabilities	37,627

Total liabilities	818,194

Total net assets	$165,954,868

NET ASSETS CONSIST OF
Paid-in capital	$116,921,480
Undistributed net investment income	190,157
Accumulated net realized gains on investments	9,543,539
Net unrealized gains on investments	39,299,692

Total net assets	$165,954,868

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$14,789,262
Shares outstanding – Class A1	1,900,802
Net asset value per share – Class A	$7.78
Maximum offering price per share – Class A2	$8.25
Net assets – Class C	$3,667,470
Shares outstanding – Class C1	627,696
Net asset value per share – Class C	$5.84
Net assets – Administrator Class	$3,815,544
Shares outstanding – Administrator Class[1]	463,969
Net asset value per share – Administrator Class	$8.22
Net assets – Institutional Class	$143,682,592
Shares outstanding – Institutional Class[1]	16,894,592
Net asset value per share – Institutional Class	$8.50

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2017 (unaudited)	Wells Fargo Endeavor Select Fund	11

Investment income
Dividends (net of foreign withholding taxes of $25,299)	$1,065,688
Income from affiliated securities	3,902
Securities lending income, net	121

Total investment income	1,069,711

Expenses
Management fee	623,388
Administration fees
Class A	17,447
Class B	5	[1]
Class C	4,562
Administrator Class	2,859
Institutional Class	99,285
Shareholder servicing fees
Class A	20,770
Class B	6	[1]
Class C	5,431
Administrator Class	5,498
Distribution fees
Class B	18	[1]
Class C	16,295
Custody and accounting fees	7,017
Professional fees	22,874
Registration fees	1,123
Shareholder report expenses	307
Trustees’ fees and expenses	11,746
Other fees and expenses	6,257

Total expenses	844,888
Less: Fee waivers and/or expense reimbursements	(69,805)

Net expenses	775,083

Net investment income	294,628

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	17,316,193
Net change in unrealized gains (losses) on investments	(13,965,877)

Net realized and unrealized gains (losses) on investments	3,350,316

Net increase in net assets resulting from operations	$3,644,944

[1]	For the period from August 1, 2016 to September 9, 2016. Class B shares of the Fund were no longer offered to shareholders effective September 10, 2016.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Endeavor Select Fund	Statement of changes in net assets

	Six months ended January 31, 2017 (unaudited)		Year ended July 31, 2016

Operations
Net investment income (loss)		$294,628		$(51,395)
Net realized gains on investments		17,316,193		23,772,212
Net change in unrealized gains (losses) on investments		(13,965,877)		(28,678,764)

Net increase (decrease) in net assets resulting from operations		3,644,944		(4,957,947)

Distributions to shareholders from
Net investment income
Institutional Class		(104,471)		0
Net realized gains
Class A		(2,338,187)		(8,268,795)
Class B		0 [1]		(16,431)
Class C		(802,158)		(2,442,837)
Administrator Class		(612,919)		(2,258,097)
Institutional Class		(20,446,180)		(70,034,159)

Total distributions to shareholders		(24,303,915)		(83,020,319)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	99,458	791,190	272,747	2,727,507
Class C	5,043	28,933	32,097	275,581
Administrator Class	32,566	299,512	48,161	477,125
Institutional Class	362,957	3,184,357	3,567,469	43,696,914

		4,303,992		47,177,127

Reinvestment of distributions
Class A	285,522	2,141,414	899,011	7,758,473
Class B	0 [1]	0 [1]	2,395	16,431
Class C	141,389	797,434	348,974	2,393,965
Administrator Class	74,930	594,196	241,051	2,176,690
Institutional Class	2,494,029	20,451,160	7,234,603	67,137,120

		23,984,204		79,482,679

Payment for shares redeemed
Class A	(549,559)	(4,582,671)	(1,012,779)	(9,431,420)
Class B	(3,203)[1]	(22,604)[1]	(7,902)	(76,962)
Class C	(202,608)	(1,248,123)	(276,572)	(2,145,911)
Administrator Class	(203,714)	(1,798,027)	(2,756,526)	(35,152,614)
Institutional Class	(2,844,750)	(25,578,200)	(9,332,927)	(98,111,368)

		(33,229,625)		(144,918,275)

Net decrease in net assets resulting from capital share transactions		(4,941,429)		(18,258,469)

Total decrease in net assets		(25,600,400)		(106,236,735)

Net assets
Beginning of period		191,555,268		297,792,003

End of period		$165,954,868		$191,555,268

Undistributed net investment income		$190,157		$0

[1]	For the period from August 1, 2016 to September 9, 2016. Class B shares of the Fund were no longer offered to shareholders effective September 10, 2016.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Endeavor Select Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.96	$13.74	$14.13	$12.52	$10.45	$10.12
Net investment income (loss)	0.00 [1,2]	(0.04)[1]	(0.08)[1]	(0.09)[1]	0.00 [1,2]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	0.15	(0.14)	1.65	2.37	2.07	0.38

Total from investment operations	0.15	(0.18)	1.57	2.28	2.07	0.33
Distributions to shareholders from
Net realized gains	(1.33)	(4.60)	(1.96)	(0.67)	0.00	0.00
Net asset value, end of period	$7.78	$8.96	$13.74	$14.13	$12.52	$10.45
Total return[3]	2.18%	(0.07)%	12.14%	18.40%	19.81%	3.26%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.28%	1.24%	1.25%	1.26%	1.23%
Net expenses	1.20%	1.20%	1.23%	1.24%	1.25%	1.23%
Net investment income (loss)	0.00%	(0.36)%	(0.55)%	(0.66)%	0.03%	(0.49)%
Supplemental data
Portfolio turnover rate	32%	79%	126%	100%	97%	94%
Net assets, end of period (000s omitted)	$14,789	$18,498	$26,197	$41,708	$44,041	$47,233

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$7.09	$11.93	$12.61	$11.32	$9.51	$9.28
Net investment loss	(0.02)[1]	(0.09)[1]	(0.16)[1]	(0.17)[1]	(0.07)[1]	(0.11)[1]
Net realized and unrealized gains (losses) on investments	0.10	(0.15)	1.44	2.13	1.88	0.34

Total from investment operations	0.08	(0.24)	1.28	1.96	1.81	0.23
Distributions to shareholders from
Net realized gains	(1.33)	(4.60)	(1.96)	(0.67)	0.00	0.00
Net asset value, end of period	$5.84	$7.09	$11.93	$12.61	$11.32	$9.51
Total return[2]	1.74%	(0.76)%	11.21%	17.60%	18.93%	2.48%
Ratios to average net assets (annualized)
Gross expenses	1.96%	2.03%	1.99%	2.00%	2.01%	1.98%
Net expenses	1.95%	1.95%	1.99%	1.99%	2.00%	1.98%
Net investment loss	(0.73)%	(1.11)%	(1.32)%	(1.41)%	(0.72)%	(1.25)%
Supplemental data
Portfolio turnover rate	32%	79%	126%	100%	97%	94%
Net assets, end of period (000s omitted)	$3,667	$4,845	$6,914	$6,747	$6,320	$6,199

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Endeavor Select Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.38	$14.13	$14.45	$12.78	$10.63	$10.26
Net investment income (loss)	0.01 [1]	0.01 [1]	(0.05)[1]	(0.06)[1]	0.03 [1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	0.16	(0.16)	1.69	2.42	2.12	0.40

Total from investment operations	0.17	(0.15)	1.64	2.36	2.15	0.37
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	0.00	0.00
Net realized gains	(1.33)	(4.60)	(1.96)	(0.67)	0.00	0.00

Total distributions to shareholders	(1.33)	(4.60)	(1.96)	(0.69)	0.00	0.00
Net asset value, end of period	$8.22	$9.38	$14.13	$14.45	$12.78	$10.63
Total return[2]	2.29%	0.16%	12.38%	18.77%	20.13%	3.51%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.05%	1.06%	1.08%	1.07%
Net expenses	1.00%	1.00%	0.99%	1.00%	1.00%	1.00%
Net investment income (loss)	0.23%	0.06%	(0.32)%	(0.42)%	0.23%	(0.27)%
Supplemental data
Portfolio turnover rate	32%	79%	126%	100%	97%	94%
Net assets, end of period (000s omitted)	$3,816	$5,254	$42,776	$48,560	$68,611	$57,533

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.65	$14.39	$14.65	$12.95	$10.75	$10.37
Net investment income (loss)	0.02	0.00 [1,2]	(0.01)[1]	(0.03)[1]	0.06 [1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	0.17	(0.14)	1.71	2.45	2.14	0.39

Total from investment operations	0.19	(0.14)	1.70	2.42	2.20	0.38
Distributions to shareholders from
Net investment income	(0.01)	0.00	0.00	(0.05)	0.00	0.00
Net realized gains	(1.33)	(4.60)	(1.96)	(0.67)	0.00	0.00

Total distributions to shareholders	(1.34)	(4.60)	(1.96)	(0.72)	0.00	0.00
Net asset value, end of period	$8.50	$9.65	$14.39	$14.65	$12.95	$10.75
Total return[3]	2.40%	0.27%	12.63%	18.98%	20.37%	3.66%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.95%	0.81%	0.82%	0.83%	0.80%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.79%
Net investment income (loss)	0.40%	0.04%	(0.09)%	(0.22)%	0.50%	(0.06)%
Supplemental data
Portfolio turnover rate	32%	79%	126%	100%	97%	94%
Net assets, end of period (000s omitted)	$143,683	$162,935	$221,801	$618,502	$508,685	$735,633

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Endeavor Select Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Endeavor Select Fund (the “Fund”) which is a diversified series of the Trust.

Effective September 10, 2016, Class B shares of the Fund are no longer offered. Information for Class B shares reflected in the financial statements represents activity through September 9, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

18	Wells Fargo Endeavor Select Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Endeavor Select Fund	19

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$35,051,231	$0	$0	$35,051,231
Consumer staples	7,584,142	0	0	7,584,142
Financials	9,897,444	0	0	9,897,444
Health care	22,293,210	0	0	22,293,210
Industrials	16,217,390	0	0	16,217,390
Information technology	67,936,939	0	0	67,936,939
Materials	5,824,173	0	0	5,824,173

Short-term investments
Investment companies	1,812,885	0	0	1,812,885
Total assets	$166,617,414	$0	$0	$166,617,414

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2017, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

20	Wells Fargo Endeavor Select Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class C shares, 1.00% for Administrator Class shares, and 0.80% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended January 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $159 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,042 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended January 31, 2017, Funds Distributor received $450 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2017 were $56,030,666 and $87,102,096, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended January 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

Notes to financial statements (unaudited)	Wells Fargo Endeavor Select Fund	21

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

22	Wells Fargo Endeavor Select Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Endeavor Select Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Endeavor Select Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Endeavor Select Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

301457 03-17 SA205/SAR205 1-17

Semi-Annual Report

January 31, 2017

Wells Fargo Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Growth Fund for the six-month period that ended January 31, 2017. Despite heightened market volatility, global stocks delivered favorable results overall. U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

In August–September 2016, global stocks delivered generally positive results; bonds’ interest rates remained historically low.

From August into early September 2016, U.S. and international stocks generally trended upward. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields rose, after bottoming in July, as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, anticipation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Growth Fund	3

money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into January 2017.

January brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CPA

Thomas C. Ognar, CFA®

Bruce C. Olson, CFA®

Average annual total returns (%) as of January 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SGRAX)	2-24-2000	9.62	8.87	9.16	16.29	10.17	9.82	1.15	1.15
Class C (WGFCX)	12-26-2002	14.39	9.34	8.99	15.39	9.34	8.99	1.90	1.90
Class R6 (SGRHX)	9-30-2015	–	–	–	16.80	10.65	10.32	0.72	0.70
Administrator Class (SGRKX)	8-30-2002	–	–	–	16.49	10.40	10.10	1.07	0.96
Institutional Class (SGRNX)	2-24-2000	–	–	–	16.73	10.63	10.31	0.82	0.75
Russell 3000® Growth Index[4]	–	–	–	–	17.91	13.81	8.36	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Growth Fund	5

Ten largest holdings (%) as of January 31, 2017[5]
Facebook Incorporated Class A	6.12
Alphabet Incorporated Class A	5.81
Amazon.com Incorporated	5.64
Microchip Technology Incorporated	3.47
Acadia Healthcare Company Incorporated	3.28
Burlington Stores Incorporated	3.02
Visa Incorporated Class A	2.93
MarketAxess Holdings Incorporated	2.76
MasterCard Incorporated Class A	2.55
Celgene Corporation	2.31

Sector distribution as of January 31, 2017[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 20, 2008, includes Advisor Class expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the 1.16% for Class A, 1.91% for Class C, 0.70% for Class R6, 0.96% for Administrator Class, and 0.75% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2016	Ending account value 1-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,011.65	$5.87	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.89	1.16%
Class C
Actual	$1,000.00	$1,007.60	$9.64	1.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.53	$9.68	1.91%
Class R6
Actual	$1,000.00	$1,013.91	$3.54	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Administrator Class
Actual	$1,000.00	$1,012.58	$4.86	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.88	0.96%
Institutional Class
Actual	$1,000.00	$1,013.72	$3.80	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.66%

Consumer Discretionary: 14.93%

Automobiles: 0.17%
REV Group Incorporated †	333,419	$8,415,496

Diversified Consumer Services: 0.25%
Grand Canyon Education Incorporated †	200,360	11,817,233

Hotels, Restaurants & Leisure: 1.16%
Starbucks Corporation	607,220	33,530,688
The Habit Restaurants Incorporated Class A †«(l)	1,516,650	21,991,425

		55,522,113

Internet & Direct Marketing Retail: 5.64%
Amazon.com Incorporated †	328,230	270,290,840

Multiline Retail: 1.70%
Dollar Tree Incorporated †	1,056,960	81,586,742

Specialty Retail: 6.01%
Burlington Stores Incorporated †	1,727,860	144,621,882
Five Below Incorporated †	1,287,083	51,290,258
The Home Depot Incorporated	439,720	60,496,678
Tractor Supply Company	116,155	8,557,139
ULTA Salon Cosmetics & Fragrance Incorporated †	84,530	23,015,828

		287,981,785

Consumer Staples: 2.99%

Beverages: 1.11%
Constellation Brands Incorporated Class A	356,290	53,357,990

Food & Staples Retailing: 0.89%
Costco Wholesale Corporation	140,430	23,023,499
Sprouts Farmers Market Incorporated †	1,041,750	19,449,473

		42,472,972

Food Products: 0.33%
Blue Buffalo Pet Products Incorporated †	654,520	15,872,110

Personal Products: 0.66%
The Estee Lauder Companies Incorporated Class A	388,040	31,512,728

Energy: 2.68%

Energy Equipment & Services: 0.90%
Halliburton Company	509,990	28,850,134
Schlumberger Limited	170,410	14,265,021

		43,115,155

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Growth Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 1.78%
Concho Resources Incorporated †	497,220	$69,332,357
EOG Resources Incorporated	137,000	13,916,460
Extraction Oil & Gas Incorporated †«	104,713	1,876,457

		85,125,274

Financials: 5.26%

Capital Markets: 5.26%
Goldman Sachs Group Incorporated	245,700	56,343,924
MarketAxess Holdings Incorporated	706,509	132,293,810
Morgan Stanley	453,000	19,247,970
Raymond James Financial Incorporated	379,080	28,404,464
TD Ameritrade Holding Corporation	344,280	15,888,522

		252,178,690

Health Care: 15.84%

Biotechnology: 6.49%
Alexion Pharmaceuticals Incorporated †	80,348	10,499,877
BioMarin Pharmaceutical Incorporated †	496,340	43,494,274
Celgene Corporation †	953,110	110,703,727
Incyte Corporation †	294,180	35,657,558
Regeneron Pharmaceuticals Incorporated †	104,590	37,578,141
Tesaro Incorporated †«	108,140	17,609,518
Ultragenyx Pharmaceutical Incorporated †«	419,320	31,453,193
Vertex Pharmaceuticals Incorporated †	281,780	24,196,449

		311,192,737

Health Care Equipment & Supplies: 2.73%
Boston Scientific Corporation †	729,200	17,544,552
Danaher Corporation	80,490	6,754,721
Edwards Lifesciences Corporation †	224,160	21,573,158
Nevro Corporation †	193,650	16,851,423
NuVasive Incorporated †	960,019	67,940,545

		130,664,399

Health Care Providers & Services: 3.64%
Acadia Healthcare Company Incorporated †«	4,102,042	157,395,352
UnitedHealth Group Incorporated	24,000	3,890,400
VCA Incorporated †	143,840	13,031,904

		174,317,656

Health Care Technology: 1.90%
Veeva Systems Incorporated Class A †	2,157,280	91,317,662

Life Sciences Tools & Services: 0.11%
Mettler-Toledo International Incorporated †	12,340	5,264,614

Pharmaceuticals: 0.97%
Zoetis Incorporated	847,234	46,547,036

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Growth Fund	9

Security name	Shares	Value

Industrials: 10.20%

Aerospace & Defense: 0.89%
The Boeing Company	260,340	$42,544,763

Air Freight & Logistics: 0.80%
United Parcel Service Incorporated Class B	353,200	38,544,716

Building Products: 0.13%
JELD-WEN Holding Incorporated †	222,280	6,017,120

Commercial Services & Supplies: 3.70%
KAR Auction Services Incorporated	2,001,400	91,163,770
Waste Connections Incorporated	1,076,010	86,403,603

		177,567,373

Machinery: 1.01%
ITT Incorporated	756,340	30,911,616
Snap-on Incorporated	95,691	17,370,787

		48,282,403

Road & Rail: 3.67%
CSX Corporation	129,000	5,984,310
Norfolk Southern Corporation	532,560	62,554,498
Union Pacific Corporation	1,005,130	107,126,755

		175,665,563

Information Technology: 44.02%

Internet Software & Services: 16.05%
Alphabet Incorporated Class A †	339,540	278,487,309
Alphabet Incorporated Class C †	29,971	23,880,593
CoStar Group Incorporated †	215,000	43,451,500
eBay Incorporated †	386,700	12,308,661
Envestnet Incorporated †(l)	2,274,641	85,981,430
Facebook Incorporated Class A †	2,249,800	293,193,936
Trivago NV ADR †«	1,002,134	11,624,754
Yelp Incorporated †	484,000	20,221,520

		769,149,703

IT Services: 10.00%
Euronet Worldwide Incorporated †	795,890	56,922,053
FleetCor Technologies Incorporated †	77,700	11,459,973
Global Payments Incorporated	870,250	67,252,920
MasterCard Incorporated Class A	1,150,100	122,290,133
PayPal Holdings Incorporated †	480,900	19,130,202
Vantiv Incorporated Class A †	990,723	61,662,600
Visa Incorporated Class A	1,700,070	140,612,790

		479,330,671

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Growth Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 6.20%
Broadcom Limited		165,430	$33,003,285
Microchip Technology Incorporated		2,471,640	166,464,954
Monolithic Power Systems Incorporated		648,161	56,545,566
Texas Instruments Incorporated		543,650	41,067,321

			297,081,126

Software: 9.74%
Adobe Systems Incorporated †		417,184	47,300,322
Microsoft Corporation		1,373,370	88,788,371
Paycom Software Incorporated †«		651,402	30,120,828
Paylocity Holding Corporation †		1,216,141	37,530,111
Proofpoint Incorporated †		976,820	78,301,891
Salesforce.com Incorporated †		539,950	42,710,045
ServiceNow Incorporated †		313,490	28,408,464
Splunk Incorporated †		1,179,881	68,267,915
Ultimate Software Group Incorporated †		234,850	45,481,051

			466,908,998

Technology Hardware, Storage & Peripherals: 2.03%
Apple Incorporated		799,430	97,010,831

Materials: 3.51%

Chemicals: 3.51%
Ecolab Incorporated		666,890	80,113,496
PolyOne Corporation		47,000	1,603,170
Praxair Incorporated		731,210	86,604,512

			168,321,178

Real Estate: 0.23%

Equity REITs: 0.23%
Crown Castle International Corporation		127,300	11,180,759

Total Common Stocks (Cost $2,873,723,911)			4,776,158,436

	Yield
Short-Term Investments: 2.18%

Investment Companies: 2.18%
Securities Lending Cash Investment LLC (l)(r)(u)	0.86%	87,374,201	87,382,939
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.46	16,954,326	16,954,326

Total Short-Term Investments (Cost $104,331,124)			104,337,265

Total investments in securities (Cost $2,978,055,035) *	101.84%	4,880,495,701
Other assets and liabilities, net	(1.84)	(87,973,018)

Total net assets	100.00%	$4,792,522,683

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Growth Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $2,974,295,544 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,999,985,307
Gross unrealized losses	(93,785,150)

Net unrealized gains	$1,906,200,157

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Growth Fund	Statement of assets and liabilities—January 31, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $85,344,936 of securities loaned), at value (cost $2,756,779,547)	$4,668,185,581
In affiliated securities, at value (cost $221,275,488)	212,310,120

Total investments, at value (cost $2,978,055,035)	4,880,495,701
Receivable for investments sold	65,439,148
Receivable for Fund shares sold	3,149,191
Receivable for dividends	787,312
Receivable for securities lending income	29,881
Prepaid expenses and other assets	101,427

Total assets	4,950,002,660

Liabilities
Payable for investments purchased	28,808,753
Payable for Fund shares redeemed	36,566,552
Payable upon receipt of securities loaned	87,372,150
Management fee payable	2,657,661
Distribution fee payable	144,430
Administration fees payable	699,361
Accrued expenses and other liabilities	1,231,070

Total liabilities	157,479,977

Total net assets	$4,792,522,683

NET ASSETS CONSIST OF
Paid-in capital	$2,441,975,233
Accumulated net investment loss	(25,202,956)
Accumulated net realized gains on investments	473,309,740
Net unrealized gains on investments	1,902,440,666

Total net assets	$4,792,522,683

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$2,054,783,862
Shares outstanding – Class A1	58,329,421
Net asset value per share – Class A	$35.23
Maximum offering price per share – Class A2	$37.38
Net assets – Class C	$223,085,738
Shares outstanding – Class C1	7,481,738
Net asset value per share – Class C	$29.82
Net assets – Class R6	$25,332,651
Shares outstanding – Class R6[1]	617,524
Net asset value per share – Class R6	$41.02
Net assets – Administrator Class	$730,153,728
Shares outstanding – Administrator Class[1]	18,870,559
Net asset value per share – Administrator Class	$38.69
Net assets – Institutional Class	$1,759,166,704
Shares outstanding – Institutional Class[1]	42,926,169
Net asset value per share – Institutional Class	$40.98

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2017 (unaudited)	Wells Fargo Growth Fund	13

Investment income
Dividends (net of foreign withholding taxes of $36,601)	$19,407,112
Securities lending income, net	521,676
Income from affiliated securities	49,992

Total investment income	19,978,780

Expenses
Management fee	19,964,375
Administration fees
Class A	2,424,633
Class C	291,438
Class R6	3,861
Administrator Class	705,132
Institutional Class	1,370,550
Shareholder servicing fees
Class A	2,886,468
Class C	346,950
Administrator Class	1,351,874
Distribution fee
Class C	1,040,850
Custody and accounting fees	79,972
Professional fees	25,673
Registration fees	92,556
Shareholder report expenses	157,795
Trustees’ fees and expenses	12,604
Other fees and expenses	77,474

Total expenses	30,832,205
Less: Fee waivers and/or expense reimbursements	(1,605,450)

Net expenses	29,226,755

Net investment loss	(9,247,975)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	818,929,586
Affiliated securities	(5,652,833)

Net realized gains on investments	813,276,753

Net change in unrealized gains (losses) on:
Unaffiliated securities	(783,021,750)
Affiliated securities	1,937,904

Net change in unrealized gains (losses) on investments	(781,083,846)

Net realized and unrealized gains (losses) on investments	32,192,907

Net increase in net assets resulting from operations	$22,944,932

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2017 (unaudited)		Year ended July 31, 2016

Operations
Net investment loss		$(9,247,975)		$(27,814,936)
Net realized gains on investments		813,276,753		876,195,475
Net change in unrealized gains (losses) on investments		(781,083,846)		(1,291,061,745)

Net increase (decrease) in net assets resulting from operations		22,944,932		(442,681,206)

Distributions to shareholders from
Net realized gains
Class A		(385,155,921)		(399,298,978)
Class C		(51,825,133)		(58,938,406)
Class R6		(3,453,520)		(3,078)[1]
Administrator Class		(132,054,015)		(246,890,849)
Institutional Class		(317,034,333)		(415,951,081)

Total distributions to shareholders		(889,522,922)		(1,121,082,392)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,519,369	57,924,419	43,995,297	2,023,515,239
Class C	536,644	16,033,763	581,792	20,816,141
Class R6	199,060	8,793,014	809,874 [1]	36,393,640 [1]
Administrator Class	1,339,439	57,396,210	7,124,750	320,564,136
Institutional Class	6,532,911	297,555,443	13,079,635	610,815,781
Investor Class	N/A	N/A	481,943 [2]	22,113,995 [2]

		437,702,849		3,034,218,932

Reinvestment of distributions
Class A	10,734,969	367,135,939	9,441,799	377,011,011
Class C	1,346,264	39,028,199	1,219,230	42,892,540
Class R6	86,772	3,453,520	68 [1]	3,078 [1]
Administrator Class	3,489,159	131,017,902	5,707,643	245,828,196
Institutional Class	7,686,540	305,616,849	8,792,866	396,558,261

		846,252,409		1,062,293,086

Payment for shares redeemed
Class A	(15,022,711)	(581,604,620)	(21,946,636)	(888,004,129)
Class C	(3,061,031)	(100,500,550)	(3,607,488)	(128,227,500)
Class R6	(313,566)	(14,747,452)	(164,684)[1]	(7,572,255)[1]
Administrator Class	(19,430,559)	(848,899,162)	(23,808,569)	(1,051,831,735)
Institutional Class	(21,390,567)	(940,417,370)	(42,021,779)	(1,850,525,284)
Investor Class	N/A	N/A	(43,198,360)[2]	(1,994,219,513)[2]

		(2,486,169,154)		(5,920,380,416)

Net decrease in net assets resulting from capital share transactions		(1,202,213,896)		(1,823,868,398)

Total decrease in net assets		(2,068,791,886)		(3,387,631,996)

Net assets
Beginning of period		6,861,314,569		10,248,946,565

End of period		$4,792,522,683		$6,861,314,569

Accumulated net investment loss		$(25,202,956)		$(15,954,981)

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$42.28	$49.50	$49.99	$46.74	$37.85	$35.88
Net investment loss	(0.11)	(0.20)[1]	(0.29)[1]	(0.32)[1]	(0.17)[1]	(0.21)[1]
Net realized and unrealized gains (losses) on investments	0.38	(0.99)	7.03	5.34	9.06	2.65

Total from investment operations	0.27	(1.19)	6.74	5.02	8.89	2.44
Distributions to shareholders from
Net realized gains	(7.32)	(6.03)	(7.23)	(1.77)	0.00	(0.47)
Net asset value, end of period	$35.23	$42.28	$49.50	$49.99	$46.74	$37.85
Total return[2]	1.16%	(1.69)%	15.01%	10.77%	23.49%	6.93%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.15%	1.18%	1.18%	1.19%	1.20%
Net expenses	1.16%	1.14%	1.18%	1.18%	1.19%	1.20%
Net investment loss	(0.48)%	(0.49)%	(0.59)%	(0.64)%	(0.41)%	(0.56)%
Supplemental data
Portfolio turnover rate	27%	38%	35%	42%	38%	47%
Net assets, end of period (000s omitted)	$2,054,784	$2,582,955	$1,465,643	$2,047,410	$2,464,533	$2,265,845

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$37.07	$44.51	$45.95	$43.41	$35.42	$33.86
Net investment loss	(0.21)[1]	(0.46)[1]	(0.60)[1]	(0.64)[1]	(0.45)[1]	(0.46)[1]
Net realized and unrealized gains (losses) on investments	0.28	(0.95)	6.39	4.95	8.44	2.49

Total from investment operations	0.07	(1.41)	5.79	4.31	7.99	2.03
Distributions to shareholders from
Net realized gains	(7.32)	(6.03)	(7.23)	(1.77)	0.00	(0.47)
Net asset value, end of period	$29.82	$37.07	$44.51	$45.95	$43.41	$35.42
Total return[2]	0.76%	(2.44)%	14.16%	9.96%	22.56%	6.12%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.90%	1.93%	1.93%	1.94%	1.95%
Net expenses	1.91%	1.89%	1.93%	1.93%	1.94%	1.95%
Net investment loss	(1.22)%	(1.24)%	(1.34)%	(1.39)%	(1.16)%	(1.32)%
Supplemental data
Portfolio turnover rate	27%	38%	35%	42%	38%	47%
Net assets, end of period (000s omitted)	$223,086	$321,032	$465,833	$560,481	$589,402	$525,285

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Growth Fund	17

(For a share outstanding throughout each period)

CLASS R6	Six months ended January 31, 2017 (unaudited)	Year ended July 31 2016[1]
Net asset value, beginning of period	$47.90	$48.97
Net investment income (loss)	(0.00)[2]	(0.02)
Net realized and unrealized gains (losses) on investments	0.44	4.98

Total from investment operations	0.44	4.96
Distributions to shareholders from
Net realized gains	(7.32)	(6.03)
Net asset value, end of period	$41.02	$47.90
Total return[3]	1.39%	10.89%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%
Net expenses	0.70%	0.70%
Net investment loss	(0.01)%	(0.23)%
Supplemental data
Portfolio turnover rate	27%	38%
Net assets, end of period (000s omitted)	$25,333	$30,906

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$45.66	$52.86	$52.80	$49.16	$39.72	$37.54
Net investment loss	(0.05)[1]	(0.14)[1]	(0.20)[1]	(0.23)	(0.08)[1]	(0.13)[1]
Net realized and unrealized gains (losses) on investments	0.40	(1.03)	7.49	5.64	9.52	2.78

Total from investment operations	0.35	(1.17)	7.29	5.41	9.44	2.65
Distributions to shareholders from
Net realized gains	(7.32)	(6.03)	(7.23)	(1.77)	0.00	(0.47)
Net asset value, end of period	$38.69	$45.66	$52.86	$52.80	$49.16	$39.72
Total return[2]	1.26%	(1.53)%	15.28%	11.04%	23.77%	7.15%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.07%	1.02%	1.02%	1.03%	1.03%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.24)%	(0.31)%	(0.37)%	(0.42)%	(0.18)%	(0.33)%
Supplemental data
Portfolio turnover rate	27%	38%	35%	42%	38%	47%
Net assets, end of period (000s omitted)	$730,154	$1,528,288	$2,349,359	$3,359,480	$3,309,683	$2,984,775

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$47.87	$54.99	$54.54	$50.63	$40.83	$38.49
Net investment income (loss)	(0.02)[1]	(0.05)[1]	(0.09)[1]	(0.13)	0.01 [1]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	0.45	(1.04)	7.77	5.81	9.79	2.86

Total from investment operations	0.43	(1.09)	7.68	5.68	9.80	2.81
Distributions to shareholders from
Net realized gains	(7.32)	(6.03)	(7.23)	(1.77)	0.00	(0.47)
Net asset value, end of period	$40.98	$47.87	$54.99	$54.54	$50.63	$40.83
Total return[2]	1.37%	(1.31)%	15.53%	11.26%	24.03%	7.37%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.76%	0.75%	0.76%	0.77%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.76%
Net investment income (loss)	(0.07)%	(0.10)%	(0.17)%	(0.21)%	0.02%	(0.13)%
Supplemental data
Portfolio turnover rate	27%	38%	35%	42%	38%	47%
Net assets, end of period (000s omitted)	$1,759,167	$2,398,134	$3,863,196	$2,975,721	$2,649,095	$2,312,074

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Growth Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo Growth Fund	21

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2016, the Fund had a qualified late-year ordinary loss of $15,954,981 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Growth Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$715,614,209	$0	$0	$715,614,209
Consumer staples	143,215,800	0	0	143,215,800
Energy	128,240,429	0	0	128,240,429
Financials	252,178,690	0	0	252,178,690
Health care	759,304,104	0	0	759,304,104
Industrials	488,621,938	0	0	488,621,938
Information technology	2,109,481,329	0	0	2,109,481,329
Materials	168,321,178	0	0	168,321,178
Real estate	11,180,759	0	0	11,180,759

Short-term investments
Investment companies	16,954,326	0	0	16,954,326
Investments measured at net asset value*				87,382,939
Total assets	$4,793,112,762	$0	$0	$4,880,495,701

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $87,382,939 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.555% as the average daily net assets of the Fund increase. For the six months ended January 31, 2017, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Notes to financial statements (unaudited)	Wells Fargo Growth Fund	23

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.16% for Class A shares, 1.91% for Class C shares, 0.70% for Class R6 shares, 0.96% for Administrator Class shares, and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to December 1, 2016, the Fund’s expenses were capped at 1.21% for Class A shares and 1.96% for Class C shares.

During the six months ended January 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $4,566 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,058 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2017, Funds Distributor received $7,704 from the sale of Class A shares and $1,082 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2017 were $1,551,155,071 and $3,562,166,624, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized losses
Envestnet Incorporated	2,909,831	0	(635,190)	2,274,641	$85,981,430	$0	$(4,503,980)
The Habit Restaurants Incorporated Class A	1,299,600	388,000	(170,950)	1,516,650	21,991,425	0	(1,153,501)
						$0	$(5,657,481)

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged

24	Wells Fargo Growth Fund	Notes to financial statements (unaudited)

to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended January 31, 2017, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Growth Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Growth Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

301458 03-17 SA206/SAR206 01-17

Semi-Annual Report

January 31, 2017

Wells Fargo Intrinsic Value Fund

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The views expressed and any forward-looking statements are as of January 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Intrinsic Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Intrinsic Value Fund for the six-month period that ended January 31, 2017. Despite heightened market volatility, global stocks delivered favorable results overall. U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

In August–September 2016, global stocks delivered generally positive results; bonds’ interest rates remained historically low.

From August into early September 2016, U.S. and international stocks generally trended upward. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields rose, after bottoming in July, as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, anticipation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Intrinsic Value Fund	3

money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into January 2017.

January brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Intrinsic Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Miguel E. Giaconi, CFA®

Jean-Baptiste Nadal, CFA®

Jeffrey Peck

Average annual total returns (%) as of January 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EIVAX)	8-1-2006	9.51	10.61	6.05	16.20	11.93	6.68	1.18	1.11
Class B (EIVBX)*	8-1-2006	10.23	10.80	6.10	15.23	11.06	6.10	1.93	1.86
Class C (EIVCX)	8-1-2006	14.36	11.07	5.87	15.36	11.07	5.87	1.93	1.86
Class R (EIVTX)	3-1-2013	–	–	–	15.89	11.68	6.43	1.43	1.36
Class R4 (EIVRX)	11-30-2012	–	–	–	16.47	12.30	6.99	0.90	0.80
Class R6 (EIVFX)	11-30-2012	–	–	–	16.67	12.34	7.01	0.75	0.65
Administrator Class (EIVDX)	7-30-2010	–	–	–	16.30	12.13	6.86	1.10	0.95
Institutional Class (EIVIX)	8-1-2006	–	–	–	16.59	12.39	7.03	0.85	0.70
Russell 1000® Value Index[4]	–	–	–	–	24.62	14.11	5.66	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Flor Class B shares, the maximum contingent deferred sales charges is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Intrinsic Value Fund	5

Ten largest holdings (%) as of January 31, 2017[5]
US Bancorp	3.30
EOG Resources Incorporated	3.22
Microsoft Corporation	3.17
Alphabet Incorporated Class C	3.03
The Allstate Corporation	3.02
Vulcan Materials Company	2.96
Motorola Solutions Incorporated	2.90
AerCap Holdings NV	2.89
Comcast Corporation Class A	2.78
Honeywell International Incorporated	2.71

Sector distribution as of January 31, 2017[6]

[1]	Historical performance shown for Class R shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Intrinsic Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2016	Ending account value 1-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,059.41	$5.69	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Class B
Actual	$1,000.00	$1,055.02	$9.61	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.42	1.86%
Class C
Actual	$1,000.00	$1,055.38	$9.61	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.42	1.86%
Class R
Actual	$1,000.00	$1,058.22	$7.04	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.90	1.36%
Class R4
Actual	$1,000.00	$1,060.40	$4.14	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%
Class R6
Actual	$1,000.00	$1,061.80	$3.37	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%
Administrator Class
Actual	$1,000.00	$1,059.79	$4.92	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%
Institutional Class
Actual	$1,000.00	$1,060.67	$3.63	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Intrinsic Value Fund	7

Security name	Shares	Value

Common Stocks: 98.57%

Consumer Discretionary: 11.43%

Media: 4.84%
Comcast Corporation Class A	348,900	$26,314,038
The Walt Disney Company	176,400	19,518,660

		45,832,698

Specialty Retail: 4.20%
Advance Auto Parts Incorporated	91,400	15,011,536
The TJX Companies Incorporated	329,600	24,693,632

		39,705,168

Textiles, Apparel & Luxury Goods: 2.39%
Nike Incorporated Class B	427,800	22,630,620

Consumer Staples: 8.84%

Beverages: 3.89%
Anheuser-Busch InBev NV ADR «	199,500	20,799,870
PepsiCo Incorporated	154,319	16,015,226

		36,815,096

Food Products: 4.95%
Mondelez International Incorporated Class A	514,600	22,786,488
Nestle SA ADR	274,300	20,084,246
TreeHouse Foods Incorporated †	52,556	3,987,949

		46,858,683

Energy: 9.63%

Energy Equipment & Services: 3.37%
Schlumberger Limited	221,500	18,541,765
TechnipFMC plc «†	398,600	13,400,932

		31,942,697

Oil, Gas & Consumable Fuels: 6.26%
Concho Resources Incorporated †	66,520	9,275,549
EOG Resources Incorporated	299,900	30,463,842
Royal Dutch Shell plc ADR Class A	358,300	19,487,937

		59,227,328

Financials: 14.74%

Banks: 8.05%
BB&T Corporation	540,700	24,974,933
CIT Group Incorporated	485,800	20,010,102
US Bancorp	592,700	31,205,655

		76,190,690

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Intrinsic Value Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Capital Markets: 1.41%
UBS Group AG «	828,000	$13,339,080

Consumer Finance: 2.27%
Synchrony Financial	599,200	21,463,344

Insurance: 3.01%
The Allstate Corporation	379,500	28,542,195

Health Care: 10.03%

Biotechnology: 2.15%
Gilead Sciences Incorporated	280,700	20,336,715

Health Care Equipment & Supplies: 1.79%
Abbott Laboratories	405,700	16,946,089

Health Care Providers & Services: 2.30%
Cigna Corporation	148,600	21,728,292

Pharmaceuticals: 3.79%
Eli Lilly & Company	168,869	13,007,979
Merck & Company Incorporated	369,200	22,886,708

		35,894,687

Industrials: 11.59%

Aerospace & Defense: 2.32%
General Dynamics Corporation	15,545	2,800,256
Lockheed Martin Corporation	76,055	19,114,903

		21,915,159

Air Freight & Logistics: 1.50%
United Parcel Service Incorporated Class B	130,400	14,230,552

Electrical Equipment: 2.18%
Sensata Technologies Holding NV †	490,900	20,593,255

Industrial Conglomerates: 2.70%
Honeywell International Incorporated	216,400	25,604,448

Trading Companies & Distributors: 2.89%
AerCap Holdings NV †	617,100	27,319,017

Information Technology: 20.22%

Communications Equipment: 5.17%
Cisco Systems Incorporated	700,100	21,507,072
Motorola Solutions Incorporated	340,200	27,457,542

		48,964,614

Internet Software & Services: 3.03%
Alphabet Incorporated Class C †	36,000	28,684,440

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Intrinsic Value Fund	9

Security name		Shares	Value

IT Services: 4.82%
Accenture plc Class A		219,500	$24,994,465
The Western Union Company		1,052,500	20,607,950

			45,602,415

Software: 5.23%
Microsoft Corporation		463,800	29,984,670
Oracle Corporation		485,200	19,461,372

			49,446,042

Technology Hardware, Storage & Peripherals: 1.97%
Apple Incorporated		153,500	18,627,225

Materials: 2.96%

Construction Materials: 2.96%
Vulcan Materials Company		218,200	28,001,606

Real Estate: 2.66%

Equity REITs: 2.66%
Crown Castle International Corporation		287,000	25,207,210

Telecommunication Services: 1.87%

Diversified Telecommunication Services: 1.87%
Verizon Communications Incorporated		361,739	17,728,828

Utilities: 4.60%

Electric Utilities: 2.70%
NextEra Energy Incorporated		206,000	25,486,320

Multi-Utilities: 1.90%
WEC Energy Group Incorporated		304,800	17,998,440

Total Common Stocks (Cost $774,237,632)			932,862,953

	Yield
Short-Term Investments: 3.95%

Investment Companies: 3.95%
Securities Lending Cash Investment LLC (l)(r)(u)	0.86%	25,818,719	25,821,301
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.46	11,602,239	11,602,239

Total Short-Term Investments (Cost $37,423,512)			37,423,540

Total investments in securities (Cost $811,661,144) *	102.52%	970,286,493
Other assets and liabilities, net	(2.52)	(23,890,230)

Total net assets	100.00%	$946,396,263

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intrinsic Value Fund	Portfolio of investments—January 31, 2017 (unaudited)

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The rate represents the 7-day annualized yield at period end.

(u)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $811,718,966 and unrealized gains (losses) consists of:

Gross unrealized gains	$169,767,798
Gross unrealized losses	(11,200,271)

Net unrealized gains	$158,567,527

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2017 (unaudited)	Wells Fargo Intrinsic Value Fund	11

Assets
Investments
In unaffiliated securities (including $25,217,583 of securities on loan), at value (cost $774,237,632)	$932,862,953
In affiliated securities, at value (cost $37,423,512)	37,423,540

Total investments, at value (cost $811,661,144)	970,286,493
Receivable for investments sold	8,181,655
Receivable for Fund shares sold	35,163
Receivable for dividends	554,813
Receivable for securities lending income	3,857
Prepaid expenses and other assets	79,351

Total assets	979,141,332

Liabilities
Payable for investments purchased	4,598,007
Payable for Fund shares redeemed	1,342,143
Payable upon receipt of securities loaned	25,820,100
Management fee payable	457,816
Distribution fees payable	16,500
Administration fees payable	127,892
Accrued expenses and other liabilities	382,611

Total liabilities	32,745,069

Total net assets	$946,396,263

NET ASSETS CONSIST OF
Paid-in capital	$782,367,710
Overdistributed net investment income	(635,894)
Accumulated net realized gains on investments	6,039,098
Net unrealized gains on investments	158,625,349

Total net assets	$946,396,263

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$299,838,170
Shares outstanding – Class A1	25,482,211
Net asset value per share – Class A	$11.77
Maximum offering price per share – Class A2	$12.49
Net assets – Class B	$250,148
Shares outstanding – Class B1	21,412
Net asset value per share – Class B	$11.68
Net assets – Class C	$25,083,910
Shares outstanding – Class C1	2,174,380
Net asset value per share – Class C	$11.54
Net assets – Class R	$39,553
Shares outstanding – Class R1	3,332
Net asset value per share – Class R	$11.87
Net assets – Class R4	$15,832
Share outstanding – Class R4[1]	1,342
Net asset value per share – Class R4	$11.80
Net assets – Class R6	$3,053,399
Shares outstanding – Class R6[1]	262,568
Net asset value per share – Class R6	$11.63
Net assets – Administrator Class	$452,605,914
Shares outstanding – Administrator Class[1]	36,845,223
Net asset value per share – Administrator Class	$12.28
Net assets – Institutional Class	$165,509,337
Shares outstanding – Institutional Class[1]	14,008,766
Net asset value per share – Institutional Class	$11.81

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intrinsic Value Fund	Statement of operations—six months ended January 31, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $114,421)	$9,423,702
Securities lending income, net	185,381
Income from affiliated securities	48,220

Total investment income	9,657,303

Expenses
Management fee	3,386,020
Administration fees
Class A	326,232
Class B	389
Class C	28,661
Class R	42
Class R4	6
Class R6	444
Administrator Class	301,181
Institutional Class	117,020
Shareholder servicing fees
Class A	375,041
Class B	463
Class C	34,121
Class R	51
Class R4	7
Administrator Class	578,336
Distribution fees
Class B	1,389
Class C	102,362
Class R	51
Custody and accounting fees	17,788
Professional fees	22,557
Registration fees	50,442
Shareholder report expenses	32,958
Trustees’ fees and expenses	28,658
Other fees and expenses	12,962

Total expenses	5,417,181
Less: Fee waivers and/or expense reimbursements	(610,046)

Net expenses	4,807,135

Net investment income	4,850,168

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	33,663,501
Affiliated securities	1,173

Net realized gains on investments	33,664,674

Net change in unrealized gains (losses) on:
Unaffiliated securities	17,789,430
Affiliated securities	28

Net change in unrealized gains (losses) on investments	17,789,458

Net realized and unrealized gains (losses) on investments	51,454,132

Net increase in net assets resulting from operations	$56,304,300

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Intrinsic Value Fund	13

	Six months ended January 31, 2017 (unaudited)		Year ended July 31, 2016

Operations
Net investment income		$4,850,168		$13,328,103
Net realized gains on investments		33,664,674		65,259,600
Net change in unrealized gains (losses) on investments		17,789,458		(102,914,738)

Net increase (decrease) in net assets resulting from operations		56,304,300		(24,327,035)

Distributions to shareholders from
Net investment income
Class A		(3,621,237)		(3,169,347)
Class C		(86,648)		(37,447)
Class R		(354)		(201)
Class R4		(231)		(186)
Class R6		(49,302)		(38,287)
Administrator Class		(6,085,411)		(5,583,834)
Institutional Class		(2,733,344)		(3,324,787)
Net realized gains
Class A		(19,813,428)		(34,464,666)
Class B		(17,948)		(132,772)
Class C		(1,747,106)		(3,405,696)
Class R		(2,423)		(3,205)
Class R4		(1,001)		(1,451)
Class R6		(195,458)		(277,898)
Administrator Class		(28,268,900)		(47,759,263)
Institutional Class		(11,235,310)		(24,324,139)

Total distributions to shareholders		(73,858,101)		(122,523,179)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	134,410	1,605,968	642,824	7,569,378
Class B	1	13	538	6,161
Class C	38,741	450,864	196,351	2,323,822
Class R	267	3,213	1,207	14,440
Class R6	4,277	50,796	217,137	2,885,275
Administrator Class	133,895	1,665,824	505,633	6,457,967
Institutional Class	1,332,989	16,299,433	2,739,487	33,654,265

		20,076,111		52,911,308

Reinvestment of distributions
Class A	1,877,182	22,194,607	3,054,047	35,698,868
Class B	1,535	17,865	11,006	126,021
Class C	138,250	1,593,564	256,273	2,914,692
Class R	233	2,777	290	3,406
Class R4	104	1,232	139	1,637
Class R6	20,897	244,760	27,254	316,185
Administrator Class	2,623,161	32,407,127	4,139,213	50,467,672
Institutional Class	949,096	11,290,466	2,026,547	23,875,792

		67,752,398		113,404,273

Payment for shares redeemed
Class A	(3,054,286)	(36,624,360)	(4,303,060)	(51,494,497)
Class B	(26,056)	(310,909)	(109,356)	(1,315,058)
Class C	(452,209)	(5,297,580)	(687,305)	(8,016,477)
Class R	(698)	(8,357)	(938)	(12,248)
Class R6	(1,437)	(17,216)	(17,996)	(211,641)
Administrator Class	(3,487,837)	(43,871,243)	(4,210,029)	(52,406,894)
Institutional Class	(6,090,003)	(73,819,735)	(5,462,371)	(65,509,014)

		(159,949,400)		(178,965,829)

Net decrease in net assets resulting from capital share transactions		(72,120,891)		(12,650,248)

Total decrease in net assets		(89,674,692)		(159,500,462)

Net assets
Beginning of period		1,036,070,955		1,195,571,417

End of period		$946,396,263		$1,036,070,955

Undistributed (overdistributed) net investment income		$(635,894)		$7,090,465

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.01	$13.73	$13.60	$12.52	$10.44	$11.50
Net investment income	0.05 [1]	0.13	0.10	0.07	0.07 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	0.66	(0.42)	1.09	1.53	2.75	0.24

Total from investment operations	0.71	(0.29)	1.19	1.60	2.82	0.35
Distributions to shareholders from
Net investment income	(0.14)	(0.11)	(0.07)	(0.06)	(0.10)	(0.28)
Net realized gains	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)	(1.13)

Total distributions to shareholders	(0.95)	(1.43)	(1.06)	(1.52)	(0.74)	(1.41)
Net asset value, end of period	$11.77	$12.01	$13.73	$13.60	$12.52	$10.44
Total return[2]	5.94%	(1.73)%	9.19%	13.09%	28.53%	4.38%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.20%	1.21%	1.20%	1.24%
Net expenses	1.10%	1.10%	1.16%	1.16%	1.16%	1.17%
Net investment income	0.86%	1.12%	0.75%	0.53%	0.57%	1.05%
Supplemental data
Portfolio turnover rate	33%	34%	29%	23%	28%	34%
Net assets, end of period (000s omitted)	$299,838	$318,543	$372,443	$391,028	$386,655	$87,784

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.84	$13.54	$13.45	$12.42	$10.34	$11.37
Net investment income (loss)	0.01 [1]	0.05 [1]	0.00 [1,2]	(0.03)[1]	(0.02)	0.03 [1]
Net realized and unrealized gains (losses) on investments	0.64	(0.43)	1.08	1.52	2.74	0.24

Total from investment operations	0.65	(0.38)	1.08	1.49	2.72	0.27
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.17)
Net realized gains	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)	(1.13)

Total distributions to shareholders	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)	(1.30)
Net asset value, end of period	$11.68	$11.84	$13.54	$13.45	$12.42	$10.34
Total return[3]	5.50%	(2.47)%	8.36%	12.25%	27.57%	3.56%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.92%	1.96%	1.97%	1.97%	2.01%
Net expenses	1.86%	1.86%	1.91%	1.91%	1.91%	1.92%
Net investment income (loss)	0.15%	0.38%	0.00%	(0.20)%	(0.03)%	0.27%
Supplemental data
Portfolio turnover rate	33%	34%	29%	23%	28%	34%
Net assets, end of period (000s omitted)	$250	$544	$1,947	$3,889	$5,589	$4,323

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.74	$13.45	$13.36	$12.35	$10.30	$11.35
Net investment income (loss)	0.01 [1]	0.03	0.00 [2]	(0.03)	(0.01)[1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	0.64	(0.41)	1.08	1.50	2.72	0.24

Total from investment operations	0.65	(0.38)	1.08	1.47	2.71	0.27
Distributions to shareholders from
Net investment income	(0.04)	(0.01)	0.00	0.00	(0.02)	(0.19)
Net realized gains	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)	(1.13)

Total distributions to shareholders	(0.85)	(1.33)	(0.99)	(0.46)	(0.66)	(1.32)
Net asset value, end of period	$11.54	$11.74	$13.45	$13.36	$12.35	$10.30
Total return[3]	5.54%	(2.47)%	8.42%	12.24%	27.50%	3.62%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	1.96%	1.97%	1.97%	2.01%
Net expenses	1.86%	1.86%	1.91%	1.91%	1.91%	1.92%
Net investment income (loss)	0.11%	0.37%	0.00%	(0.22)%	(0.05)%	0.26%
Supplemental data
Portfolio turnover rate	33%	34%	29%	23%	28%	34%
Net assets, end of period (000s omitted)	$25,084	$28,756	$36,098	$36,654	$35,616	$20,187

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS R		2016	2015	2014	2013[1]
Net asset value, beginning of period	$12.09	$13.81	$13.66	$12.55	$11.20
Net investment income	0.04 [2]	0.10	0.05	0.03	0.00 [3]
Net realized and unrealized gains (losses) on investments	0.66	(0.43)	1.12	1.54	1.35

Total from investment operations	0.70	(0.33)	1.17	1.57	1.35
Distributions to shareholders from
Net investment income	(0.11)	(0.07)	(0.03)	0.00	0.00
Net realized gains	(0.81)	(1.32)	(0.99)	(0.46)	0.00

Total distributions to shareholders	(0.92)	(1.39)	(1.02)	(0.46)	0.00
Net asset value, end of period	$11.87	$12.09	$13.81	$13.66	$12.55
Total return[4]	5.82%	(1.99)%	8.96%	12.77%	12.05%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.44%	1.47%	1.49%	1.46%
Net expenses	1.36%	1.36%	1.40%	1.41%	1.41%
Net investment income	0.59%	0.86%	0.50%	0.26%	0.01%
Supplemental data
Portfolio turnover rate	33%	34%	29%	23%	28%
Net assets, end of period (000s omitted)	$40	$43	$41	$28	$18

[1]	For the period from March 1, 2013 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding.

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS R4		2016	2015	2014	2013[1]
Net asset value, beginning of period	$12.06	$13.78	$13.65	$12.55	$11.10
Net investment income	0.07 [2]	0.17	0.15	0.12	0.09
Net realized and unrealized gains (losses) on investments	0.65	(0.42)	1.09	1.54	2.15

Total from investment operations	0.72	(0.25)	1.24	1.66	2.24
Distributions to shareholders from
Net investment income	(0.17)	(0.15)	(0.12)	(0.10)	(0.15)
Net realized gains	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)

Total distributions to shareholders	(0.98)	(1.47)	(1.11)	(0.56)	(0.79)
Net asset value, end of period	$11.80	$12.06	$13.78	$13.65	$12.55
Total return[3]	6.04%	(1.39)%	9.53%	13.55%	21.73%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.88%	0.86%	0.87%	0.88%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.14%	1.41%	1.11%	0.88%	0.99%
Supplemental data
Portfolio turnover rate	33%	34%	29%	23%	28%
Net assets, end of period (000s omitted)	$16	$15	$15	$15	$14

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS R6		2016	2015	2014	2013[1]
Net asset value, beginning of period	$11.90	$13.62	$13.60	$12.56	$11.10
Net investment income	0.08 [2]	0.17	0.17 [2]	0.14 [2]	0.19
Net realized and unrealized gains (losses) on investments	0.65	(0.40)	1.08	1.47	2.06

Total from investment operations	0.73	(0.23)	1.25	1.61	2.25
Distributions to shareholders from
Net investment income	(0.19)	(0.17)	(0.24)	(0.11)	(0.15)
Net realized gains	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)

Total distributions to shareholders	(1.00)	(1.49)	(1.23)	(0.57)	(0.79)
Net asset value, end of period	$11.63	$11.90	$13.62	$13.60	$12.56
Total return[3]	6.18%	(1.30)%	9.74%	13.19%	21.84%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.74%	0.74%	0.73%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.30%	1.47%	1.25%	1.10%	0.85%
Supplemental data
Portfolio turnover rate	33%	34%	29%	23%	28%
Net assets, end of period (000s omitted)	$3,053	$2,842	$169	$150	$3,359

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.51	$14.25	$14.08	$12.95	$10.78	$11.55
Net investment income	0.06 [1]	0.15	0.13	0.10	0.08 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.68	(0.43)	1.14	1.58	2.87	0.28

Total from investment operations	0.74	(0.28)	1.27	1.68	2.95	0.40
Distributions to shareholders from
Net investment income	(0.16)	(0.14)	(0.11)	(0.09)	(0.14)	(0.04)
Net realized gains	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)	(1.13)

Total distributions to shareholders	(0.97)	(1.46)	(1.10)	(0.55)	(0.78)	(1.17)
Net asset value, end of period	$12.28	$12.51	$14.25	$14.08	$12.95	$10.78
Total return[2]	5.98%	(1.58)%	9.42%	13.36%	28.77%	4.57%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.06%	1.06%	1.05%	1.09%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.01%	1.27%	0.95%	0.74%	0.68%	1.13%
Supplemental data
Portfolio turnover rate	33%	34%	29%	23%	28%	34%
Net assets, end of period (000s omitted)	$452,606	$470,152	$529,293	$534,641	$515,012	$26,687

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.08	$13.80	$13.67	$12.58	$10.48	$11.56
Net investment income	0.08 [1]	0.18	0.15	0.13	0.16	0.14 [1]
Net realized and unrealized gains (losses) on investments	0.65	(0.41)	1.11	1.53	2.73	0.24

Total from investment operations	0.73	(0.23)	1.26	1.66	2.89	0.38
Distributions to shareholders from
Net investment income	(0.19)	(0.17)	(0.14)	(1.11)	(0.15)	(0.33)
Net realized gains	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)	(1.13)

Total distributions to shareholders	(1.00)	(1.49)	(1.13)	(0.57)	(0.79)	(1.46)
Net asset value, end of period	$11.81	$12.08	$13.80	$13.67	$12.58	$10.48
Total return[2]	6.07%	(1.27)%	9.66%	13.64%	29.04%	4.71%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.79%	0.79%	0.79%	0.83%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.73%	0.82%
Net investment income	1.28%	1.52%	1.20%	0.99%	1.21%	1.35%
Supplemental data
Portfolio turnover rate	33%	34%	29%	23%	28%	34%
Net assets, end of period (000s omitted)	$165,509	$215,175	$255,565	$244,378	$221,128	$222,949

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Intrinsic Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Value Fund	23

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $4,849,228 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24	Wells Fargo Intrinsic Value Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$108,168,486	$0	$0	$108,168,486
Consumer staples	83,673,779	0	0	83,763,779
Energy	91,170,025	0	0	91,170,025
Financials	139,535,309	0	0	139,535,309
Health care	94,905,783	0	0	94,905,783
Industrials	109,662,431	0	0	109,662,431
Information technology	191,324,736	0	0	191,324,736
Materials	28,001,606	0	0	28,001,606
Real estate	25,207,210	0	0	25,207,210
Telecommunication services	17,728,828	0	0	17,728,828
Utilities	43,484,760	0	0	43,484,760

Short-term investments
Investment companies	11,602,239	0	0	11,602,239
Investments measured at net asset value*				25,821,301
Total assets	$944,465,192	$0	$0	$970,286,493

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $25,821,301 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2017, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund,

which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Value Fund	25

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class B shares, 1.86% for Class C shares, 1.36% for Class R shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended January 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $34,583 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $39,973 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended January 31, 2017, Funds Distributor received $2,622 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2017 were $317,296,487 and $407,495,400, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

26	Wells Fargo Intrinsic Value Fund	Notes to financial statements (unaudited)

For the six months ended January 31, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Intrinsic Value Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Intrinsic Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Intrinsic Value Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Intrinsic Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

301459 03-17 SA207/SAR207 01-17

Semi-Annual Report

January 31, 2017

Wells Fargo Large Cap Core Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Large Cap Core Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Large Cap Core Fund for the six-month period that ended January 31, 2017. Despite heightened market volatility, global stocks delivered favorable results overall. U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

In August–September 2016, global stocks delivered generally positive results; bonds’ interest rates remained historically low.

From August into early September 2016, U.S. and international stocks generally trended upward. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields rose, after bottoming in July, as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, anticipation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Large Cap Core Fund	3

money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into January 2017.

January brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Large Cap Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio managers

John R. Campbell, CFA®

Jeff C. Moser, CFA®

Average annual total returns (%) as of January 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (EGOAX)	12-17-2007	12.27	12.58	5.78	19.12	13.91	6.47	1.20	1.14
Class C (EGOCX)	12-17-2007	17.18	13.07	5.70	18.18	13.07	5.70	1.95	1.89
Class R (EGOHX)	9-30-2015	–	–	–	18.79	13.64	6.22	1.45	1.39
Class R6 (EGORX)	9-30-2015	–	–	–	23.11	15.12	7.26	0.77	0.68
Administrator Class (WFLLX)	7-16-2010	–	–	–	19.13	14.17	6.66	1.12	1.00
Institutional Class (EGOIX)	12-17-2007	–	–	–	19.66	14.47	6.93	0.87	0.70
S&P 500 Index[4]	–	–	–	–	20.04	14.09	7.42	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Large Cap Core Fund	5

Ten largest holdings (%) as of January 31, 2017[5]
NVIDIA Corporation	2.81
Microsoft Corporation	2.53
Lincoln National Corporation	2.48
SunTrust Banks Incorporated	2.46
JPMorgan Chase & Company	2.36
Comcast Corporation Class A	2.29
Apple Incorporated	2.27
Lear Corporation	2.25
Linear Technology Corporation	2.24
Goldman Sachs Group Incorporated	2.23

Sector distribution as of January 31, 2017[6]

[1]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect higher expenses applicable to Class R shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and adjusted to reflect higher expenses applicable to Class R6 shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Large Cap Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2016	Ending account value 1-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,097.50	$6.01	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.79	1.14%
Class C
Actual	$1,000.00	$1,092.80	$9.94	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	$9.58	1.89%
Class R
Actual	$1,000.00	$1,096.24	$7.32	1.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.05	1.39%
Class R6
Actual	$1,000.00	$1,131.75	$3.64	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.46	0.68%
Administrator Class
Actual	$1,000.00	$1,097.12	$5.27	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08	1.00%
Institutional Class
Actual	$1,000.00	$1,099.98	$3.70	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Large Cap Core Fund	7

Security name	Shares	Value

Common Stocks: 99.20%

Consumer Discretionary: 14.46%

Auto Components: 2.25%
Lear Corporation	163,713	$23,261,980

Automobiles: 2.05%
General Motors Company	578,562	21,181,155

Media: 2.29%
Comcast Corporation Class A	314,540	23,722,607

Specialty Retail: 7.87%
Foot Locker Incorporated	293,200	20,095,928
Lowe’s Companies Incorporated	288,185	21,060,560
The Home Depot Incorporated	160,840	22,128,367
The TJX Companies Incorporated	242,589	18,174,768

		81,459,623

Consumer Staples: 7.07%

Food & Staples Retailing: 5.16%
CVS Health Corporation	213,791	16,848,869
Sysco Corporation	361,606	18,969,851
Wal-Mart Stores Incorporated	263,512	17,586,791

		53,405,511

Food Products: 1.91%
Pinnacle Foods Incorporated	370,300	19,696,257

Energy: 5.44%

Oil, Gas & Consumable Fuels: 5.44%
Chevron Corporation	174,855	19,470,104
Exxon Mobil Corporation	219,788	18,438,015
Valero Energy Corporation	279,942	18,408,986

		56,317,105

Financials: 17.66%

Banks: 10.83%
Bank of America Corporation	888,739	20,121,051
Citizens Financial Group Incorporated	561,689	20,316,291
Huntington Bancshares Incorporated	1,602,584	21,682,962
JPMorgan Chase & Company	289,097	24,466,279
SunTrust Banks Incorporated	447,619	25,433,712

		112,020,295

Capital Markets: 2.23%
Goldman Sachs Group Incorporated	100,744	23,102,614

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Large Cap Core Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Insurance: 4.60%
Lincoln National Corporation	380,075	$25,658,863
Prudential Financial Incorporated	208,715	21,938,034

		47,596,897

Health Care: 14.10%

Biotechnology: 3.18%
Amgen Incorporated	114,931	18,007,389
Gilead Sciences Incorporated	205,177	14,865,074

		32,872,463

Health Care Providers & Services: 9.16%
Aetna Incorporated	182,688	21,668,624
Centene Corporation †	299,970	18,979,102
Envision Healthcare Corporation †	226,219	15,382,892
HCA Holdings Incorporated †	218,491	17,540,457
UnitedHealth Group Incorporated	130,738	21,192,628

		94,763,703

Pharmaceuticals: 1.76%
Merck & Company Incorporated	294,198	18,237,334

Industrials: 9.74%

Aerospace & Defense: 4.26%
Northrop Grumman Corporation	92,231	21,128,277
Spirit AeroSystems Holdings Incorporated Class A	383,023	23,000,531

		44,128,808

Airlines: 1.81%
Delta Air Lines Incorporated	397,028	18,755,603

Construction & Engineering: 1.86%
EMCOR Group Incorporated	275,693	19,213,045

Machinery: 1.81%
Stanley Black & Decker Incorporated	150,651	18,680,724

Information Technology: 23.25%

Electronic Equipment, Instruments & Components: 3.98%
CDW Corporation of Delaware	441,401	22,736,566
Jabil Circuit Incorporated	769,673	18,456,759

		41,193,325

Internet Software & Services: 1.80%
Alphabet Incorporated Class C †	23,359	18,612,218

IT Services: 1.75%
Accenture plc Class A	158,839	18,086,997

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Large Cap Core Fund	9

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 6.84%
Intel Corporation		501,908	$18,480,253
Linear Technology Corporation		366,911	23,163,091
NVIDIA Corporation		266,325	29,077,364

			70,720,708

Software: 4.50%
Electronic Arts Incorporated †		244,847	20,427,585
Microsoft Corporation		404,782	26,169,156

			46,596,741

Technology Hardware, Storage & Peripherals: 4.38%
Apple Incorporated		193,683	23,503,432
NetApp Incorporated		568,863	21,798,830

			45,302,262

Materials: 5.81%

Chemicals: 3.97%
Air Products & Chemicals Incorporated		138,604	19,371,295
Dow Chemical Company		363,582	21,680,395

			41,051,690

Containers & Packaging: 1.84%
Avery Dennison Corporation		260,949	19,054,496

Real Estate: 1.67%

Equity REITs: 1.67%
Prologis Incorporated		352,432	17,216,303

Total Common Stocks (Cost $834,105,274)			1,026,250,464

	Yield
Short-Term Investments: 1.20%

Investment Companies: 1.20%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.46%	12,392,040	12,392,040

Total Short-Term Investments (Cost $12,392,040)			12,392,040

Total investments in securities (Cost $846,497,314) *	100.40%	1,038,642,504
Other assets and liabilities, net	(0.40)	(4,094,819)

Total net assets	100.00%	$1,034,547,685

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $845,409,475 and unrealized gains (losses) consists of:

Gross unrealized gains	$200,678,673
Gross unrealized losses	(7,445,644)

Net unrealized gains	$193,233,029

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Large Cap Core Fund	Statement of assets and liabilities—January 31, 2017 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $834,105,274)	$1,026,250,464
In affiliated securities, at value (cost $12,392,040)	12,392,040

Total investments, at value (cost $846,497,314)	1,038,642,504
Receivable for Fund shares sold	1,135,287
Receivable for dividends	526,151
Prepaid expenses and other assets	95,648

Total assets	1,040,399,590

Liabilities
Payable for Fund shares redeemed	5,032,649
Management fee payable	507,372
Distribution fees payable	39,579
Administration fees payable	142,005
Accrued expenses and other liabilities	130,300

Total liabilities	5,851,905

Total net assets	$1,034,547,685

NET ASSETS CONSIST OF
Paid-in capital	$883,512,924
Undistributed net investment income	24,940
Accumulated net realized losses on investments	(41,135,369)
Net unrealized gains on investments	192,145,190

Total net assets	$1,034,547,685

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$336,233,405
Shares outstanding – Class A1	20,405,167
Net asset value per share – Class A	$16.48
Maximum offering price per share – Class A2	$17.49
Net assets – Class C	$61,657,414
Shares outstanding – Class C1	3,793,635
Net asset value per share – Class C	$16.25
Net assets – Class R	$30,339
Shares outstanding – Class R1	1,835
Net asset value per share – Class R	$16.53
Net assets – Class R6	$29,878
Shares outstanding – Class R6[1]	1,810
Net asset value per share – Class R6	$16.51
Net assets – Administrator Class	$13,896,225
Shares outstanding – Administrator Class[1]	834,485
Net asset value per share – Administrator Class	$16.65
Net assets – Institutional Class	$622,700,424
Shares outstanding – Institutional Class[1]	37,636,136
Net asset value per share – Institutional Class	$16.55

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2017 (unaudited)	Wells Fargo Large Cap Core Fund	11

Investment income
Dividends	$9,689,922
Income from affiliated securities	15,187
Securities lending income, net	6,436

Total investment income	9,711,545

Expenses
Management fee	3,478,036
Administration fees
Class A	355,450
Class C	68,625
Class R	29
Class R6	123
Administrator Class	24,791
Institutional Class	370,266
Shareholder servicing fees
Class A	423,154
Class C	81,696
Class R	35
Administrator Class	47,160
Distribution fees
Class C	245,088
Class R	35
Custody and accounting fees	18,484
Professional fees	23,489
Registration fees	76,785
Shareholder report expenses	60,977
Trustees’ fees and expenses	11,749
Other fees and expenses	11,243

Total expenses	5,297,215
Less: Fee waivers and/or expense reimbursements	(562,572)

Net expenses	4,734,643

Net investment income	4,976,902

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	10,240,183
Net change in unrealized gains (losses) on investments	78,430,559

Net realized and unrealized gains (losses) on investments	88,670,742

Net increase in net assets resulting from operations	$93,647,644

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Large Cap Core Fund	Statement of changes in net assets

	Six months ended January 31, 2017 (unaudited)		Year ended July 31, 2016

Operations
Net investment income		$4,976,902		$6,674,384
Net realized gains (losses) on investments		10,240,183		(46,422,704)
Net change in unrealized gains (losses) on investments		78,430,559		27,105,014

Net increase (decrease) in net assets resulting from operations		93,647,644		(12,643,306)

Distributions to shareholders from
Net investment income
Class A		(2,565,745)		(1,280,167)
Class R		(172)		(136)[1]
Class R6		(1,269)		(184)[1]
Administrator Class		(3,812)		(617,773)
Institutional Class		(7,464,521)		(732,443)
Net realized gains
Class A		0		(3,571,260)
Class C		0		(613,350)
Class R		0		(222)[1]
Class R6		0		(222)[1]
Administrator Class		0		(908,858)
Institutional Class		0		(831,664)

Total distributions to shareholders		(10,035,519)		(8,556,279)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	767,608	12,206,907	25,918,673	399,364,361
Class C	295,119	4,637,909	2,898,348	42,984,877
Class R	96	1,593	1,706 [1]	25,000 [1]
Class R6	3,027	46,110	171,642 [1]	2,413,783 [1]
Administrator Class	160,335	2,472,755	4,428,450	66,283,791
Institutional Class	19,215,447	298,712,783	25,684,762	381,059,292
Investor Class	N/A	N/A	508,724 [2]	7,701,975 [2]

		318,078,057		899,833,079

Reinvestment of distributions
Class A	149,877	2,451,983	311,622	4,725,942
Class C	0	0	32,452	481,595
Class R	10	172	23 [1]	358 [1]
Class R6	77	1,269	27 [1]	406 [1]
Administrator Class	230	3,794	99,938	1,525,664
Institutional Class	405,841	6,663,907	63,053	966,052

		9,121,125		7,700,017

Payment for shares redeemed
Class A	(4,300,767)	(66,465,780)	(8,578,334)	(125,072,291)
Class C	(1,310,818)	(19,906,297)	(1,521,640)	(21,894,194)
Class R6	(162,026)	(2,459,857)	(10,937)[1]	(158,688)[1]
Administrator Class	(3,139,615)	(49,250,147)	(5,987,164)	(87,751,181)
Institutional Class	(9,079,801)	(142,697,662)	(9,789,487)	(144,146,531)
Investor Class	N/A	N/A	(18,604,700)[2]	(290,535,816)[2]

		(280,779,743)		(669,558,701)

Net asset value of shares issued in acquisition
Institutional Class	0	0	7,161,519	103,887,609

Net increase in net assets resulting from capital share transactions		46,419,439		341,862,004

Total increase in net assets		130,031,564		320,662,419

Net assets
Beginning of period		904,516,121		583,853,702

End of period		$1,034,547,685		$904,516,121

Undistributed net investment income		$24,940		$5,083,557

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Core Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.13	$15.81	$14.30	$12.13	$9.50	$8.75
Net investment income	0.07	0.10	0.06	0.06 [1]	0.07	0.06
Net realized and unrealized gains (losses) on investments	1.40	(0.60)	1.50	2.20	2.64	0.74

Total from investment operations	1.47	(0.50)	1.56	2.26	2.71	0.80
Distributions to shareholders from
Net investment income	(0.12)	(0.05)	(0.05)	(0.09)	(0.08)	(0.05)
Net realized gains	0.00	(0.13)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.12)	(0.18)	(0.05)	(0.09)	(0.08)	(0.05)
Net asset value, end of period	$16.48	$15.13	$15.81	$14.30	$12.13	$9.50
Total return[2]	9.75%	(3.18)%	10.99%	18.58%	28.76%	9.27%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.20%	1.26%	1.29%	1.33%	1.37%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	0.80%	0.80%	0.35%	0.47%	0.75%	0.71%
Supplemental data
Portfolio turnover rate	32%	51%	44%	61%	67%	41%
Net assets, end of period (000s omitted)	$336,233	$359,971	$97,041	$26,685	$15,267	$8,277

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.87	$15.61	$14.17	$12.05	$9.45	$8.71
Net investment income (loss)	0.00 [1,2]	0.00 [1]	(0.06)[1]	(0.01)	(0.00)[2]	(0.00)[2]
Net realized and unrealized gains (losses) on investments	1.38	(0.61)	1.50	2.15	2.62	0.74

Total from investment operations	1.38	(0.61)	1.44	2.14	2.62	0.74
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	(0.02)	0.00
Net realized gains	0.00	(0.13)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.13)	0.00	(0.02)	(0.02)	0.00
Net asset value, end of period	$16.25	$14.87	$15.61	$14.17	$12.05	$9.45
Total return[3]	9.28%	(3.90)%	10.16%	17.73%	27.82%	8.50%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.95%	2.01%	2.04%	2.08%	2.12%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment income (loss)	0.05%	0.02%	(0.38)%	(0.30)%	(0.01)%	(0.04)%
Supplemental data
Portfolio turnover rate	32%	51%	44%	61%	67%	41%
Net assets, end of period (000s omitted)	$61,657	$71,512	$53,076	$8,624	$3,786	$2,041

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Core Fund	15

(For a share outstanding throughout each period)

CLASS R	Six months ended January 31, 2017 (unaudited)	Year ended July 31, 2016[1]
Net asset value, beginning of period	$15.17	$14.66
Net investment income	0.05	0.06
Net realized and unrealized gains (losses) on investments	1.41	0.66

Total from investment operations	1.46	0.72
Distributions to shareholders from
Net investment income	(0.10)	(0.08)
Net realized gains	0.00	(0.13)

Total distributions to shareholders	(0.10)	(0.21)
Net asset value, end of period	$16.53	$15.17
Total return[2]	9.62%	4.90%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.46%
Net expenses	1.39%	1.39%
Net investment income	0.52%	0.52%
Supplemental data
Portfolio turnover rate	32%	51%
Net assets, end of period (000s omitted)	$30	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended January 31, 2017 (unaudited)	Year ended July 31, 2016[1]
Net asset value, beginning of period	$15.24	$14.66
Net investment income	0.13 [2]	0.20
Net realized and unrealized gains (losses) on investments	1.87	0.62

Total from investment operations	2.00	0.82
Distributions to shareholders from
Net investment income	(0.73)	(0.11)
Net realized gains	0.00	(0.13)

Total distributions to shareholders	(0.73)	(0.24)
Net asset value, end of period	$16.51	$15.24
Total return[3]	13.18%	5.57%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.77%
Net expenses	0.68%	0.68%
Net investment income	1.64%	1.31%
Supplemental data
Portfolio turnover rate	32%	51%
Net assets, end of period (000s omitted)	$30	$2,449

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Core Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.18	$15.87	$14.34	$12.16	$9.52	$8.77
Net investment income	0.08 [1]	0.15	0.10	0.09	0.10	0.09
Net realized and unrealized gains (losses) on investments	1.39	(0.62)	1.50	2.20	2.64	0.74

Total from investment operations	1.47	(0.47)	1.60	2.29	2.74	0.83
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.09)	(0.07)	(0.11)	(0.10)	(0.08)
Net realized gains	0.00	(0.13)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.22)	(0.07)	(0.11)	(0.10)	(0.08)
Net asset value, end of period	$16.65	$15.18	$15.87	$14.34	$12.16	$9.52
Total return[3]	9.71%	(2.98)%	11.28%	18.83%	29.12%	9.61%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.12%	1.11%	1.11%	1.14%	1.16%
Net expenses	1.00%	0.96%	0.90%	0.90%	0.89%	0.87%
Net investment income	1.07%	0.95%	0.61%	0.63%	1.00%	0.97%
Supplemental data
Portfolio turnover rate	32%	51%	44%	61%	67%	41%
Net assets, end of period (000s omitted)	$13,896	$57,879	$83,692	$6,849	$1,192	$522

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.23	$15.91	$14.35	$12.16	$9.52	$8.77
Net investment income	0.09 [1]	0.18 [1]	0.14 [1]	0.11 [1]	0.13 [1]	0.12
Net realized and unrealized gains (losses) on investments	1.43	(0.62)	1.50	2.21	2.63	0.73

Total from investment operations	1.52	(0.44)	1.64	2.32	2.76	0.85
Distributions to shareholders from
Net investment income	(0.20)	(0.11)	(0.08)	(0.13)	(0.12)	(0.10)
Net realized gains	0.00	(0.13)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.20)	(0.24)	(0.08)	(0.13)	(0.12)	(0.10)
Net asset value, end of period	$16.55	$15.23	$15.91	$14.35	$12.16	$9.52
Total return[2]	10.00%	(2.75)%	11.51%	19.21%	29.38%	9.88%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.87%	0.84%	0.85%	0.90%	0.94%
Net expenses	0.70%	0.70%	0.66%	0.66%	0.66%	0.66%
Net investment income	1.19%	1.22%	0.86%	0.83%	1.24%	1.19%
Supplemental data
Portfolio turnover rate	32%	51%	44%	61%	67%	41%
Net assets, end of period (000s omitted)	$622,700	$412,678	$63,235	$5,775	$537	$480

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Core Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

20	Wells Fargo Large Cap Core Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of July 31, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2017	Short-term	Long-term
$(309,497)	$(27,516,712)	$(20,816,155)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements (unaudited)	Wells Fargo Large Cap Core Fund	21
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$149,625,365	$0	$0	$149,625,365
Consumer staples	73,101,768	0	0	73,101,768
Energy	56,317,105	0	0	56,317,105
Financials	182,719,806	0	0	182,719,806
Health care	145,873,500	0	0	145,873,500
Industrials	100,778,180	0	0	100,778,180
Information technology	240,512,251	0	0	240,512,251
Materials	60,106,186	0	0	60,106,186
Real estate	17,216,303	0	0	17,216,303

Short-term investments
Investment companies	12,392,040	0	0	12,392,040
Total assets	$1,038,642,504	$0	$0	$1,038,642,504

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2017, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus

22	Wells Fargo Large Cap Core Fund	Notes to financial statements (unaudited)

account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class C shares, 1.39% for Class R shares, 0.68% for Class R6 shares, 1.00% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the year ended January 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $1,025 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,038 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2017, Funds Distributor received $6,648 from the sale of Class A shares and $25 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2017 were $354,866,157 and $319,656,938, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. ACQUISITION

After the close of business on May 20, 2016, the Fund acquired the net assets of Golden Large Cap Core Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Institutional Class shares of Golden Large Cap Core Fund received Institutional Class shares of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the Institutional Class shares of Golden Large Cap Core Fund for 7,161,519 Institutional Class shares of the Fund valued at $103,887,609 at an exchange ratio of

Notes to financial statements (unaudited)	Wells Fargo Large Cap Core Fund	23

0.90. The investment portfolio of Golden Large Cap Core Fund with a fair value of $101,587,245, identified cost of $91,037,630 and unrealized gains of $10,549,615 at May 20, 2016 were the principal assets acquired by the Fund. The aggregate net assets of Golden Large Cap Core Fund and the Fund immediately prior to the acquisition were $103,887,609 and $865,210,261, respectively. The aggregate net assets of the Fund immediately after the acquisition were $969,097,870. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Golden Large Cap Core Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed August 1, 2015, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2016 would have been:

Net investment income	$7,679,055
Net realized and unrealized gains (losses) on investments	$(9,371,087)
Net decrease in net assets resulting from operations	$(1,692,032)

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended January 31, 2017, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

24	Wells Fargo Large Cap Core Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Large Cap Core Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Large Cap Core Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Large Cap Core Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

301460 03-17 SA208/SAR208 01-17

Semi-Annual Report

January 31, 2017

Wells Fargo Large Cap Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Large Cap Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Large Cap Growth Fund for the six-month period that ended January 31, 2017. Despite heightened market volatility, global stocks delivered favorable results overall. U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

In August–September 2016, global stocks delivered generally positive results; bonds’ interest rates remained historically low.

From August into early September 2016, U.S. and international stocks generally trended upward. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields rose, after bottoming in July, as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, anticipation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Large Cap Growth Fund	3

money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into January 2017.

January brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Large Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CPA

Thomas C. Ognar, CFA®

Bruce C. Olson, CFA®

Average annual total returns (%) as of January 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STAFX)	7-30-2010	4.44	9.32	6.70	10.81	10.62	7.33	1.16	1.07
Class C (STOFX)	7-30-2010	8.98	9.79	6.56	9.98	9.79	6.56	1.91	1.82
Class R (STMFX)	6-15-2012	–	–	–	10.52	10.34	7.12	1.41	1.32
Class R4 (SLGRX)	11-30-2012	–	–	–	11.13	10.97	7.56	0.88	0.80
Class R6 (STFFX)	11-30-2012	–	–	–	11.29	11.11	7.63	0.73	0.65
Administrator Class (STDFX)	7-30-2010	–	–	–	10.93	10.75	7.43	1.08	0.95
Institutional Class (STNFX)	7-30-2010	–	–	–	11.16	11.04	7.60	0.83	0.75
Russell 1000® Growth Index[4]	–	–	–	–	17.23	13.93	8.42	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Large Cap Growth Fund	5

Ten largest holdings (%) as of January 31, 2017[5]
Facebook Incorporated Class A	5.67
Amazon.com Incorporated	5.36
Microsoft Corporation	5.03
Alphabet Incorporated Class A	4.19
MasterCard Incorporated Class A	3.03
Dollar Tree Incorporated	3.02
Visa Incorporated Class A	2.94
Alphabet Incorporated Class C	2.83
Celgene Corporation	2.78
The Home Depot Incorporated	2.69

Sector distribution as of January 31, 2017[6]

[1]	Historical performance shown for Class A, Administrator Class, and Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Large Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2016	Ending account value 1-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,012.61	$5.41	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.43	1.07%
Class C
Actual	$1,000.00	$1,008.85	$9.19	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.99	$9.22	1.82%
Class R
Actual	$1,000.00	$1,011.20	$6.67	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.70	1.32%
Class R4
Actual	$1,000.00	$1,013.92	$4.05	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%
Class R6
Actual	$1,000.00	$1,014.71	$3.29	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%
Administrator Class
Actual	$1,000.00	$1,013.06	$4.81	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%
Institutional Class
Actual	$1,000.00	$1,014.31	$3.80	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Large Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.66%

Consumer Discretionary: 20.45%

Hotels, Restaurants & Leisure: 2.05%
Marriott International Incorporated Class A	88,000	$7,444,800
Starbucks Corporation	330,000	18,222,600

		25,667,400

Internet & Direct Marketing Retail: 7.05%
Amazon.com Incorporated †	81,500	67,113,620
The Priceline Group Incorporated †	13,500	21,264,255

		88,377,875

Multiline Retail: 3.02%
Dollar Tree Incorporated †	490,000	37,823,100

Specialty Retail: 6.25%
O’Reilly Automotive Incorporated †	118,000	30,947,860
The Home Depot Incorporated	245,000	33,707,100
Tractor Supply Company	93,000	6,851,310
ULTA Salon Cosmetics & Fragrance Incorporated †	25,000	6,807,000

		78,313,270

Textiles, Apparel & Luxury Goods: 2.08%
Nike Incorporated Class B	329,000	17,404,100
VF Corporation	169,000	8,700,120

		26,104,220

Consumer Staples: 3.70%

Food & Staples Retailing: 1.92%
Costco Wholesale Corporation	147,000	24,100,650

Household Products: 0.51%
Colgate-Palmolive Company	99,000	6,393,420

Personal Products: 1.27%
The Estee Lauder Companies Incorporated Class A	195,000	15,835,950

Energy: 2.66%

Energy Equipment & Services: 0.68%
Schlumberger Limited	102,480	8,578,601

Oil, Gas & Consumable Fuels: 1.98%
Concho Resources Incorporated †	137,000	19,103,280
EOG Resources Incorporated	56,000	5,688,480

		24,791,760

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Large Cap Growth Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Financials: 2.08%

Capital Markets: 2.08%
Morgan Stanley	176,000	$7,478,240
The Charles Schwab Corporation	450,000	18,558,000

		26,036,240

Health Care: 12.69%

Biotechnology: 9.28%
Alexion Pharmaceuticals Incorporated †	57,000	7,448,760
Amgen Incorporated	98,000	15,354,640
BioMarin Pharmaceutical Incorporated †	204,000	17,876,520
Celgene Corporation †	300,000	34,845,000
Incyte Corporation †	115,460	13,994,907
Regeneron Pharmaceuticals Incorporated †	25,850	9,287,647
Tesaro Incorporated †«	43,000	7,002,120
Vertex Pharmaceuticals Incorporated †	122,000	10,476,140

		116,285,734

Health Care Equipment & Supplies: 1.91%
Boston Scientific Corporation †	161,000	3,873,660
Danaher Corporation	161,930	13,589,166
Edwards Lifesciences Corporation †	67,000	6,448,080

		23,910,906

Pharmaceuticals: 1.50%
Zoetis Incorporated	342,000	18,789,480

Industrials: 9.55%

Aerospace & Defense: 1.14%
The Boeing Company	87,000	14,217,540

Air Freight & Logistics: 0.80%
FedEx Corporation	53,000	10,022,830

Airlines: 0.21%
Southwest Airlines Company	49,313	2,579,563

Building Products: 0.52%
Johnson Controls International plc	149,000	6,553,020

Commercial Services & Supplies: 0.53%
KAR Auction Services Incorporated	147,000	6,695,850

Electrical Equipment: 0.99%
Rockwell Automation Incorporated	84,000	12,431,160

Industrial Conglomerates: 1.48%
3M Company	106,000	18,530,920

Machinery: 0.57%
Fortive Corporation	129,960	7,188,088

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Large Cap Growth Fund	9

Security name	Shares	Value

Road & Rail: 3.31%
CSX Corporation	57,000	$2,644,230
Norfolk Southern Corporation	70,000	8,222,200
Union Pacific Corporation	287,440	30,635,355

		41,501,785

Information Technology: 43.58%

Internet Software & Services: 14.38%
Akamai Technologies Incorporated †	82,000	5,624,380
Alphabet Incorporated Class A †	64,000	52,492,160
Alphabet Incorporated Class C †	44,500	35,457,155
eBay Incorporated †	490,000	15,596,700
Facebook Incorporated Class A †	545,000	71,024,400

		180,194,795

IT Services: 9.26%
Accenture plc Class A	95,410	10,864,337
FleetCor Technologies Incorporated †	85,000	12,536,650
MasterCard Incorporated Class A	357,000	37,959,810
PayPal Holdings Incorporated †	450,360	17,915,321
Visa Incorporated Class A	445,000	36,805,950

		116,082,068

Semiconductors & Semiconductor Equipment: 7.66%
Broadcom Limited	152,000	30,323,998
Microchip Technology Incorporated	370,000	24,919,500
NVIDIA Corporation	58,000	6,332,440
QUALCOMM Incorporated	111,450	5,954,774
Texas Instruments Incorporated	376,260	28,422,680

		95,953,392

Software: 11.24%
Adobe Systems Incorporated †	179,700	20,374,386
CDK Global Incorporated	102,000	6,380,100
Microsoft Corporation	975,000	63,033,750
Salesforce.com Incorporated †	228,700	18,090,170
ServiceNow Incorporated †	169,810	15,388,182
Splunk Incorporated †	304,170	17,599,276

		140,865,864

Technology Hardware, Storage & Peripherals: 1.04%
Apple Incorporated	107,200	13,008,720

Materials: 3.95%

Chemicals: 3.95%
Ecolab Incorporated	215,000	25,827,950
Praxair Incorporated	200,320	23,725,901

		49,553,851

Total Common Stocks (Cost $758,832,019)		1,236,388,052

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Large Cap Growth Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 1.43%

Investment Companies: 1.43%
Securities Lending Cash Investment LLC (l)(r)(u)	0.86%	424,648	$424,691
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.46	17,512,763	17,512,763

Total Short-Term Investments (Cost $17,937,415)			17,937,454

Total investments in securities (Cost $776,769,434) *	100.09%	1,254,325,506
Other assets and liabilities, net	(0.09)	(1,151,909)

Total net assets	100.00%	$1,253,173,597

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $776,718,925 and unrealized gains (losses) consists of:

Gross unrealized gains	$484,762,404
Gross unrealized losses	(7,155,823)

Net unrealized gains	$477,606,581

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2017 (unaudited)	Wells Fargo Large Cap Growth Fund	11

Assets
Investments
In unaffiliated securities (including $414,288 of securities loaned), at value (cost $758,832,019)	$1,236,388,052
In affiliated securities, at value (cost $17,937,415)	17,937,454

Total investments, at value (cost $776,769,434)	1,254,325,506
Receivable for investments sold	5,889,719
Receivable for Fund shares sold	1,025,733
Receivable for dividends	409,526
Receivable for securities lending income	1,830
Prepaid expenses and other assets	58,899

Total assets	1,261,711,213

Liabilities
Payable for investments purchased	5,556,739
Payable for Fund shares redeemed	1,517,454
Payable upon receipt of securities loaned	423,225
Management fee payable	620,867
Distribution fees payable	11,557
Administration fees payable	151,094
Accrued expenses and other liabilities	256,680

Total liabilities	8,537,616

Total net assets	$1,253,173,597

NET ASSETS CONSIST OF
Paid-in capital	$753,536,524
Overdistributed net investment income	(471,102)
Accumulated net realized gains on investments	22,552,103
Net unrealized gains on investments	477,556,072

Total net assets	$1,253,173,597

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$512,248,813
Shares outstanding – Class A1	11,571,429
Net asset value per share – Class A	$44.27
Maximum offering price per share – Class A2	$46.97
Net assets – Class C	$15,569,455
Shares outstanding – Class C1	371,517
Net asset value per share – Class C	$41.91
Net assets – Class R	$6,764,465
Shares outstanding – Class R1	154,984
Net asset value per share – Class R	$43.65
Net assets – Class R4	$8,852,275
Share outstanding – Class R4[1]	197,023
Net asset value per share – Class R4	$44.93
Net assets – Class R6	$274,999,748
Shares outstanding – Class R6[1]	6,101,410
Net asset value per share – Class R6	$45.07
Net assets – Administrator Class	$203,921,261
Shares outstanding – Administrator Class[1]	4,576,900
Net asset value per share – Administrator Class	$44.55
Net assets – Institutional Class	$230,817,580
Shares outstanding – Institutional Class[1]	5,130,395
Net asset value per share – Institutional Class	$44.99

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Large Cap Growth Fund	Statement of operations—six months ended January 31, 2017 (unaudited)

Investment income
Dividends	$6,296,060
Securities lending income, net	93,034
Income from affiliated securities	20,348

Total investment income	6,409,442

Expenses
Management fee	4,477,616
Administration fees
Class A	573,430
Class C	17,953
Class R	7,756
Class R4	3,417
Class R6	42,094
Administrator Class	142,237
Institutional Class	156,622
Shareholder servicing fees
Class A	682,655
Class C	21,373
Class R	9,234
Class R4	4,271
Administrator Class	273,290
Distribution fees
Class C	64,119
Class R	9,234
Custody and accounting fees	22,038
Professional fees	21,557
Registration fees	58,492
Shareholder report expenses	39,533
Trustees’ fees and expenses	2,340
Other fees and expenses	13,348

Total expenses	6,642,609
Less: Fee waivers and/or expense reimbursements	(627,278)

Net expenses	6,015,331

Net investment income	394,111

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	54,066,667
Affiliated securities	1,427

Net realized gains on investments	54,068,094

Net change in unrealized gains (losses) on:
Unaffiliated securities	(39,715,243)
Affiiliated securities	39

Net change in unrealized gains (losses) on investments	(39,715,204)

Net realized and unrealized gains (losses) on investments	14,352,890

Net increase in net assets resulting from operations	$14,747,001

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Large Cap Growth Fund	13

	Six months ended January 31, 2017 (unaudited)		Year ended July 31, 2016

Operations
Net investment income		$394,111		$2,363,745
Net realized gains on investments		54,068,094		44,634,435
Net change in unrealized gains (losses) on investments		(39,715,204)		(80,144,617)

Net increase (decrease) in net assets resulting from operations		14,747,001		(33,146,437)

Distributions to shareholders from
Net investment income
Class A		0		(8,533)
Class R4		(9,195)		(26,255)
Class R6		(472,646)		(542,444)
Administrator Class		(63,610)		(399,214)
Institutional Class		(294,392)		(2,359,767)
Net realized gains
Class A		(26,874,841)		(33,357,991)
Class C		(872,051)		(1,130,136)
Class R		(365,902)		(642,814)
Class R4		(424,319)		(366,120)
Class R6		(13,853,634)		(5,970,675)
Administrator Class		(10,174,259)		(12,858,667)
Institutional Class		(11,729,550)		(26,507,074)

Total distributions to shareholders		(65,134,399)		(84,169,690)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	232,072	10,332,690	10,423,557	507,133,935
Class C	20,308	852,468	94,075	4,156,298
Class R	41,413	1,808,346	93,883	4,246,909
Class R4	13,937	634,422	47,194	2,095,908
Class R6	1,541,188	72,388,287	2,853,291	127,876,221
Administrator Class	322,179	14,418,291	871,378	39,477,413
Institutional Class	416,424	19,050,252	1,620,978	73,346,308
Investor Class	N/A	N/A	88,699 [1]	4,159,389 [1]

		119,484,756		762,492,381

Reinvestment of distributions
Class A	579,132	25,111,167	689,341	31,248,057
Class C	17,868	734,193	21,233	921,496
Class R	934	39,944	5,901	264,733
Class R4	9,844	433,514	8,508	392,375
Class R6	324,173	14,326,280	140,783	6,513,119
Administrator Class	234,472	10,234,532	290,191	13,252,210
Institutional Class	204,593	9,023,692	541,392	25,023,933

		59,903,322		77,615,923

Payment for shares redeemed
Class A	(1,759,583)	(78,200,772)	(2,316,847)	(103,461,789)
Class C	(96,842)	(4,116,455)	(164,112)	(7,122,729)
Class R	(67,985)	(2,994,056)	(165,274)	(7,268,281)
Class R4	(6,679)	(304,256)	(19,211)	(894,912)
Class R6	(586,998)	(26,664,357)	(509,940)	(23,062,787)
Administrator Class	(1,109,296)	(50,266,095)	(1,299,777)	(59,103,069)
Institutional Class	(2,257,640)	(104,969,603)	(6,030,432)	(274,102,744)
Investor Class	N/A	N/A	(9,823,525)[1]	(479,180,351)[1]

		(267,515,594)		(954,196,662)

Net decrease in net assets resulting from capital share transactions		(88,127,516)		(114,088,358)

Total decrease in net assets		(138,514,914)		(231,404,485)

Net assets
Beginning of period		1,391,688,511		1,623,092,996

End of period		$1,253,173,597		$1,391,688,511

Overdistributed net investment income		$(471,102)		$(25,370)

[1]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$46.05	$49.55	$45.30	$39.73	$32.92	$31.62
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.01)[1]	(0.06)	0.04	(0.12)[1]
Net realized and unrealized gains (losses) on investments	0.55	(0.92)	6.33	7.01	6.81	1.42

Total from investment operations	0.53	(0.95)	6.32	6.95	6.85	1.30
Distributions to shareholders from
Net investment income	0.00	(0.00)[2]	0.00	0.00	(0.04)	0.00
Net realized gains	(2.31)	(2.55)	(2.07)	(1.38)	0.00	0.00

Total distributions to shareholders	(2.31)	(2.55)	(2.07)	(1.38)	(0.04)	0.00
Net asset value, end of period	$44.27	$46.05	$49.55	$45.30	$39.73	$32.92
Total return[3]	1.26%	(1.83)%	14.35%	17.69%	20.84%	4.08%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.16%	1.20%	1.22%	1.23%	1.24%
Net expenses	1.07%	1.07%	1.07%	1.07%	1.07%	1.10%
Net investment income (loss)	(0.10)%	(0.06)%	(0.02)%	(0.17)%	0.09%	(0.37)%
Supplemental data
Portfolio turnover rate	31%	31%	26%	35%	57%	46%
Net assets, end of period (000s omitted)	$512,249	$576,502	$184,504	$212,273	$131,616	$75,149

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$43.88	$47.68	$43.99	$38.90	$32.43	$31.38
Net investment loss	(0.18)[1]	(0.32)[1]	(0.42)	(0.33)	(0.20)	(0.37)[1]
Net realized and unrealized gains (losses) on investments	0.52	(0.93)	6.18	6.80	6.67	1.42

Total from investment operations	0.34	(1.25)	5.76	6.47	6.47	1.05
Distributions to shareholders from
Net realized gains	(2.31)	(2.55)	(2.07)	(1.38)	0.00	0.00
Net asset value, end of period	$41.91	$43.88	$47.68	$43.99	$38.90	$32.43
Total return[2]	0.89%	(2.56)%	13.47%	16.81%	19.95%	3.31%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.91%	1.95%	1.97%	1.98%	1.99%
Net expenses	1.82%	1.82%	1.82%	1.82%	1.82%	1.84%
Net investment loss	(0.85)%	(0.75)%	(0.77)%	(0.89)%	(0.65)%	(1.16)%
Supplemental data
Portfolio turnover rate	31%	31%	26%	35%	57%	46%
Net assets, end of period (000s omitted)	$15,569	$18,877	$22,839	$22,767	$17,748	$11,829

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS R		2016	2015	2014	2013	2012[1]
Net asset value, beginning of period	$45.50	$49.11	$45.03	$39.59	$32.86	$32.91
Net investment loss	(0.08)[2]	(0.10)[2]	(0.16)	(0.15)	(0.06)[2]	(0.05)[2]
Net realized and unrealized gains (losses) on investments	0.54	(0.96)	6.31	6.97	6.80	0.00 [3]

Total from investment operations	0.46	(1.06)	6.15	6.82	6.74	(0.05)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)	0.00
Net realized gains	(2.31)	(2.55)	(2.07)	(1.38)	0.00	0.00

Total distributions to shareholders	(2.31)	(2.55)	(2.07)	(1.38)	(0.01)	0.00
Net asset value, end of period	$43.65	$45.50	$49.11	$45.03	$39.59	$32.86
Total return[4]	1.12%	(2.08)%	14.05%	17.42%	20.53%	(0.15)%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.41%	1.45%	1.47%	1.47%	1.47%
Net expenses	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Net investment loss	(0.35)%	(0.23)%	(0.28)%	(0.41)%	(0.16)%	(0.95)%
Supplemental data
Portfolio turnover rate	31%	31%	26%	35%	57%	46%
Net assets, end of period (000s omitted)	$6,764	$8,218	$12,086	$12,295	$8,149	$5,065

[1]	For the period from June 15, 2012 (commencement of class operations) to July 31, 2012

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS R4		2016	2015	2014	2013[1]
Net asset value, beginning of period	$46.69	$50.23	$45.76	$40.05	$34.26
Net investment income	0.04	0.13	0.07	0.08	0.09
Net realized and unrealized gains (losses) on investments	0.56	(0.95)	6.47	7.11	5.81

Total from investment operations	0.60	(0.82)	6.54	7.19	5.90
Distributions to shareholders from
Net investment income	(0.05)	(0.17)	0.00	(0.10)	(0.11)
Net realized gains	(2.31)	(2.55)	(2.07)	(1.38)	0.00

Total distributions to shareholders	(2.36)	(2.72)	(2.07)	(1.48)	(0.11)
Net asset value, end of period	$44.93	$46.69	$50.23	$45.76	$40.05
Total return[2]	1.39%	(1.54)%	14.69%	18.07%	17.37%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.88%	0.87%	0.89%	0.87%
Net expenses	0.80%	0.78%	0.75%	0.75%	0.75%
Net investment income	0.16%	0.27%	0.17%	0.17%	0.39%
Supplemental data
Portfolio turnover rate	31%	31%	26%	35%	57%
Net assets, end of period (000s omitted)	$8,852	$8,400	$7,205	$2,129	$12

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS R6		2016	2015	2014	2013[1]
Net asset value, beginning of period	$46.82	$50.34	$45.82	$40.11	$34.26
Net investment income	0.07	0.22	0.07 [2]	0.12	0.15
Net realized and unrealized gains (losses) on investments	0.57	(0.97)	6.56	7.11	5.82

Total from investment operations	0.64	(0.75)	6.63	7.23	5.97
Distributions to shareholders from
Net investment income	(0.08)	(0.22)	(0.04)	(0.14)	(0.12)
Net realized gains	(2.31)	(2.55)	(2.07)	(1.38)	0.00

Total distributions to shareholders	(2.39)	(2.77)	(2.11)	(1.52)	(0.12)
Net asset value, end of period	$45.07	$46.82	$50.34	$45.82	$40.11
Total return[3]	1.47%	(1.39)%	14.88%	18.25%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.72%	0.74%	0.75%
Net expenses	0.65%	0.64%	0.60%	0.60%	0.60%
Net investment income	0.32%	0.39%	0.13%	0.29%	0.26%
Supplemental data
Portfolio turnover rate	31%	31%	26%	35%	57%
Net assets, end of period (000s omitted)	$275,000	$225,805	$117,741	$5,942	$2,278

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$46.32	$49.84	$45.50	$39.86	$33.02	$31.67
Net investment income (loss)	0.01	0.05	0.05	(0.01)	0.09 [1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	0.54	(0.94)	6.36	7.04	6.83	1.41

Total from investment operations	0.55	(0.89)	6.41	7.03	6.92	1.35
Distributions to shareholders from
Net investment income	(0.01)	(0.08)	0.00	(0.01)	(0.08)	0.00
Net realized gains	(2.31)	(2.55)	(2.07)	(1.38)	0.00	0.00

Total distributions to shareholders	(2.32)	(2.63)	(2.07)	(1.39)	(0.08)	0.00
Net asset value, end of period	$44.55	$46.32	$49.84	$45.50	$39.86	$33.02
Total return[2]	1.31%	(1.71)%	14.48%	17.84%	21.00%	4.26%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.08%	1.05%	1.06%	1.07%	1.08%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	0.03%	0.12%	0.10%	(0.02)%	0.24%	(0.17)%
Supplemental data
Portfolio turnover rate	31%	31%	26%	35%	57%	46%
Net assets, end of period (000s omitted)	$203,921	$237,577	$262,535	$245,364	$208,053	$75,099

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$46.74	$50.30	$45.80	$40.11	$33.16	$31.73
Net investment income (loss)	0.05 [1]	0.17 [1]	0.19 [1]	0.11	0.20	(0.08)[1]
Net realized and unrealized gains (losses) on investments	0.57	(0.96)	6.41	7.09	6.86	1.51

Total from investment operations	0.62	(0.79)	6.60	7.20	7.06	1.43
Distributions to shareholders from
Net investment income	(0.06)	(0.22)	(0.03)	(0.13)	(0.11)	0.00
Net realized gains	(2.31)	(2.55)	(2.07)	(1.38)	0.00	0.00

Total distributions to shareholders	(2.37)	(2.77)	(2.10)	(1.51)	(0.11)	0.00
Net asset value, end of period	$44.99	$46.74	$50.30	$45.80	$40.11	$33.16
Total return[2]	1.43%	(1.49)%	14.82%	18.16%	21.34%	4.47%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.78%	0.79%	0.79%	0.80%
Net expenses	0.75%	0.71%	0.65%	0.65%	0.69%	0.75%
Net investment income (loss)	0.22%	0.37%	0.40%	0.28%	0.53%	(0.25)%
Supplemental data
Portfolio turnover rate	31%	31%	26%	35%	57%	46%
Net assets, end of period (000s omitted)	$230,818	$316,310	$534,975	$596,006	$508,853	$601,684

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

22	Wells Fargo Large Cap Growth Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Growth Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$256,285,865	$0	$0	$256,285,865
Consumer staples	46,330,020	0	0	46,330,020
Energy	33,370,361	0	0	33,370,361
Financials	26,036,240	0	0	26,036,240
Health care	158,986,120	0	0	158,986,120
Industrials	119,720,756	0	0	119,720,756
Information technology	546,104,839	0	0	546,104,839
Materials	49,553,851	0	0	49,553,851

Short-term investments
Investment companies	17,512,763	0	0	17,512,763
Investments measured at net asset value*				424,691
Total assets	$1,253,900,815	$0	$0	$1,254,325,506

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $424,691 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2017, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class, Institutional Class	0.13

24	Wells Fargo Large Cap Growth Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.07% for Class A shares, 1.82% for Class C shares, 1.32% for Class R shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended January 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $18,379 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $10,238 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2017, Funds Distributor received $2,602 from the sale of Class A shares and $24 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2017 were $395,191,247 and $545,826,910, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended January 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Growth Fund	25

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

26	Wells Fargo Large Cap Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Large Cap Growth Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Large Cap Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Large Cap Growth Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

301461 03-17 SA209/SAR209 01-17

Semi-Annual Report

January 31, 2017

Wells Fargo Large Company Value Fund

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The views expressed and any forward-looking statements are as of January 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Large Company Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Large Company Value Fund for the six-month period that ended January 31, 2017. Despite heightened market volatility, global stocks delivered favorable results overall. U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

In August–September 2016, global stocks delivered generally positive results; bonds’ interest rates remained historically low.

From August into early September 2016, U.S. and international stocks generally trended upward. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields rose, after bottoming in July, as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, anticipation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Large Company Value Fund	3

money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into January 2017.

January brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Large Company Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Analytic Investors, LLC*

Portfolio managers*

Dennis Bein, CFA®

Ryan Brown, CFA®

Hariandra de Silva, Ph.D., CFA®

Average annual total returns (%) as of January 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WLCAX)	3-31-2008	14.78	10.15	4.28	21.74	11.45	4.90	0.94	0.83
Class C (WFLVX)	3-31-2008	19.83	10.65	4.14	20.83	10.65	4.14	1.69	1.58
Administrator Class (WWIDX)	12-31-2001	–	–	–	21.82	11.71	5.18	0.86	0.75
Institutional Class (WLCIX)	3-31-2008	–	–	–	22.22	11.98	5.39	0.61	0.50
Russell 1000® Value Index[4]	–	–	–	–	24.62	14.11	5.66	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Large Company Value Fund	5

Ten largest holdings (%) as of January 31, 2017[5]
Johnson & Johnson	4.29
JPMorgan Chase & Company	3.78
Bank of America Corporation	3.75
Cisco Systems Incorporated	3.37
Citigroup Incorporated	3.37
Merck & Company Incorporated	3.17
Wal-Mart Stores Incorporated	2.90
Verizon Communications Incorporated	2.86
US Bancorp	2.75
United Technologies Corporation	2.74

Sector distribution as of January 31, 2017[6]

*	The subadviser and portfolio managers began management of the Fund effective February 1, 2017.

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the former Investor Class shares). If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to March 21, 2008 does not reflect the Fund’s current investment objective and strategies.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Large Company Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2016	Ending account value 1-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,081.06	$5.75	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Class C
Actual	$1,000.00	$1,077.22	$9.66	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.37	1.85%
Administrator Class
Actual	$1,000.00	$1,081.68	$5.13	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Institutional Class
Actual	$1,000.00	$1,083.56	$3.93	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Large Company Value Fund	7

Security name	Shares	Value

Common Stocks: 98.79%

Consumer Discretionary: 5.25%

Media: 1.37%
Tegna Incorporated	68,300	$1,564,753
Time Warner Incorporated	20,200	1,956,370

		3,521,123

Multiline Retail: 1.47%
Big Lots Incorporated	18,680	934,000
Macy’s Incorporated	1,190	35,153
Target Corporation	43,240	2,788,115

		3,757,268

Specialty Retail: 2.41%
Best Buy Company Incorporated	90,610	4,033,957
GameStop Corporation Class A	20,400	499,596
Office Depot Incorporated	133,060	592,117
Williams-Sonoma Incorporated	21,450	1,034,105

		6,159,775

Consumer Staples: 8.74%

Beverages: 2.15%
PepsiCo Incorporated	52,990	5,499,302

Food & Staples Retailing: 3.15%
SpartanNash Company	13,550	513,003
Wal-Mart Stores Incorporated	111,140	7,417,484
Walgreens Boots Alliance Incorporated	1,470	120,452

		8,050,939

Food Products: 2.40%
Archer Daniels Midland Company	38,030	1,683,208
Bunge Limited	720	49,831
ConAgra Foods Incorporated	47,070	1,839,966
Darling Ingredients Incorporated †	31,490	377,880
Ingredion Incorporated	17,180	2,202,304

		6,153,189

Household Products: 0.64%
The Procter & Gamble Company	18,720	1,639,872

Tobacco: 0.40%
Altria Group Incorporated	14,520	1,033,534

Energy: 11.33%

Energy Equipment & Services: 1.35%
Schlumberger Limited	34,800	2,913,108
Unit Corporation †	21,270	553,020

		3,466,128

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Large Company Value Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 9.98%
ConocoPhillips	128,680	$6,274,437
EOG Resources Incorporated	26,790	2,721,328
Exxon Mobil Corporation	35,870	3,009,134
Marathon Oil Corporation	11,080	185,590
Marathon Petroleum Corporation	105,760	5,081,768
Phillips 66 Company	70,150	5,725,643
Valero Energy Corporation	8,800	578,688
Western Refining Incorporated	4,240	148,442
World Fuel Services Corporation	23,500	1,045,280
WPX Energy Incorporated †	54,240	755,563

		25,525,873

Financials: 27.35%

Banks: 13.74%
Bank of America Corporation	424,410	9,608,642
Citigroup Incorporated	154,620	8,632,435
First Merchants Corporation	4,840	185,517
JPMorgan Chase & Company	114,290	9,672,363
US Bancorp	133,890	7,049,309

		35,148,266

Capital Markets: 1.80%
Bank of New York Mellon Corporation	97,060	4,341,494
BGC Partners Incorporated	21,290	235,680
Franklin Resources Incorporated	880	34,971

		4,612,145

Consumer Finance: 4.55%
Discover Financial Services	40,000	2,771,200
Navient Corporation	154,130	2,318,115
Santander Consumer USA Holdings Incorporated †	59,910	792,010
Synchrony Financial	161,070	5,769,527

		11,650,852

Diversified Financial Services: 1.38%
Berkshire Hathaway Incorporated Class B †	21,510	3,530,651

Insurance: 3.66%
Assured Guaranty Limited	51,480	2,003,087
Old Republic International Corporation	155,870	3,242,096
The Allstate Corporation	41,470	3,118,959
The Hartford Financial Services Group Incorporated	20,580	1,002,452

		9,366,594

Thrifts & Mortgage Finance: 2.22%
MGIC Investment Corporation †	239,540	2,551,101
Radian Group Incorporated	169,720	3,122,848

		5,673,949

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Large Company Value Fund	9

Security name	Shares	Value

Health Care: 11.51%

Biotechnology: 2.46%
Amgen Incorporated	19,430	$3,044,292
Biogen Incorporated	190	52,676
Gilead Sciences Incorporated	44,200	3,202,290

		6,299,258

Pharmaceuticals: 9.05%
Johnson & Johnson	96,870	10,970,528
Merck & Company Incorporated	131,010	8,121,310
Pfizer Incorporated	128,400	4,074,132

		23,165,970

Industrials: 9.91%

Aerospace & Defense: 4.08%
Arconic Incorporated	8,380	190,980
Spirit AeroSystems Holdings Incorporated Class A	53,450	3,209,673
Textron Incorporated	880	41,686
United Technologies Corporation	63,820	6,999,139

		10,441,478

Air Freight & Logistics: 0.12%
FedEx Corporation	1,610	304,467

Commercial Services & Supplies: 1.17%
Deluxe Corporation	14,380	1,047,583
HNI Corporation	16,730	843,359
Steelcase Incorporated Class A	66,070	1,109,976

		3,000,918

Electrical Equipment: 1.02%
Eaton Corporation plc	18,160	1,285,365
EnerSys	17,150	1,336,843

		2,622,208

Industrial Conglomerates: 2.01%
3M Company	4,630	809,417
Carlisle Companies Incorporated	1,970	214,947
Honeywell International Incorporated	34,700	4,105,704

		5,130,068

Professional Services: 1.00%
Manpower Incorporated	26,830	2,561,192

Trading Companies & Distributors: 0.51%
HD Supply Holdings Incorporated †	30,630	1,295,649

Information Technology: 9.26%

Communications Equipment: 3.38%
Cisco Systems Incorporated	281,130	8,636,314

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Large Company Value Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 0.24%
Avnet Incorporated	13,100	$608,364

IT Services: 0.16%
Booz Allen Hamilton Holding Corporation	12,330	417,001

Semiconductors & Semiconductor Equipment: 2.61%
Intel Corporation	181,170	6,670,679

Software: 2.87%
CA Incorporated	34,130	1,067,245
Oracle Corporation	156,720	6,286,039

		7,353,284

Materials: 2.45%

Chemicals: 0.36%
PolyOne Corporation	25,730	877,650
Stepan Company	570	44,523

		922,173

Containers & Packaging: 0.79%
Graphic Packaging Holding Company	161,450	2,019,740

Metals & Mining: 1.30%
Compass Minerals International Incorporated	14,160	1,183,776
Southern Copper Corporation	38,820	1,489,135
Tahoe Resources Incorporated	71,600	654,424

		3,327,335

Real Estate: 2.35%

Real Estate Management & Development: 2.35%
CBRE Group Incorporated Class A †	90,940	2,760,938
Jones Lang LaSalle Incorporated	10,640	1,096,239
Realogy Holdings Corporation	83,230	2,156,489

		6,013,666

Telecommunication Services: 3.34%

Diversified Telecommunication Services: 2.86%
Verizon Communications Incorporated	149,510	7,327,485

Wireless Telecommunication Services: 0.48%
Telephone & Data Systems Incorporated	39,770	1,218,951

Utilities: 7.30%

Electric Utilities: 4.06%
American Electric Power Company Incorporated	60,440	3,871,786
Avangrid Incorporated	45,400	1,761,520
Hawaiian Electric Industries Incorporated	20,630	690,692
PG&E Corporation	9,980	617,662

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Large Company Value Fund	11

Security name		Shares	Value

Electric Utilities (continued)
Pinnacle West Capital Corporation		21,060	$1,634,888
PPL Corporation		50,310	1,752,800
Xcel Energy Incorporated		1,300	53,716

			10,383,064

Gas Utilities: 0.29%
UGI Corporation		15,970	740,529

Multi-Utilities: 2.95%
CMS Energy Corporation		77,960	3,321,096
DTE Energy Company		9,560	942,998
MDU Resources Group Incorporated		48,200	1,414,670
Public Service Enterprise Group Incorporated		42,160	1,865,580

			7,544,344

Total Common Stocks (Cost $234,670,479)			252,793,597

	Yield
Short-Term Investments: 1.51%

Investment Companies: 1.51%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.46%	3,874,036	3,874,036

Total Short-Term Investments (Cost $3,874,036)			3,874,036

Total investments in securities (Cost $238,544,515) *	100.30%	256,667,633
Other assets and liabilities, net	(0.30)	(766,900)

Total net assets	100.00%	$255,900,733

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $241,560,029 and unrealized gains (losses) consists of:

Gross unrealized gains	$19,764,141
Gross unrealized losses	(4,656,537)

Net unrealized gains	$15,107,604

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Large Company Value Fund	Statement of assets and liabilities—January 31, 2017 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $234,670,479)	$252,793,597
In affiliated securities, at value (cost $3,874,036)	3,874,036

Total investments, at value (cost $238,544,515)	256,667,633
Receivable for investments sold	47,588,530
Receivable for Fund shares sold	8,760
Receivable for dividends	259,569
Receivable for securities lending income	2,267
Prepaid expenses and other assets	36,837

Total assets	304,563,596

Liabilities
Payable for investments purchased	45,150,202
Payable for Fund shares redeemed	422,163
Due to custodian bank	2,827,093
Management fee payable	122,572
Distribution fee payable	2,332
Administration fees payable	43,711
Accrued expenses and other liabilities	94,790

Total liabilities	48,662,863

Total net assets	$255,900,733

NET ASSETS CONSIST OF
Paid-in capital	$196,719,026
Undistributed net investment income	47,213
Accumulated net realized gains on investments	41,011,376
Net unrealized gains on investments	18,123,118

Total net assets	$255,900,733

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$220,913,646
Shares outstanding – Class A1	14,076,947
Net asset value per share – Class A	$15.69
Maximum offering price per share – Class A2	$16.65
Net assets – Class C	$3,562,011
Shares outstanding – Class C1	222,245
Net asset value per share – Class C	$16.03
Net assets – Administrator Class	$20,470,212
Shares outstanding – Administrator Class[1]	1,295,401
Net asset value per share – Administrator Class	$15.80
Net assets – Institutional Class	$10,954,864
Shares outstanding – Institutional Class[1]	693,986
Net asset value per share – Institutional Class	$15.79

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2017 (unaudited)	Wells Fargo Large Company Value Fund	13

Investment income
Dividends	$2,584,617
Securities lending income, net	23,513
Income from affiliated securities	8,449

Total investment income	2,616,579

Expenses
Management fee	892,767
Administration fees
Class A	229,664
Class C	3,748
Administrator Class	14,651
Institutional Class	6,655
Shareholder servicing fees
Class A	273,410
Class C	4,462
Administrator Class	27,966
Distribution fee
Class C	13,387
Custody and accounting fees	6,359
Professional fees	20,376
Registration fees	36,714
Shareholder report expenses	20,880
Trustees’ fees and expenses	7,952
Other fees and expenses	4,858

Total expenses	1,563,849
Less: Fee waivers and/or expense reimbursements	(179,004)

Net expenses	1,384,845

Net investment income	1,231,734

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	48,408,790
Affiliated securities	388

Net realized gains on investments	48,409,178

Net change in unrealized gains (losses) on investments	(29,864,149)

Net realized and unrealized gains (losses) on investments	18,545,029

Net increase in net assets resulting from operations	$19,776,763

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Large Company Value Fund	Statement of changes in net assets

	Six months ended January 31, 2017 (unaudited)		Year ended July 31, 2016

Operations
Net investment income		$1,231,734		$3,028,994
Net realized gains (losses) on investments		48,409,178		(969,698)
Net change in unrealized gains (losses) on investments		(29,864,149)		(5,958,734)

Net increase (decrease) in net assets resulting from operations		19,776,763		(3,899,438)

Distributions to shareholders from
Net investment income
Class A		(993,160)		(2,264,793)
Class C		(4,536)		(13,093)
Administrator Class		(110,553)		(337,098)
Institutional Class		(64,417)		(111,852)
Investor Class		N/A		(248,226)[1]
Net realized gains
Class A		0		(16,632,476)
Class C		0		(275,850)
Administrator Class		0		(1,889,643)
Institutional Class		0		(642,971)

Total distributions to shareholders		(1,172,666)		(22,416,002)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	101,904	1,522,334	8,907,108	138,160,256
Class C	4,001	61,463	31,550	457,515
Administrator Class	11,729	174,615	71,607	1,041,380
Institutional Class	143,074	2,169,104	547,916	8,310,962
Investor Class	N/A	N/A	32,361 [1]	501,302 [1]

		3,927,516		148,471,415

Reinvestment of distributions
Class A	64,054	961,837	1,321,571	18,357,171
Class C	267	4,004	18,165	257,417
Administrator Class	6,459	97,409	143,421	2,009,265
Institutional Class	4,071	61,827	50,313	702,990
Investor Class	N/A	N/A	15,819 [1]	239,184 [1]

		1,125,077		21,566,027

Payment for shares redeemed
Class A	(1,106,509)	(16,490,143)	(1,699,975)	(24,158,609)
Class C	(28,690)	(433,475)	(76,521)	(1,132,943)
Administrator Class	(369,342)	(5,535,812)	(431,324)	(6,314,039)
Institutional Class	(90,558)	(1,400,529)	(52,523)	(756,449)
Investor Class	N/A	N/A	(8,624,994)[1]	(137,936,039)[1]

		(23,859,959)		(170,298,079)

Net decrease in net assets resulting from capital share transactions		(18,807,366)		(260,637)

Total decrease in net assets		(203,269)		(26,576,077)

Net assets
Beginning of period		256,104,002		282,680,079

End of period		$255,900,733		$256,104,002

Undistributed (overdistributed) net investment income		$47,213		$(11,855)

[1]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Company Value Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.58	$16.10	$16.82	$16.39	$12.96	$12.61
Net investment income	0.07	0.17	0.13 [1]	0.10	0.14	0.17
Net realized and unrealized gains (losses) on investments	1.11	(0.41)	0.78	2.04	3.48	0.35

Total from investment operations	1.18	(0.24)	0.91	2.14	3.62	0.52
Distributions to shareholders from
Net investment income	(0.07)	(0.16)	(0.13)	(0.09)	(0.19)	(0.17)
Net realized gains	0.00	(1.12)	(1.50)	(1.62)	0.00	0.00

Total distributions to shareholders	(0.07)	(1.28)	(1.63)	(1.71)	(0.19)	(0.17)
Net asset value, end of period	$15.69	$14.58	$16.10	$16.82	$16.39	$12.96
Total return[2]	8.11%	(0.98)%	5.72%	13.68%	28.16%	4.21%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.24%	1.27%	1.28%	1.28%	1.27%
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.95%	1.19%	0.76%	0.61%	1.00%	1.29%
Supplemental data
Portfolio turnover rate	105%	50%	71%	59%	78%	37%
Net assets, end of period (000s omitted)	$220,914	$218,922	$104,453	$116,398	$115,895	$103,195

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.90	$16.41	$17.12	$16.70	$13.21	$12.81
Net investment income (loss)	0.01	0.06	0.00 [1]	(0.02)	0.04	0.09
Net realized and unrealized gains (losses) on investments	1.14	(0.40)	0.80	2.07	3.54	0.36

Total from investment operations	1.15	(0.34)	0.80	2.05	3.58	0.45
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.01)	(0.01)	(0.09)	(0.05)
Net realized gains	0.00	(1.12)	(1.50)	(1.62)	0.00	0.00

Total distributions to shareholders	(0.02)	(1.17)	(1.51)	(1.63)	(0.09)	(0.05)
Net asset value, end of period	$16.03	$14.90	$16.41	$17.12	$16.70	$13.21
Total return[2]	7.72%	(1.68)%	4.92%	12.83%	27.17%	3.49%
Ratios to average net assets (annualized)
Gross expenses	1.99%	1.99%	2.02%	2.03%	2.03%	2.02%
Net expenses	1.85%	1.84%	1.85%	1.85%	1.85%	1.85%
Net investment income (loss)	0.21%	0.44%	0.01%	(0.14)%	0.25%	0.54%
Supplemental data
Portfolio turnover rate	105%	50%	71%	59%	78%	37%
Net assets, end of period (000s omitted)	$3,562	$3,674	$4,488	$4,659	$4,543	$4,022

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Company Value Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.68	$16.20	$16.93	$16.47	$13.02	$12.68
Net investment income	0.08 [1]	0.20	0.17	0.15	0.21	0.19 [1]
Net realized and unrealized gains (losses) on investments	1.12	(0.41)	0.78	2.05	3.46	0.36

Total from investment operations	1.20	(0.21)	0.95	2.20	3.67	0.55
Distributions to shareholders from
Net investment income	(0.08)	(0.19)	(0.18)	(0.12)	(0.22)	(0.21)
Net realized gains	0.00	(1.12)	(1.50)	(1.62)	0.00	0.00

Total distributions to shareholders	(0.08)	(1.31)	(1.68)	(1.74)	(0.22)	(0.21)
Net asset value, end of period	$15.80	$14.68	$16.20	$16.93	$16.47	$13.02
Total return[2]	8.17%	(0.79)%	5.95%	13.94%	28.52%	4.47%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.16%	1.12%	1.12%	1.10%	1.11%
Net expenses	0.98%	0.93%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.09%	1.35%	1.01%	0.86%	1.28%	1.54%
Supplemental data
Portfolio turnover rate	105%	50%	71%	59%	78%	37%
Net assets, end of period (000s omitted)	$20,470	$24,164	$30,177	$36,002	$38,798	$176,623

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.66	$16.17	$16.91	$16.44	$13.00	$12.68
Net investment income	0.09	0.21 [1]	0.20 [1]	0.18 [1]	0.26 [1]	0.22
Net realized and unrealized gains (losses) on investments	1.13	(0.38)	0.78	2.05	3.45	0.35

Total from investment operations	1.22	(0.17)	0.98	2.23	3.71	0.57
Distributions to shareholders from
Net investment income	(0.09)	(0.22)	(0.22)	(0.14)	(0.27)	(0.25)
Net realized gains	0.00	(1.12)	(1.50)	(1.62)	0.00	0.00

Total distributions to shareholders[2]	(0.09)	(1.34)	(1.72)	(1.76)	(0.27)	(0.25)
Net asset value, end of period	$15.79	$14.66	$16.17	$16.91	$16.44	$13.00
Total return	8.36%	(0.54)%	6.14%	14.16%	28.93%	4.67%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	0.85%	0.85%	0.84%	0.85%
Net expenses	0.75%	0.74%	0.65%	0.65%	0.65%	0.66%
Net investment income	1.26%	1.50%	1.23%	1.10%	1.83%	1.80%
Supplemental data
Portfolio turnover rate	105%	50%	71%	59%	78%	37%
Net assets, end of period (000s omitted)	$10,955	$9,343	$1,483	$863	$3,299	$15,924

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Large Company Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Company Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

20	Wells Fargo Large Company Value Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2016, the Fund had current year deferred post-October capital losses and a qualified late-year ordinary loss which were both recognized on the first day of the current fiscal year in the following amounts:

Deferred post-October capital losses		Late-year ordinary losses deferred
Short-term	Long-term
$(2,154,994)	$(1,283,211)	$(361)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Large Company Value Fund	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$13,438,166	$0	$0	$13,438,166
Consumer staples	22,376,836	0	0	22,376,836
Energy	28,992,001	0	0	28,992,001
Financials	69,982,457	0	0	69,982,457
Health care	29,465,228	0	0	29,465,228
Industrials	25,355,980	0	0	25,355,980
Information technology	23,685,642	0	0	23,685,642
Materials	6,269,248	0	0	6,269,248
Real estate	6,013,666	0	0	6,013,666
Telecommunication services	8,546,436	0	0	8,546,436
Utilities	18,667,937	0	0	18,667,937

Short-term investments
Investment companies	3,874,036	0	0	3,874,036
Total assets	$256,667,633	$0	$0	$256,667,633

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2017, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Phocas Financial Corporation, which is not an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.29% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

22	Wells Fargo Large Company Value Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.10% for Class A shares 1.85% for Class C shares, 0.98% for Administrator Class shares and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended January 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $5,985 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $26,900 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2017, Funds Distributor received $1,164 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2017 were $264,671,071 and $279,400,289, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended January 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

Notes to financial statements (unaudited)	Wells Fargo Large Company Value Fund	23

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

11. SUBSEQUENT DISTRIBUTIONS

On March 23, 2017, the Fund declared distributions from net investment income to shareholders of record on March 22, 2017. The per share amounts payable on March 24, 2017 were as follows:

Net investment income
Class A	$0.03885
Class C	0.01393
Administrator Class	0.04193
Institutional Class	0.04977

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

24	Wells Fargo Large Company Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Large Company Value Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Large Company Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Large Company Value Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

301462 03-17 SA210/SAR210 01-17

Semi-Annual Report

January 31, 2017

Wells Fargo Low Volatility U.S. Equity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Low Volatility U.S. Equity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Low Volatility U.S. Equity Fund since commencement of operation on October 31, 2016 through January 31, 2017. Despite heightened market volatility, global stocks delivered favorable results overall. U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

In August–September 2016, global stocks delivered generally positive results; bonds’ interest rates remained historically low.

From August into early September 2016, U.S. and international stocks generally trended upward. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields rose, after bottoming in July, as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, anticipation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	3

money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into January 2017.

January brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Low Volatility U.S. Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Analytic Investors, LLC

Portfolio managers

Dennis Bein, CFA®

Ryan Brown, CFA®

Harindra de Silva, Ph.D., CFA®

Average annual total returns (%) as of January 31, 2017

		Including sales charge	Excluding sales charge	Expense ratios[1] (%)
	Inception date	Since inception	Since inception	Gross	Net[2]
Class A (WLVLX)	10-31-2016	(0.28)	5.80	1.03	0.83
Class C (WLVKX)	10-31-2016	4.50	5.50	1.78	1.58
Class R (WLVMX)	10-31-2016	–	5.68	1.28	1.08
Class R6 (WLVJX)	10-31-2016	–	5.81	0.60	0.40
Administrator Class (WLVDX)	10-31-2016	–	5.74	0.95	0.75
Institutional Class (WLVOX)	10-31-2016	–	5.79	0.70	0.50
Russell 1000® Index[3]	–	–	8.02	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	5

Ten largest holdings (%) as of January 31, 2017[4]
PepsiCo Incorporated	2.41
Altria Group Incorporated	2.40
Validus Holdings Limited	2.39
Waste Management Incorporated	2.36
RenaissanceRe Holdings Limited	2.35
Axis Capital Holdings Limited	2.31
Johnson & Johnson	2.30
United Parcel Service Incorporated Class B	2.27
Everest Reinsurance Group Limited	2.24
Philip Morris International	2.21

Sector distribution as of January 31, 2017[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through November 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Low Volatility U.S. Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2016	Ending account value 1-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,058.01	$4.29	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class C
Actual	$1,000.00	$1,054.96	$8.16	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%
Class R
Actual	$1,000.00	$1,056.84	$5.58	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R6
Actual	$1,000.00	$1,058.06	$2.07	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03	0.40%
Administrator Class
Actual	$1,000.00	$1,057.44	$3.88	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%
Institutional Class
Actual	$1,000.00	$1,057.88	$2.59	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	7

Security name	Shares	Value

Common Stocks: 94.38%

Consumer Discretionary: 9.33%

Distributors: 0.11%
Genuine Parts Company	302	$29,237

Hotels, Restaurants & Leisure: 5.83%
Aramark	13,611	460,596
Darden Restaurants Incorporated	4,095	300,082
McDonald’s Corporation	3,082	377,761
Yum! Brands Incorporated	7,074	463,559

		1,601,998

Media: 0.42%
Regal Entertainment Group Class A	5,104	115,657

Multiline Retail: 1.83%
Dollar General Corporation	755	55,734
Target Corporation	6,960	448,781

		504,515

Specialty Retail: 0.17%
Dick’s Sporting Goods Incorporated	380	19,608
Murphy USA Incorporated †	437	27,837

		47,445

Textiles, Apparel & Luxury Goods: 0.97%
Michael Kors Holdings Limited †	6,263	268,119

Consumer Staples: 28.70%

Beverages: 6.78%
Dr Pepper Snapple Group Incorporated	6,609	602,741
PepsiCo Incorporated	6,380	662,116
The Coca-Cola Company	14,403	598,733

		1,863,590

Food & Staples Retailing: 5.97%
Costco Wholesale Corporation	2,759	452,338
Sysco Corporation	10,888	571,184
The Kroger Company	1,969	66,867
Wal-Mart Stores Incorporated	8,272	552,073

		1,642,462

Food Products: 5.57%
Flowers Foods Incorporated	12,847	258,353
General Mills Incorporated	359	22,430
Ingredion Incorporated	1,078	138,189
Kellogg Company	7,637	555,286
McCormick & Company Incorporated	5,273	503,835

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Food Products (continued)
The Hershey Company	313	$33,012
Tyson Foods Incorporated Class A	312	19,590

		1,530,695

Household Products: 5.78%
Colgate-Palmolive Company	8,543	551,707
Kimberly-Clark Corporation	4,419	535,273
The Clorox Company	3,736	448,320
The Procter & Gamble Company	622	54,487

		1,589,787

Tobacco: 4.60%
Altria Group Incorporated	9,258	658,984
Philip Morris International	6,311	606,676

		1,265,660

Financials: 16.58%

Banks: 2.07%
BankUnited Incorporated	7,907	302,047
US Bancorp	5,095	268,252

		570,299

Capital Markets: 1.10%
Donnelley Financial Solutions †	2,957	71,205
Thomson Reuters Corporation	5,135	230,253

		301,458

Insurance: 11.08%
American National Insurance Company	626	72,985
Aspen Insurance Holdings Limited	4,170	235,188
Axis Capital Holdings Limited	9,918	634,851
Everest Reinsurance Group Limited	2,796	614,924
ProAssurance Corporation	324	17,626
RenaissanceRe Holdings Limited	4,738	645,884
Validus Holdings Limited	11,510	656,070
White Mountain Insurance Group Limited	185	168,306

		3,045,834

Mortgage REITs: 2.33%
AGNC Investment Corporation	814	15,197
Chimera Investment Corporation	16,726	294,879
MFA Financial Incorporated	42,071	331,940

		642,016

Health Care: 11.54%

Health Care Equipment & Supplies: 3.35%
Baxter International Incorporated	11,002	527,106
Teleflex Incorporated	2,355	395,004

		922,110

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	9

Security name	Shares	Value

Health Care Providers & Services: 1.02%
AmerisourceBergen Corporation	660	$57,605
Laboratory Corporation of America Holdings †	200	26,842
McKesson Corporation	529	73,610
Quest Diagnostics Incorporated	1,320	121,334

		279,391

Life Sciences Tools & Services: 1.63%
Quintiles Transnational Holdings Incorporated †	5,722	449,120

Pharmaceuticals: 5.54%
Bristol-Myers Squibb Company	3,462	170,192
Johnson & Johnson	5,576	631,482
Merck & Company Incorporated	3,832	237,546
Pfizer Incorporated	15,232	483,311

		1,522,531

Industrials: 9.56%

Aerospace & Defense: 2.54%
Lockheed Martin Corporation	1,308	328,740
Raytheon Company	2,555	368,329

		697,069

Air Freight & Logistics: 2.27%
United Parcel Service Incorporated Class B	5,712	623,351

Commercial Services & Supplies: 3.51%
Republic Services Incorporated	5,506	315,934
Waste Management Incorporated	9,344	649,408

		965,342

Industrial Conglomerates: 0.32%
3M Company	505	88,284

Road & Rail: 0.72%
Landstar System Incorporated	2,336	197,626

Transportation Infrastructure: 0.20%
Macquarie Infrastructure Company LLC	750	56,243

Information Technology: 9.81%

Communications Equipment: 1.38%
Cisco Systems Incorporated	10,122	310,948
Motorola Solutions Incorporated	853	68,846

		379,794

Internet Software & Services: 0.75%
eBay Incorporated †	6,479	206,227

IT Services: 5.86%
Accenture plc Class A	1,678	191,074
Amdocs Limited	10,291	604,185
Booz Allen Hamilton Holding Corporation	6,302	213,134

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name		Shares	Value

IT Services (continued)
International Business Machines Corporation		2,093	$365,270
Square Incorporated Class A †		16,318	238,569

			1,612,232

Software: 1.82%
Symantec Corporation		18,151	500,060

Materials: 0.37%

Metals & Mining: 0.37%
Compass Minerals International Incorporated		1,226	102,494

Real Estate: 2.13%

Equity REITs: 2.13%
Apple Hospitality REIT Incorporated		25,360	507,707
The Macerich Company		1,123	77,139

			584,846

Telecommunication Services: 2.19%

Diversified Telecommunication Services: 2.19%
Verizon Communications Incorporated		12,280	601,843

Utilities: 4.17%

Electric Utilities: 4.17%
Hawaiian Electric Industries Incorporated		13,320	445,954
Pinnacle West Capital Corporation		4,568	354,614
The Southern Company		3,532	174,587
Xcel Energy Incorporated		4,132	170,734

			1,145,889

Total Common Stocks (Cost $24,731,427)			25,953,224

	Yield
Short-Term Investments: 5.04%

Investment Companies: 5.04%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.46%	1,384,333	1,384,333

Total Short-Term Investments (Cost $1,384,333)			1,384,333

Total investments in securities (Cost $26,115,760) *	99.42%	27,337,557
Other assets and liabilities, net	0.58	160,027

Total net assets	100.00%	$27,497,584

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $26,115,912 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,515,904
Gross unrealized losses	(294,259)

Net unrealized gains	$1,221,645

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2017 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	11

Assets
Investments
In unaffiliated securities, at value (cost $24,731,427)	$25,953,224
In affiliated securities, at value (cost $1,384,333)	1,384,333

Total investments, at value (cost $26,115,760)	27,337,557
Receivable for investments sold	28,411
Receivable for dividends	23,325
Receivable from manager	12,312
Prepaid expenses and other assets	115,794

Total assets	27,517,399

Liabilities
Distribution fees payable	90
Administration fees payable	2,943
Trustees’ fees and expenses payable	2,634
Custodian and accounting fees payable	3,131
Professional fees payable	9,959
Accrued expenses and other liabilities	1,058

Total liabilities	19,815

Total net assets	$27,497,584

NET ASSETS CONSIST OF
Paid-in capital	$26,155,160
Undistributed net investment income	17,628
Accumulated net realized gains on investments	102,999
Net unrealized gains on investments	1,221,797

Total net assets	$27,497,584

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$547,899
Shares outstanding – Class A1	52,007
Net asset value per share – Class A	$10.54
Maximum offering price per share – Class A2	$11.18
Net assets – Class C	$105,539
Shares outstanding – Class C1	10,028
Net asset value per share – Class C	$10.52
Net assets – Class R	$105,672
Shares outstanding – Class R1	10,037
Net asset value per share – Class R	$10.53
Net assets – Class R6	$1,058,528
Shares outstanding – Class R6[1]	100,480
Net asset value per share – Class R6	$10.53
Net assets – Administrator Class	$105,759
Shares outstanding – Administrator Class[1]	10,042
Net asset value per share – Administrator Class	$10.53
Net assets – Institutional Class	$25,574,187
Shares outstanding – Institutional Class[1]	2,427,807
Net asset value per share – Institutional Class	$10.53

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Low Volatility U.S. Equity Fund	Statement of operations—period ended January 31, 2017[1] (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $262)	$172,024
Income from affiliated securities	1,876

Total investment income	173,900

Expenses
Management fee	26,581
Administration fees
Class A	218
Class C	55
Class R	55
Class R6	79
Administrator Class	34
Institutional Class	8,061
Shareholder servicing fees
Class A	259
Class C	65
Class R	66
Administrator Class	66
Distribution fees
Class C	196
Class R	66
Custody and accounting fees	3,131
Professional fees	13,445
Registration fees	22,466
Shareholder report expenses	17,751
Trustees’ fees and expenses	3,640
Other fees and expenses	1,278

Total expenses	97,512
Less: Fee waivers and/or expense reimbursements	(63,706)

Net expenses	33,806

Net investment income	140,094

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	102,999
Net change in unrealized gains (losses) on investments	1,221,797

Net realized and unrealized gains (losses) on investments	1,324,796

Net increase in net assets resulting from operations	$1,464,890

[1]	For the period from October 31, 2016 (commencement of operations) to January 31, 2017

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Low Volatility U.S. Equity Fund	13

	Period ended January 31, 2017[1] (unaudited)

Operations
Net investment income		$140,094
Net realized gains on investments		102,999
Net change in unrealized gains (losses) on investments		1,221,797

Net increase in net assets resulting from operations		1,464,890

Distributions to shareholders from
Net investment income
Class A		(1,837)
Class C		(295)
Class R		(382)
Class R6		(5,028)
Administrator Class		(441)
Institutional Class		(114,483)

Total distributions to shareholders		(122,466)

Capital share transactions	Shares
Proceeds from shares sold
Class A	51,831	532,694
Class C	10,000	100,000
Class R	10,000	100,000
Class R6	100,000	1,000,000
Administrator Class	10,000	100,000
Institutional Class	2,417,820	24,210,000

		26,042,694

Reinvestment of distributions
Class A	176	1,837
Class C	28	295
Class R	37	382
Class R6	480	5,028
Administrator Class	42	441
Institutional Class	10,934	114,483

		122,466

Payment for shares redeemed
Institutional Class	(947)	(10,000)

Net increase in net assets resulting from capital share transactions		26,155,160

Total increase in net assets		27,497,584

Net assets
Beginning of period		0

End of period		$27,497,584

Undistributed net investment income		$17,628

[1]	For the period from October 31, 2016 (commencement of operations) to January 31, 2017

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Low Volatility U.S. Equity Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS A	Period ended January 31, 2017[1] (unaudited)
Net asset value, beginning of period	$10.00
Net investment income	0.04
Net realized and unrealized gains (losses) on investments	0.54

Total from investment operations	0.58
Distributions to shareholders from
Net investment income	(0.04)
Net asset value, end of period	$10.54
Total return[2]	5.80%
Ratios to average net assets (annualized)
Gross expenses	1.78%
Net expenses	0.83%
Net investment income	1.78%
Supplemental data
Portfolio turnover rate	6%
Net assets, end of period (000s omitted)	$548

[1]	For the period from October 31, 2016 (commencement of class operations) to January 31, 2017

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Low Volatility U.S. Equity Fund	15

(For a share outstanding throughout the period)

CLASS C	Period ended January 31, 2017[1] (unaudited)
Net asset value, beginning of period	$10.00
Net investment income	0.03
Net realized and unrealized gains (losses) on investments	0.52

Total from investment operations	0.55
Distributions to shareholders from
Net investment income	(0.03)
Net asset value, end of period	$10.52
Total return[2]	5.50%
Ratios to average net assets (annualized)
Gross expenses	2.54%
Net expenses	1.58%
Net investment income	1.04%
Supplemental data
Portfolio turnover rate	6%
Net assets, end of period (000s omitted)	$106

[1]	For the period from October 31, 2016 (commencement of class operations) to January 31, 2017

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Low Volatility U.S. Equity Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS R	Period ended January 31, 2017[1] (unaudited)
Net asset value, beginning of period	$10.00
Net investment income	0.04
Net realized and unrealized gains (losses) on investments	0.53

Total from investment operations	0.57
Distributions to shareholders from
Net investment income	(0.04)
Net asset value, end of period	$10.53
Total return[2]	5.68%
Ratios to average net assets (annualized)
Gross expenses	2.04%
Net expenses	1.08%
Net investment income	1.54%
Supplemental data
Portfolio turnover rate	6%
Net assets, end of period (000s omitted)	$106

[1]	For the period from October 31, 2016 (commencement of class operations) to January 31, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Low Volatility U.S. Equity Fund	17

(For a share outstanding throughout the period)

CLASS R6	Period ended January 31, 2017[1] (unaudited)
Net asset value, beginning of period	$10.00
Net investment income	0.06
Net realized and unrealized gains (losses) on investments	0.52

Total from investment operations	0.58
Distributions to shareholders from
Net investment income	(0.05)
Net asset value, end of period	$10.53
Total return[2]	5.81%
Ratios to average net assets (annualized)
Gross expenses	1.36%
Net expenses	0.40%
Net investment income	2.22%
Supplemental data
Portfolio turnover rate	6%
Net assets, end of period (000s omitted)	$1,059

[1]	For the period from October 31, 2016 (commencement of class operations) to January 31, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Low Volatility U.S. Equity Fund	Financial highlights

(For a share outstanding throughout the period)

ADMINISTRATOR CLASS	Period ended January 31, 2017[1] (unaudited)
Net asset value, beginning of period	$10.00
Net investment income	0.05
Net realized and unrealized gains (losses) on investments	0.52

Total from investment operations	0.57
Distributions to shareholders from
Net investment income	(0.04)
Net asset value, end of period	$10.53
Total return[2]	5.74%
Ratios to average net assets (annualized)
Gross expenses	1.71%
Net expenses	0.75%
Net investment income	1.87%
Supplemental data
Portfolio turnover rate	6%
Net assets, end of period (000s omitted)	$106

[1]	For the period from October 31, 2016 (commencement of class operations) to January 31, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Low Volatility U.S. Equity Fund	19

(For a share outstanding throughout the period)

INSTITUTIONAL CLASS	Period ended January 31, 2017[1] (unaudited)
Net asset value, beginning of period	$10.00
Net investment income	0.06
Net realized and unrealized gains (losses) on investments	0.52

Total from investment operations	0.58
Distributions to shareholders from
Net investment income	(0.05)
Net asset value, end of period	$10.53
Total return[2]	5.79%
Ratios to average net assets (annualized)
Gross expenses	1.46%
Net expenses	0.50%
Net investment income	2.12%
Supplemental data
Portfolio turnover rate	6%
Net assets, end of period (000s omitted)	$25,574

[1]	For the period from October 31, 2016 (commencement of class operations) to January 31, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Low Volatility U.S. Equity Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Notes to financial statements (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	21

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$2,566,971	$0	$0	$2,566,971
Consumer staples	7,892,194	0	0	7,892,194
Financials	4,559,607	0	0	4,559,607
Health care	3,173,152	0	0	3,173,152
Industrials	2,627,915	0	0	2,627,915
Information technology	2,698,313	0	0	2,698,313
Materials	102,494	0	0	102,494
Real estate	584,846	0	0	584,846
Telecommunication services	601,843	0	0	601,843
Utilities	1,145,889	0	0	1,145,889

Short-term investments
Investment companies	1,384,333	0	0	1,384,333
Total assets	$27,337,557	$0	$0	$27,337,557

22	Wells Fargo Low Volatility U.S. Equity Fund	Notes to financial statements (unaudited)

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.33% as the average daily net assets of the Fund increase. For the period from October 31, 2016 to January 31, 2017, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Analytic Investors, LLC, which is not an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.12% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.83% for Class A shares, 1.58% for Class C shares, 1.08% for Class R shares, 0.40% for Class R6 shares, 0.75% for Administrator Class shares, and 0.50% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	23

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the period from October 31, 2016 to January 31, 2017 were $26,199,401 and $1,570,973, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

24	Wells Fargo Low Volatility U.S. Equity Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Low Volatility U.S. Equity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Low Volatility U.S. Equity Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

301463 03-17 SA270/SAR270 01-17

Semi-Annual Report

January 31, 2017

Wells Fargo Omega Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Omega Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Omega Growth Fund for the six-month period that ended January 31, 2017. Despite heightened market volatility, global stocks delivered favorable results overall. U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

In August–September 2016, global stocks delivered generally positive results; bonds’ interest rates remained historically low.

From August into early September 2016, U.S. and international stocks generally trended upward. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields rose, after bottoming in July, as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, anticipation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Omega Growth Fund	3

money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into January 2017.

January brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Omega Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Chrisopher J. Warner, CFA®

Average annual total returns (%) as of January 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKOAX)	4-29-1968	8.34	9.93	8.14	14.95	11.24	8.78	1.28	1.28
Class B (EKOBX)*	8-2-1993	9.08	10.14	8.21	14.08	10.41	8.21	2.03	2.03
Class C (EKOCX)	8-2-1993	13.06	10.41	7.97	14.06	10.41	7.97	2.03	2.03
Class R (EKORX)	10-10-2003	–	–	–	14.65	10.96	8.51	1.53	1.53
Administrator Class (EOMYX)	1-13-1997	–	–	–	15.15	11.50	9.04	1.20	1.10
Institutional Class (EKONX)	7-30-2010	–	–	–	15.45	11.78	9.22	0.95	0.85
Russell 3000® Growth Index[4]	–	–	–	–	17.91	13.81	8.36	–	–
*	Class B shares are closed to investment, except in connections with reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Omega Growth Fund	5

Ten largest holdings (%) as of January 31, 2017[5]
Amazon.com Incorporated	5.22
Alphabet Incorporated Class A	3.71
Visa Incorporated Class A	3.26
The Home Depot Incorporated	2.99
UnitedHealth Group Incorporated	2.93
Waste Connections Incorporated	2.78
Celgene Corporation	2.65
Microsoft Corporation	2.48
Alphabet Incorporated Class C	2.47
Facebook Incorporated Class A	2.45

Sector distribution as of January 31, 2017[6]

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 1.55% for Class R, 1.10% for Administrator Class, and 0.85% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Omega Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2016	Ending account value 1-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,032.73	$6.54	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.50	1.28%
Class B
Actual	$1,000.00	$1,028.70	$10.35	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$10.28	2.03%
Class C
Actual	$1,000.00	$1,028.60	$10.35	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$10.28	2.03%
Class R
Actual	$1,000.00	$1,031.39	$7.81	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.76	1.53%
Administrator Class
Actual	$1,000.00	$1,033.49	$5.62	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Institutional Class
Actual	$1,000.00	$1,035.00	$4.35	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Omega Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.65%

Consumer Discretionary: 20.44%

Hotels, Restaurants & Leisure: 7.50%
Royal Caribbean Cruises Limited	82,500	$7,724,475
Six Flags Entertainment Corporation	161,000	9,592,380
Starbucks Corporation	210,200	11,607,244
Vail Resorts Incorporated	57,002	9,778,123
Wingstop Incorporated «	180,045	5,125,881
Yum! Brands Incorporated	139,900	9,167,647

		52,995,750

Internet & Direct Marketing Retail: 5.22%
Amazon.com Incorporated †	44,800	36,891,904

Media: 3.60%
Charter Communications Incorporated Class A †	42,700	13,832,665
Cinemark Holdings Incorporated	271,856	11,553,880

		25,386,545

Specialty Retail: 4.12%
O’Reilly Automotive Incorporated †	30,400	7,973,008
The Home Depot Incorporated	153,400	21,104,772

		29,077,780

Consumer Staples: 4.08%

Beverages: 2.49%
Constellation Brands Incorporated Class A	63,800	9,554,688
Monster Beverage Corporation †	188,400	8,025,840

		17,580,528

Tobacco: 1.59%
Reynolds American Incorporated	186,900	11,238,297

Financials: 7.06%

Capital Markets: 4.99%
Intercontinental Exchange Incorporated	294,100	17,163,676
Raymond James Financial Incorporated	115,502	8,654,565
SEI Investments Company	194,557	9,437,960

		35,256,201

Consumer Finance: 1.31%
SLM Corporation †	778,800	9,252,144

Thrifts & Mortgage Finance: 0.76%
Radian Group Incorporated	289,000	5,317,600

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Omega Growth Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Health Care: 12.46%

Biotechnology: 3.47%
Celgene Corporation †	161,275	$18,732,091
Gilead Sciences Incorporated	79,300	5,745,285

		24,477,376

Health Care Equipment & Supplies: 4.00%
Baxter International Incorporated	177,200	8,489,652
Integra LifeSciences Holdings Corporation †	265,400	11,075,142
Intuitive Surgical Incorporated †	12,492	8,653,083

		28,217,877

Health Care Providers & Services: 4.99%
Amedisys Incorporated †	170,689	7,820,970
Surgical Care Affiliates Incorporated †	119,593	6,757,005
UnitedHealth Group Incorporated	127,700	20,700,170

		35,278,145

Industrials: 12.58%

Aerospace & Defense: 0.84%
Orbital ATK Incorporated	68,500	5,956,075

Airlines: 0.91%
Spirit Airlines Incorporated †	119,100	6,436,164

Building Products: 1.56%
Johnson Controls International plc	250,858	11,032,735

Commercial Services & Supplies: 3.95%
KAR Auction Services Incorporated	181,148	8,251,291
Waste Connections Incorporated	244,515	19,634,555

		27,885,846

Electrical Equipment: 0.89%
Acuity Brands Incorporated	30,400	6,299,792

Industrial Conglomerates: 1.21%
Carlisle Companies Incorporated	78,500	8,565,135

Professional Services: 1.12%
TransUnion †	250,635	7,902,522

Road & Rail: 0.78%
Kansas City Southern	63,800	5,481,058

Trading Companies & Distributors: 1.32%
HD Supply Holdings Incorporated †	219,477	9,283,877

Information Technology: 37.59%

Communications Equipment: 1.42%
Harris Corporation	97,900	10,055,309

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Omega Growth Fund	9

Security name	Shares	Value

Internet Software & Services: 11.52%
Alphabet Incorporated Class A †	31,900	$26,164,061
Alphabet Incorporated Class C †	21,885	17,437,749
CoStar Group Incorporated †	35,800	7,235,180
Facebook Incorporated Class A †	132,700	17,293,464
MercadoLibre Incorporated	19,900	3,689,261
Tencent Holdings Limited ADR	363,000	9,505,155

		81,324,870

IT Services: 11.00%
Acxiom Corporation †	375,783	9,807,936
EPAM Systems Incorporated †	110,741	7,127,291
Fidelity National Information Services Incorporated	99,700	7,918,174
PayPal Holdings Incorporated †	285,200	11,345,256
Total System Services Incorporated	142,300	7,211,764
Visa Incorporated Class A	278,104	23,001,982
WEX Incorporated †	98,295	11,238,067

		77,650,470

Semiconductors & Semiconductor Equipment: 2.01%
Broadcom Limited	71,300	14,224,350

Software: 11.64%
Adobe Systems Incorporated †	93,600	10,612,368
Microsoft Corporation	271,200	17,533,080
Nintendo Company Limited «	276,938	6,848,677
Salesforce.com Incorporated †	130,900	10,354,190
ServiceNow Incorporated †	67,400	6,107,788
Symantec Corporation	454,500	12,521,475
Take-Two Interactive Software Incorporated †	207,700	11,143,105
Ultimate Software Group Incorporated †	36,500	7,068,590

		82,189,273

Materials: 4.33%

Chemicals: 1.27%
The Sherwin-Williams Company	29,400	8,932,014

Construction Materials: 1.41%
Vulcan Materials Company	77,800	9,984,074

Containers & Packaging: 1.65%
Berry Plastics Group Incorporated †	228,800	11,675,664

Real Estate: 1.11%

Real Estate Management & Development: 1.11%
CBRE Group Incorporated Class A †	259,000	7,863,239

Total Common Stocks (Cost $549,522,504)		703,712,614

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Omega Growth Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 1.19%

Investment Companies: 1.19%
Securities Lending Cash Investment LLC (l)(r)(u)	0.86%	4,971,794	$4,972,292
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.46	3,396,550	3,396,550

Total Short-Term Investments (Cost $8,368,840)			8,368,842

Total investments in securities (Cost $557,891,344) *	100.84%	712,081,456
Other assets and liabilities, net	(0.84)	(5,912,337)

Total net assets	100.00%	$706,169,119

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $557,792,065 and unrealized gains (losses) consists of:

Gross unrealized gains	$161,902,677
Gross unrealized losses	(7,613,286)

Net unrealized gains	$154,289,391

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2017 (unaudited)	Wells Fargo Omega Growth Fund	11

Assets
Investments
In unaffiliated securities (including $4,845,398 of securities loaned), at value (cost $549,522,504)	$703,712,614
In affiliated securities, at value (cost $8,368,840)	8,368,842

Total investments, at value (cost $557,891,344)	712,081,456
Receivable for investments sold	3,024,828
Receivable for Fund shares sold	72,743
Receivable for dividends	58,127
Receivable for securities lending income	2,051
Prepaid expenses and other assets	52,470

Total assets	715,291,675

Liabilities
Payable for investments purchased	2,560,790
Payable for Fund shares redeemed	708,412
Payable upon receipt of securities loaned	4,972,250
Management fee payable	460,023
Distribution fees payable	42,760
Administration fees payable	118,797
Accrued expenses and other liabilities	259,524

Total liabilities	9,122,556

Total net assets	$706,169,119

NET ASSETS CONSIST OF
Paid-in capital	$532,315,257
Accumulated net investment loss	(7,487,365)
Accumulated net realized gains on investments	27,151,115
Net unrealized gains on investments	154,190,112

Total net assets	$706,169,119

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$540,938,044
Shares outstanding – Class A1	12,597,113
Net asset value per share – Class A	$42.94
Maximum offering price per share – Class A2	$45.56
Net assets – Class B	$1,597,897
Shares outstanding – Class B1	50,421
Net asset value per share – Class B	$31.69
Net assets – Class C	$63,393,800
Shares outstanding – Class C1	1,993,243
Net asset value per share – Class C	$31.80
Net assets – Class R	$6,159,404
Shares outstanding – Class R1	149,731
Net asset value per share – Class R	$41.14
Net assets – Administrator Class	$18,740,402
Shares outstanding – Administrator Class[1]	407,450
Net asset value per share – Administrator Class	$45.99
Net assets – Institutional Class	$75,339,572
Shares outstanding – Institutional Class[1]	1,603,280
Net asset value per share – Institutional Class	$46.99

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Omega Growth Fund	Statement of operations—six months ended January 31, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $17,899)	$3,753,275
Income from affiliated securities	9,350
Securities lending income, net	7,493

Total investment income	3,770,118

Expenses
Management fee	2,857,914
Administration fees
Class A	575,306
Class B	2,658
Class C	70,971
Class R	7,998
Administrator Class	18,873
Institutional Class	47,981
Shareholder servicing fees
Class A	684,888
Class B	3,164
Class C	84,490
Class R	9,521
Administrator Class	36,035
Distribution fees
Class B	9,493
Class C	253,469
Class R	9,521
Custody and accounting fees	21,426
Professional fees	26,293
Registration fees	42,638
Shareholder report expenses	20,133
Trustees’ fees and expenses	14,860
Other fees and expenses	7,058

Total expenses	4,804,690
Less: Fee waivers and/or expense reimbursements	(51,411)

Net expenses	4,753,279

Net investment loss	(983,161)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	52,933,383
Affiliated securities	40

Net realized gains on investments	52,933,423

Net change in unrealized gains (losses) on:
Unaffiliated securities	(30,718,044)
Affiiliated securities	2

Net change in unrealized gains (losses) on investments	(30,718,042)

Net realized and unrealized gains (losses) on investments	22,215,381

Net increase in net assets resulting from operations	$21,232,220

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Omega Growth Fund	13

	Six months ended January 31, 2017 (unaudited)		Year ended July 31, 2016

Operations
Net investment loss		$(983,161)		$(4,021,589)
Net realized gains (losses) on investments		52,933,423		(4,017,597)
Net change in unrealized gains (losses) on investments		(30,718,042)		(30,592,986)

Net increase (decrease) in net assets resulting from operations		21,232,220		(38,632,172)

Distributions to shareholders from
Net realized gains
Class A		(14,517,010)		(53,442,331)
Class B		(74,045)		(648,915)
Class C		(2,315,756)		(9,667,016)
Class R		(182,366)		(1,155,110)
Administrator Class		(492,743)		(4,963,941)
Institutional Class		(1,888,610)		(5,527,216)

Total distributions to shareholders		(19,470,530)		(75,404,529)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	154,514	6,493,640	636,040	26,983,625
Class B	11	310	592	18,253
Class C	44,497	1,390,967	129,265	4,127,591
Class R	15,278	614,780	78,841	3,191,728
Administrator Class	15,599	699,201	117,203	5,396,775
Institutional Class	391,882	18,077,807	421,170	18,380,976

		27,276,705		58,098,948

Reinvestment of distributions
Class A	328,192	13,633,094	1,213,454	49,860,826
Class B	2,395	73,511	20,867	644,380
Class C	68,889	2,121,773	278,845	8,638,611
Class R	1,939	77,183	11,870	469,234
Administrator Class	10,178	452,700	110,013	4,822,974
Institutional Class	40,190	1,825,826	110,554	4,935,146

		18,184,087		69,371,171

Payment for shares redeemed
Class A	(1,301,539)	(54,617,195)	(2,617,353)	(109,288,473)
Class B	(60,793)	(1,898,191)	(121,453)	(3,865,675)
Class C	(438,255)	(13,755,634)	(728,858)	(22,930,898)
Class R	(114,125)	(4,625,114)	(212,709)	(8,667,886)
Administrator Class	(451,663)	(20,410,797)	(1,088,227)	(49,198,465)
Institutional Class	(482,406)	(22,005,875)	(552,473)	(26,185,870)

		(117,312,806)		(220,137,267)

Net decrease in net assets resulting from capital share transactions		(71,852,014)		(92,667,148)

Total decrease in net assets		(70,090,324)		(206,703,849)

Net assets
Beginning of period		776,259,443		982,963,292

End of period		$706,169,119		$776,259,443

Accumulated net investment loss		$(7,487,365)		$(6,504,204)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$42.73	$48.29	$49.99	$47.97	$39.09	$38.29
Net investment loss	(0.05)[1]	(0.19)[1]	(0.28)[1]	(0.49)	(0.02)	(0.28)[1]
Net realized and unrealized gains (losses) on investments	1.41	(1.44)	5.12	8.28	10.31	1.08

Total from investment operations	1.36	(1.63)	4.84	7.79	10.29	0.80
Distributions to shareholders from
Net realized gains	(1.15)	(3.93)	(6.54)	(5.77)	(1.41)	0.00
Net asset value, end of period	$42.94	$42.73	$48.29	$49.99	$47.97	$39.09
Total return[2]	3.27%	(3.07)%	10.65%	16.58%	27.07%	2.09%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.28%	1.32%	1.32%	1.34%	1.35%
Net expenses	1.28%	1.28%	1.30%	1.30%	1.30%	1.30%
Net investment loss	(0.25)%	(0.47)%	(0.58)%	(0.84)%	(0.08)%	(0.75)%
Supplemental data
Portfolio turnover rate	43%	84%	94%	101%	88%	101%
Net assets, end of period (000s omitted)	$540,938	$573,304	$685,005	$724,071	$668,992	$550,758

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$31.96	$37.44	$40.45	$40.07	$33.12	$32.68
Net investment loss	(0.15)[1]	(0.39)[1]	(0.51)[1]	(0.65)[1]	(0.28)[1]	(0.47)[1]
Net realized and unrealized gains (losses) on investments	1.03	(1.16)	4.04	6.80	8.64	0.91

Total from investment operations	0.88	(1.55)	3.53	6.15	8.36	0.44
Distributions to shareholders from
Net realized gains	(1.15)	(3.93)	(6.54)	(5.77)	(1.41)	0.00
Net asset value, end of period	$31.69	$31.96	$37.44	$40.45	$40.07	$33.12
Total return[2]	2.87%	(3.77)%	9.82%	15.71%	26.11%	1.32%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.03%	2.07%	2.07%	2.09%	2.10%
Net expenses	2.03%	2.03%	2.05%	2.05%	2.05%	2.05%
Net investment loss	(0.93)%	(1.22)%	(1.32)%	(1.58)%	(0.78)%	(1.51)%
Supplemental data
Portfolio turnover rate	43%	84%	94%	101%	88%	101%
Net assets, end of period (000s omitted)	$1,598	$3,477	$7,817	$12,526	$17,476	$22,271

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$32.07	$37.55	$40.56	$40.15	$33.18	$32.75
Net investment loss	(0.16)[1]	(0.39)[1]	(0.51)[1]	(0.65)[1]	(0.31)[1]	(0.47)[1]
Net realized and unrealized gains (losses) on investments	1.04	(1.16)	4.04	6.83	8.69	0.90

Total from investment operations	0.88	(1.55)	3.53	6.18	8.38	0.43
Distributions to shareholders from
Net realized gains	(1.15)	(3.93)	(6.54)	(5.77)	(1.41)	0.00
Net asset value, end of period	$31.80	$32.07	$37.55	$40.56	$40.15	$33.18
Total return[2]	2.86%	(3.75)%	9.79%	15.73%	26.11%	1.31%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.03%	2.07%	2.07%	2.09%	2.10%
Net expenses	2.03%	2.03%	2.05%	2.05%	2.05%	2.05%
Net investment loss	(0.99)%	(1.22)%	(1.33)%	(1.59)%	(0.85)%	(1.49)%
Supplemental data
Portfolio turnover rate	43%	84%	94%	101%	88%	101%
Net assets, end of period (000s omitted)	$63,394	$74,337	$99,100	$108,073	$83,206	$59,481

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Omega Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS R		2016	2015	2014	2013	2012
Net asset value, beginning of period	$41.04	$46.66	$48.62	$46.90	$38.35	$37.66
Net investment loss	(0.10)[1]	(0.29)[1]	(0.39)[1]	(0.53)[1]	(0.09)	(0.36)[1]
Net realized and unrealized gains (losses) on investments	1.35	(1.40)	4.97	8.02	10.05	1.05

Total from investment operations	1.25	(1.69)	4.58	7.49	9.96	0.69
Distributions to shareholders from
Net realized gains	(1.15)	(3.93)	(6.54)	(5.77)	(1.41)	0.00
Net asset value, end of period	$41.14	$41.04	$46.66	$48.62	$46.90	$38.35
Total return[2]	3.14%	(3.30)%	10.38%	16.30%	26.73%	1.83%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.53%	1.57%	1.57%	1.59%	1.60%
Net expenses	1.53%	1.53%	1.55%	1.55%	1.55%	1.55%
Net investment loss	(0.48)%	(0.71)%	(0.83)%	(1.09)%	(0.38)%	(0.99)%
Supplemental data
Portfolio turnover rate	43%	84%	94%	101%	88%	101%
Net assets, end of period (000s omitted)	$6,159	$10,122	$17,199	$20,095	$23,745	$15,408

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$45.65	$51.20	$52.50	$50.00	$40.60	$39.67
Net investment income (loss)	0.00 [1,2]	(0.12)[1]	(0.17)[1]	(0.31)[1]	0.07 [1]	(0.19)[1]
Net realized and unrealized gains (losses) on investments	1.49	(1.50)	5.41	8.58	10.74	1.12

Total from investment operations	1.49	(1.62)	5.24	8.27	10.81	0.93
Distributions to shareholders from
Net realized gains	(1.15)	(3.93)	(6.54)	(5.77)	(1.41)	0.00
Net asset value, end of period	$45.99	$45.65	$51.20	$52.50	$50.00	$40.60
Total return[3]	3.35%	(2.84)%	10.91%	16.89%	27.35%	2.34%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.19%	1.15%	1.15%	1.17%	1.17%
Net expenses	1.10%	1.08%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	0.00%	(0.27)%	(0.33)%	(0.59)%	0.16%	(0.49)%
Supplemental data
Portfolio turnover rate	43%	84%	94%	101%	88%	101%
Net assets, end of period (000s omitted)	$18,740	$38,039	$86,756	$115,281	$69,264	$51,560

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Omega Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$46.55	$52.01	$53.10	$50.40	$40.81	$39.77
Net investment income (loss)	0.04 [1]	(0.00)[2]	(0.04)[1]	(0.24)	0.11 [1]	(0.10)
Net realized and unrealized gains (losses) on investments	1.55	(1.53)	5.49	8.71	10.89	1.14

Total from investment operations	1.59	(1.53)	5.45	8.47	11.00	1.04
Distributions to shareholders from
Net realized gains	(1.15)	(3.93)	(6.54)	(5.77)	(1.41)	0.00
Net asset value, end of period	$46.99	$46.55	$52.01	$53.10	$50.40	$40.81
Total return[3]	3.50%	(2.61)%	11.20%	17.17%	27.68%	2.62%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.95%	0.90%	0.89%	0.91%	0.92%
Net expenses	0.85%	0.83%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.18%	(0.01)%	(0.09)%	(0.36)%	0.24%	(0.24)%
Supplemental data
Portfolio turnover rate	43%	84%	94%	101%	88%	101%
Net assets, end of period (000s omitted)	$75,340	$76,980	$87,085	$49,960	$3,507	$779

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Omega Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Omega Growth Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2016, the Fund had current year deferred post-October capital losses and a qualified late-year ordinary loss which were both recognized on the first day of the current fiscal year in the following amounts:

Deferred post-October capital losses	Late-year ordinary losses deferred
$(5,015,077)	$(6,480,064)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

22	Wells Fargo Omega Growth Fund	Notes to financial statements (unaudited)
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$144,351,979	$0	$0	$144,351,979
Consumer staples	28,818,825	0	0	28,818,825
Financials	49,825,945	0	0	49,825,945
Health care	87,973,398	0	0	87,973,398
Industrials	88,843,204	0	0	88,843,204
Information technology	265,444,272	0	0	265,444,272
Materials	30,591,752	0	0	30,591,752
Real estate	7,863,239	0	0	7,863,239

Short-term investments
Investment companies	3,396,550	0	0	3,396,550
Investments measured at net asset value*				4,972,292
Total assets	$707,109,164	$0	$0	$712,081,456

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,972,292 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.555% as the average daily net assets of the Fund increase. For the six months ended January 31, 2017, the management fee was equivalent to an annual rate of 0.78% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Omega Growth Fund	23

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares, 1.55% for Class R shares, 1.10% for Administrator Class shares, and 0.85% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended January 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $2,522 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $10,547 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended January 31, 2017, Funds Distributor received $4,596 from the sale of Class A shares and $268 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2017 were $312,423,583 and $403,122,683, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or

24	Wells Fargo Omega Growth Fund	Notes to financial statements (unaudited)

the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended January 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Omega Growth Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Omega Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Omega Growth Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Omega Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

301464 03-17 SA211/SAR211 01-17

Semi-Annual Report

January 31, 2017

Wells Fargo

Premier Large Company Growth Fund

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The views expressed and any forward-looking statements are as of January 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Premier Large Company Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Premier Large Company Growth Fund for the six-month period that ended January 31, 2017. Despite heightened market volatility, global stocks delivered favorable results overall. U.S. and international stocks returned 5.96% and 4.16% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.95%.

In August–September 2016, global stocks delivered generally positive results; bonds’ interest rates remained historically low.

From August into early September 2016, U.S. and international stocks generally trended upward. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields rose, after bottoming in July, as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, anticipation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Premier Large Company Growth Fund	3

money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into January 2017.

January brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Premier Large Company Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CPA

Thomas C. Ognar, CFA®

Bruce C. Olson, CFA®

Average annual total returns (%) as of January 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKJAX)	1-20-1998	4.51	8.98	7.64	10.86	10.28	8.28	1.13	1.11
Class B (EKJBX)*	9-11-1935	5.14	9.17	7.71	10.00	9.46	7.71	1.88	1.86
Class C (EKJCX)	1-22-1998	9.04	9.46	7.47	10.04	9.46	7.47	1.88	1.86
Class R4 (EKJRX)	11-30-2012	–	–	–	11.17	10.65	8.61	0.85	0.80
Class R6 (EKJFX)	11-30-2012	–	–	–	11.42	10.80	8.68	0.70	0.65
Administrator Class (WFPDX)	7-16-2010	–	–	–	10.99	10.47	8.41	1.05	1.00
Institutional Class (EKJYX)	6-30-1999	–	–	–	11.27	10.76	8.66	0.80	0.70
Russell 1000® Growth Index[4]	–	–	–	–	17.23	13.93	8.42	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Premier Large Company Growth Fund	5

Ten largest holdings (%) as of January 31, 2017[5]
Facebook Incorporated Class A	6.49
Amazon.com Incorporated	6.20
Alphabet Incorporated Class A	5.37
Microsoft Corporation	3.78
Visa Incorporated Class A	3.20
Microchip Technology Incorporated	3.05
Celgene Corporation	2.76
Acadia Healthcare Company Incorporated	2.59
Union Pacific Corporation	2.51
The Home Depot Incorporated	2.45

Sector distribution as of January 31, 2017[6]

[1]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Premier Large Company Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2016	Ending account value 1-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,006.62	$5.60	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class B
Actual	$1,000.00	$1,002.81	$9.36	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.42	1.86%
Class C
Actual	$1,000.00	$1,002.93	$9.36	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.42	1.86%
Class R4
Actual	$1,000.00	$1,007.90	$4.04	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%
Class R6
Actual	$1,000.00	$1,009.24	$3.28	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%
Administrator Class
Actual	$1,000.00	$1,007.28	$5.05	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08	1.00%
Institutional Class
Actual	$1,000.00	$1,008.52	$3.53	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Premier Large Company Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.75%

Consumer Discretionary: 14.20%

Hotels, Restaurants & Leisure: 1.24%
Starbucks Corporation	603,510	$33,325,822

Internet & Direct Marketing Retail: 6.19%
Amazon.com Incorporated †	202,530	166,779,404

Media: 0.23%
The Walt Disney Company	55,940	6,189,761

Multiline Retail: 1.84%
Dollar Tree Incorporated †	641,610	49,525,876

Specialty Retail: 4.70%
Burlington Stores Incorporated †	324,040	27,122,148
O’Reilly Automotive Incorporated †	87,220	22,875,189
The Home Depot Incorporated	478,800	65,873,304
Tractor Supply Company	143,710	10,587,116

		126,457,757

Consumer Staples: 3.95%

Beverages: 1.82%
Constellation Brands Incorporated Class A	218,000	32,647,680
The Coca-Cola Company	391,740	16,284,632

		48,932,312

Food & Staples Retailing: 0.82%
Costco Wholesale Corporation	135,590	22,229,981

Household Products: 0.10%
Colgate-Palmolive Company	41,470	2,678,133

Personal Products: 1.21%
The Estee Lauder Companies Incorporated Class A	401,120	32,574,955

Energy: 2.31%

Energy Equipment & Services: 0.44%
Schlumberger Limited	140,820	11,788,042

Oil, Gas & Consumable Fuels: 1.87%
Concho Resources Incorporated †	234,040	32,634,538
EOG Resources Incorporated	163,820	16,640,836
Extraction Oil & Gas Incorporated †«	60,831	1,090,092

		50,365,466

Financials: 2.31%

Capital Markets: 2.31%
Goldman Sachs Group Incorporated	132,790	30,451,403
Morgan Stanley	387,470	16,463,600
TD Ameritrade Holding Corporation	329,910	15,225,347

		62,140,350

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Premier Large Company Growth Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name	Shares	Value

Health Care: 15.21%

Biotechnology: 7.83%
Alexion Pharmaceuticals Incorporated †	140,304	$18,334,927
BioMarin Pharmaceutical Incorporated †	463,120	40,583,206
Celgene Corporation †	639,468	74,274,208
Incyte Corporation †	188,730	22,875,963
Regeneron Pharmaceuticals Incorporated †	47,590	17,098,611
Tesaro Incorporated †«	90,500	14,737,020
Vertex Pharmaceuticals Incorporated †	265,550	22,802,779

		210,706,714

Health Care Equipment & Supplies: 2.36%
Boston Scientific Corporation †	860,570	20,705,314
Danaher Corporation	270,580	22,707,074
Edwards Lifesciences Corporation †	128,670	12,383,201
Intuitive Surgical Incorporated †	11,300	7,827,397

		63,622,986

Health Care Providers & Services: 2.99%
Acadia Healthcare Company Incorporated †«	1,817,980	69,755,893
VCA Incorporated †	117,950	10,686,270

		80,442,163

Life Sciences Tools & Services: 0.41%
Patheon NV †	241,700	6,934,373
PRA Health Sciences Incorporated †	72,000	4,218,480

		11,152,853

Pharmaceuticals: 1.62%
Zoetis Incorporated	791,548	43,487,647

Industrials: 12.00%

Aerospace & Defense: 0.72%
The Boeing Company	118,700	19,397,954

Air Freight & Logistics: 2.07%
FedEx Corporation	136,870	25,883,486
United Parcel Service Incorporated Class B	272,650	29,754,295

		55,637,781

Commercial Services & Supplies: 3.03%
KAR Auction Services Incorporated	1,128,549	51,405,407
Waste Connections Incorporated	375,840	30,179,952

		81,585,359

Electrical Equipment: 0.13%
Acuity Brands Incorporated	17,626	3,652,636

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2017 (unaudited)	Wells Fargo Premier Large Company Growth Fund	9

Security name	Shares	Value

Industrial Conglomerates: 1.03%
Honeywell International Incorporated	233,370	$27,612,338

Machinery: 0.54%
Fortive Corporation	263,765	14,588,842

Professional Services: 0.51%
IHS Markit Limited †	349,200	13,775,940

Road & Rail: 3.97%
CSX Corporation	183,530	8,513,957
Norfolk Southern Corporation	261,480	30,713,441
Union Pacific Corporation	633,620	67,531,220

		106,758,618

Information Technology: 45.18%

Internet Software & Services: 15.95%
Akamai Technologies Incorporated †	197,050	13,515,660
Alphabet Incorporated Class A †	176,260	144,566,689
Alphabet Incorporated Class C †	34,608	27,575,308
CoStar Group Incorporated †	86,250	17,431,125
eBay Incorporated †	1,181,800	37,616,694
Facebook Incorporated Class A †	1,339,900	174,615,762
MercadoLibre Incorporated	43,700	8,101,543
Trivago NV ADR †	516,068	5,986,389

		429,409,170

IT Services: 9.49%
Accenture plc Class A	163,470	18,614,329
Fidelity National Information Services Incorporated	70,790	5,622,142
FleetCor Technologies Incorporated †	199,410	29,410,981
Global Payments Incorporated	119,150	9,207,912
MasterCard Incorporated Class A	602,080	64,019,166
PayPal Holdings Incorporated †	1,066,750	42,435,315
Visa Incorporated Class A	1,042,410	86,217,731

		255,527,576

Semiconductors & Semiconductor Equipment: 7.24%
Broadcom Limited	212,433	42,380,384
Microchip Technology Incorporated «	1,217,940	82,028,259
NXP Semiconductors NV †	139,290	13,629,527
Texas Instruments Incorporated	750,740	56,710,900

		194,749,070

Software: 10.29%
Adobe Systems Incorporated †	408,189	46,280,469
Microsoft Corporation	1,575,320	101,844,438
Salesforce.com Incorporated †	355,410	28,112,931
ServiceNow Incorporated †	323,260	29,293,821

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Premier Large Company Growth Fund	Portfolio of investments—January 31, 2017 (unaudited)

Security name		Shares	Value

Software (continued)
Splunk Incorporated †		594,775	$34,413,682
Ultimate Software Group Incorporated †		190,592	36,910,047

			276,855,388

Technology Hardware, Storage & Peripherals: 2.21%
Apple Incorporated		488,940	59,332,869

Materials: 3.74%

Chemicals: 3.74%
Ecolab Incorporated		414,350	49,775,866
Praxair Incorporated		429,660	50,888,930

			100,664,796

Real Estate: 0.85%

Equity REITs: 0.85%
American Tower Corporation		219,790	22,748,265

Total Common Stocks (Cost $1,738,670,788)			2,684,696,824

	Yield
Short-Term Investments: 3.33%

Investment Companies: 3.33%
Securities Lending Cash Investment LLC (l)(r)(u)	0.86%	79,596,850	79,604,809
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.46	10,069,617	10,069,617

Total Short-Term Investments (Cost $89,672,712)			89,674,426

Total investments in securities (Cost $1,828,343,500) *	103.08%	2,774,371,250
Other assets and liabilities, net	(3.08)	(82,818,778)

Total net assets	100.00%	$2,691,552,472

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,831,324,545 and unrealized gains (losses) consists of:

Gross unrealized gains	$968,759,890
Gross unrealized losses	(25,713,185)

Net unrealized gains	$943,046,705

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2017 (unaudited)	Wells Fargo Premier Large Company Growth Fund	11

Assets
Investments
In unaffiliated securities (including $77,620,156 of securities loaned), at value (cost $1,738,670,788)	$2,684,696,824
In affiliated securities, at value (cost $89,672,712)	89,674,426

Total investments, at value (cost $1,828,343,500)	2,774,371,250
Receivable for investments sold	37,316,266
Receivable for Fund shares sold	4,107,378
Receivable for dividends	860,246
Receivable for securities lending income	57,109
Prepaid expenses and other assets	197,373

Total assets	2,816,909,622

Liabilities
Payable for investments purchased	26,853,225
Payable for Fund shares redeemed	16,329,526
Payable upon receipt of securities loaned	79,603,050
Management fee payable	1,385,872
Distribution fees payable	144,480
Administration fees payable	396,985
Accrued expenses and other liabilities	644,012

Total liabilities	125,357,150

Total net assets	$2,691,552,472

NET ASSETS CONSIST OF
Paid-in capital	$1,595,747,315
Accumulated net investment loss	(3,696,672)
Accumulated net realized gains on investments	153,474,079
Net unrealized gains on investments	946,027,750

Total net assets	$2,691,552,472

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,341,134,131
Shares outstanding – Class A1	100,749,292
Net asset value per share – Class A	$13.31
Maximum offering price per share – Class A2	$14.12
Net assets – Class B	$480,831
Shares outstanding – Class B1	42,771
Net asset value per share – Class B	$11.24
Net assets – Class C	$221,187,943
Shares outstanding – Class C1	19,739,334
Net asset value per share – Class C	$11.21
Net assets – Class R4	$4,226,324
Share outstanding – Class R4[1]	309,570
Net asset value per share – Class R4	$13.65
Net assets – Class R6	$149,601,949
Shares outstanding – Class R6[1]	10,883,483
Net asset value per share – Class R6	$13.75
Net assets – Administrator Class	$97,375,635
Shares outstanding – Administrator Class[1]	7,234,110
Net asset value per share – Administrator Class	$13.46
Net assets – Institutional Class	$877,545,659
Shares outstanding – Institutional Class[1]	63,946,732
Net asset value per share – Institutional Class	$13.72

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Premier Large Company Growth Fund	Statement of operations—six months ended January 31, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $19,951)	$14,559,804
Securities lending income, net	240,994
Income from affiliated securities	42,197

Total investment income	14,842,995

Expenses
Management fee	10,244,463
Administration fees
Class A	1,585,146
Class B	711
Class C	274,602
Class R4	1,527
Class R6	24,166
Administrator Class	133,481
Institutional Class	646,705
Shareholder servicing fees
Class A	1,887,079
Class B	847
Class C	326,908
Class R4	1,909
Administrator Class	255,256
Distribution fees
Class B	2,540
Class C	980,723
Custody and accounting fees	85,865
Professional fees	27,199
Registration fees	65,752
Shareholder report expenses	107,021
Trustees’ fees and expenses	14,345
Other fees and expenses	39,988

Total expenses	16,706,233
Less: Fee waivers and/or expense reimbursements	(841,342)

Net expenses	15,864,891

Net investment loss	(1,021,896)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	258,319,515
Affiliated securities	45

Net realized gains on investments	258,319,560

Net change in unrealized gains (losses) on:
Unaffiliated securities	(254,378,458)
Affiliated securities	1,714

Net change in unrealized gains (losses) on investments	(254,376,744)

Net realized and unrealized gains (losses) on investments	3,942,816

Net increase in net assets resulting from operations	$2,920,920

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Premier Large Company Growth Fund	13

	Six months ended January 31, 2017 (unaudited)		Year ended July 31, 2016

Operations
Net investment loss		$(1,021,896)		$(3,092,329)
Net realized gains on investments		258,319,560		354,287,986
Net change in unrealized gains (losses) on investments		(254,376,744)		(628,644,827)

Net increase (decrease) in net assets resulting from operations		2,920,920		(277,449,170)

Distributions to shareholders from
Net realized gains
Class A		(141,609,478)		(154,141,985)
Class B		(64,503)		(115,925)
Class C		(28,218,921)		(27,659,123)
Class R4		(356,581)		(138,255)
Class R6		(14,601,788)		(12,437,527)
Administrator Class		(11,817,935)		(51,332,185)
Institutional Class		(94,245,557)		(90,311,280)

Total distributions to shareholders		(290,914,763)		(336,136,280)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,885,974	53,561,647	33,396,591	499,630,054
Class B	657	7,221	6,032	75,914
Class C	844,993	9,532,201	2,643,388	33,651,473
Class R4	53,112	724,372	147,562	2,106,423
Class R6	432,243	6,181,984	3,017,767	46,660,260
Administrator Class	618,980	8,836,203	3,919,148	57,602,147
Institutional Class	13,951,052	203,250,191	27,347,396	409,718,053
Investor Class	N/A	N/A	204,065 [1]	3,092,911 [1]

		282,093,819		1,052,537,235

Reinvestment of distributions
Class A	10,164,417	132,137,416	10,119,274	145,413,973
Class B	4,868	53,503	7,422	92,480
Class C	2,029,580	22,223,900	1,715,487	21,323,504
Class R4	26,770	356,581	9,437	138,255
Class R6	1,045,351	14,018,149	813,689	11,977,506
Administrator Class	870,110	11,433,242	3,513,370	50,943,861
Institutional Class	5,849,310	78,322,263	4,638,850	68,237,489

		258,545,054		298,127,068

Payment for shares redeemed
Class A	(28,924,645)	(404,118,010)	(67,943,982)	(948,979,782)
Class B	(31,398)	(378,448)	(96,549)	(1,234,246)
Class C	(6,625,325)	(78,369,070)	(8,078,699)	(100,085,119)
Class R4	(36,198)	(514,125)	(19,668)	(274,630)
Class R6	(2,477,193)	(36,071,052)	(1,984,285)	(28,819,972)
Administrator Class	(14,016,099)	(201,243,034)	(56,550,448)	(817,362,391)
Institutional Class	(28,750,160)	(409,972,713)	(38,166,413)	(557,212,931)
Investor Class	N/A	N/A	(12,187,103)[1]	(190,582,272)[1]

		(1,130,666,452)		(2,644,551,343)

Net decrease in net assets resulting from capital share transactions		(590,027,579)		(1,293,887,040)

Total decrease in net assets		(878,021,422)		(1,907,472,490)

Net assets
Beginning of period		3,569,573,894		5,477,046,384

End of period		$2,691,552,472		$3,569,573,894

Accumulated net investment loss		$(3,696,672)		$(2,674,776)

[1]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.68	$16.28	$14.55	$12.57	$10.21	$9.89
Net investment loss	(0.02)	(0.03)	(0.03)	(0.05)	(0.02)	(0.03)[1]
Net realized and unrealized gains (losses) on investments	0.08	(0.52)	1.97	2.03	2.38	0.60

Total from investment operations	0.06	(0.55)	1.94	1.98	2.36	0.57
Distributions to shareholders from
Net realized gains	(1.43)	(1.05)	(0.21)	0.00	0.00	(0.25)
Net asset value, end of period	$13.31	$14.68	$16.28	$14.55	$12.57	$10.21
Total return[2]	0.66%	(3.22)%	13.46%	15.75%	23.11%	6.08%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.13%	1.16%	1.17%	1.19%	1.23%
Net expenses	1.11%	1.11%	1.12%	1.12%	1.12%	1.12%
Net investment loss	(0.16)%	(0.17)%	(0.18)%	(0.36)%	(0.15)%	(0.30)%
Supplemental data
Portfolio turnover rate	42%	47%	44%	37%	32%	51%
Net assets, end of period (000s omitted)	$1,341,134	$1,697,746	$2,280,107	$1,908,455	$1,515,862	$932,106

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Premier Large Company Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.67	$14.30	$12.90	$11.23	$9.19	$8.99
Net investment loss	(0.05)[1]	(0.11)[1]	(0.13)[1]	(0.13)[1]	(0.09)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	0.05	(0.47)	1.74	1.80	2.13	0.54

Total from investment operations	0.00	(0.58)	1.61	1.67	2.04	0.45
Distributions to shareholders from
Net realized gains	(1.43)	(1.05)	(0.21)	0.00	0.00	(0.25)
Net asset value, end of period	$11.24	$12.67	$14.30	$12.90	$11.23	$9.19
Total return[2]	0.28%	(3.92)%	12.61%	14.87%	22.20%	5.22%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.87%	1.91%	1.91%	1.94%	1.97%
Net expenses	1.86%	1.86%	1.87%	1.87%	1.87%	1.87%
Net investment loss	(0.89)%	(0.91)%	(0.92)%	(1.09)%	(0.87)%	(1.04)%
Supplemental data
Portfolio turnover rate	42%	47%	44%	37%	32%	51%
Net assets, end of period (000s omitted)	$481	$870	$2,170	$4,001	$5,637	$6,962

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.64	$14.27	$12.87	$11.20	$9.17	$8.97
Net investment loss	(0.06)[1]	(0.12)[1]	(0.13)[1]	(0.14)[1]	(0.09)[1]	(0.10)[1]
Net realized and unrealized gains (losses) on investments	0.06	(0.46)	1.74	1.81	2.12	0.55

Total from investment operations	0.00	(0.58)	1.61	1.67	2.03	0.45
Distributions to shareholders from
Net realized gains	(1.43)	(1.05)	(0.21)	0.00	0.00	(0.25)
Net asset value, end of period	$11.21	$12.64	$14.27	$12.87	$11.20	$9.17
Total return[2]	0.29%	(3.92)%	12.65%	14.91%	22.14%	5.24%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.88%	1.91%	1.92%	1.94%	1.98%
Net expenses	1.86%	1.86%	1.87%	1.87%	1.87%	1.87%
Net investment loss	(0.91)%	(0.92)%	(0.93)%	(1.11)%	(0.91)%	(1.07)%
Supplemental data
Portfolio turnover rate	42%	47%	44%	37%	32%	51%
Net assets, end of period (000s omitted)	$221,188	$296,896	$388,290	$374,136	$279,203	$129,980

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Premier Large Company Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS R4		2016	2015	2014	2013[1]
Net asset value, beginning of period	$15.00	$16.56	$14.75	$12.70	$10.81
Net investment income (loss)	0.01 [2]	0.02 [2]	0.02	(0.01)	0.00 [3]
Net realized and unrealized gains (losses) on investments	0.07	(0.53)	2.00	2.06	1.89

Total from investment operations	0.08	(0.51)	2.02	2.05	1.89
Distributions to shareholders from
Net realized gains	(1.43)	(1.05)	(0.21)	0.00	0.00
Net asset value, end of period	$13.65	$15.00	$16.56	$14.75	$12.70
Total return[4]	0.79%	(2.91)%	13.82%	16.14%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.83%	0.84%	0.85%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.14%	0.13%	0.13%	(0.11)%	0.06%
Supplemental data
Portfolio turnover rate	42%	47%	44%	37%	32%
Net assets, end of period (000s omitted)	$4,226	$3,988	$2,129	$765	$131

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
CLASS R6		2016	2015	2014	2013[1]
Net asset value, beginning of period	$15.08	$16.62	$14.77	$12.71	$10.81
Net investment income	0.04	0.04 [2]	0.05	0.01	0.00 [3]
Net realized and unrealized gains (losses) on investments	0.06	(0.53)	2.01	2.05	1.90

Total from investment operations	0.10	(0.49)	2.06	2.06	1.90
Distributions to shareholders from
Net realized gains	(1.43)	(1.05)	(0.21)	0.00	0.00
Net asset value, end of period	$13.75	$15.08	$16.62	$14.77	$12.71
Total return[4]	0.92%	(2.78)%	14.00%	16.29%	17.58%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.68%	0.69%	0.71%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.30%	0.28%	0.29%	0.09%	0.05%
Supplemental data
Portfolio turnover rate	42%	47%	44%	37%	32%
Net assets, end of period (000s omitted)	$149,602	$179,198	$166,768	$163,871	$4,629

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Premier Large Company Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.82	$16.41	$14.63	$12.62	$10.24	$9.90
Net investment loss	(0.00)[1,2]	(0.00)[1,2]	(0.00)[1]	(0.02)	(0.00)[1]	(0.02)
Net realized and unrealized gains (losses) on investments	0.07	(0.54)	1.99	2.03	2.38	0.61

Total from investment operations	0.07	(0.54)	1.99	2.01	2.38	0.59
Distributions to shareholders from
Net realized gains	(1.43)	(1.05)	(0.21)	0.00	0.00	(0.25)
Net asset value, end of period	$13.46	$14.82	$16.41	$14.63	$12.62	$10.24
Total return[3]	0.73%	(3.13)%	13.73%	15.93%	23.24%	6.28%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.04%	1.00%	1.00%	1.04%	1.07%
Net expenses	1.00%	0.98%	0.95%	0.95%	0.95%	0.95%
Net investment loss	(0.01)%	(0.02)%	(0.01)%	(0.19)%	(0.01)%	(0.16)%
Supplemental data
Portfolio turnover rate	42%	47%	44%	37%	32%	51%
Net assets, end of period (000s omitted)	$97,376	$292,900	$1,129,970	$1,325,864	$640,494	$251,759

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2017 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.06	$16.61	$14.77	$12.71	$10.28	$9.91
Net investment income	0.02 [1]	0.03 [1]	0.03	0.01 [1]	0.00 [2]	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	0.07	(0.53)	2.02	2.05	2.43	0.62

Total from investment operations	0.09	(0.50)	2.05	2.06	2.43	0.62
Distributions to shareholders from
Net realized gains	(1.43)	(1.05)	(0.21)	0.00	0.00	(0.25)
Net asset value, end of period	$13.72	$15.06	$16.61	$14.77	$12.71	$10.28
Total return[3]	0.85%	(2.85)%	14.01%	16.21%	23.64%	6.48%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.80%	0.74%	0.74%	0.76%	0.79%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.71%	0.75%
Net investment income	0.24%	0.23%	0.23%	0.07%	0.16%	0.04%
Supplemental data
Portfolio turnover rate	42%	47%	44%	37%	32%	51%
Net assets, end of period (000s omitted)	$877,546	$1,097,976	$1,313,281	$1,031,979	$1,328,994	$223,616

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Premier Large Company Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

22	Wells Fargo Premier Large Company Growth Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $12,303,738 expiring in 2017.

As of July 31, 2016, the Fund had a qualified late-year ordinary loss of $2,656,167 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements (unaudited)	Wells Fargo Premier Large Company Growth Fund	23
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$382,278,620	$0	$0	$382,278,620
Consumer staples	106,415,381	0	0	106,415,381
Energy	62,153,508	0	0	62,153,508
Financials	62,140,350	0	0	62,140,350
Health care	409,412,363	0	0	409,412,363
Industrials	323,009,468	0	0	323,009,468
Information technology	1,215,874,073	0	0	1,215,874,073
Materials	100,664,796	0	0	100,664,796
Real estate	22,748,265	0	0	22,748,265

Short-term investments
Investment companies	10,069,617	0	0	10,069,617
Investments measured at net asset value*				79,604,809
Total assets	$2,694,766,441	$0	$0	$2,774,371,250

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $79,604,809 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2017, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.275% as the average daily net assets of the Fund increase.

24	Wells Fargo Premier Large Company Growth Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class B shares, 1.86% for Class C shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 1.00% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended January 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $9,311 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $4,740 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended January 31, 2017, Funds Distributor received $16,529 from the sale of Class A shares and $478 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2017 were $1,303,292,179 and $1,961,859,852, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

Notes to financial statements (unaudited)	Wells Fargo Premier Large Company Growth Fund	25

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended January 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

26	Wells Fargo Premier Large Company Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Premier Large Company Growth Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Premier Large Company Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Premier Large Company Growth Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

301465 03-17 SA212/SAR212 01-17

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: March 24, 2017

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: March 24, 2017